UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Emerging Markets Fund

Class A EAEMX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$171	1.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Underweight exposure to South Korea, including its technology sector, detracted from returns as tech stocks propelled significant country-level gains

↓ Sector allocations and an underweight exposure to Taiwan detracted from Index-relative returns as technology stocks drove a significant country-wide rally

↓ An overweight exposure to Turkey hurt returns as a significant decline in Turkey’s foreign exchange rate versus the dollar weighed on overall results for the country

↑ In contrast, an underweight exposure to India contributed to performance as India’s market struggled to gain ground due to trade frictions with the U.S.

↑ Sector allocations and an underweight exposure to China helped returns as ongoing property sector weakness and U.S. trade tensions weighed on market performance

↑ An overweight exposure to Peru contributed to Index-relative returns as the headline performance was boosted by a significant rally among mining companies

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI Emerging Markets Index
1/16	$10,000	$10,000
2/16	$9,561	$9,984
3/16	$10,691	$11,305
4/16	$10,941	$11,366
5/16	$10,458	$10,942
6/16	$10,799	$11,380
7/16	$11,279	$11,952
8/16	$11,306	$12,249
9/16	$11,393	$12,407
10/16	$11,393	$12,436
11/16	$10,930	$11,864
12/16	$11,107	$11,890
1/17	$11,685	$12,541
2/17	$11,957	$12,925
3/17	$12,211	$13,251
4/17	$12,386	$13,541
5/17	$12,605	$13,941
6/17	$12,631	$14,082
7/17	$13,222	$14,921
8/17	$13,531	$15,254
9/17	$13,443	$15,193
10/17	$13,567	$15,726
11/17	$13,549	$15,757
12/17	$14,107	$16,323
1/18	$15,112	$17,683
2/18	$14,556	$16,868
3/18	$14,376	$16,554
4/18	$14,233	$16,481
5/18	$13,506	$15,897
6/18	$13,040	$15,237
7/18	$13,435	$15,571
8/18	$12,927	$15,150
9/18	$12,909	$15,070
10/18	$12,119	$13,758
11/18	$12,388	$14,324
12/18	$12,130	$13,945
1/19	$13,083	$15,166
2/19	$13,009	$15,200
3/19	$12,991	$15,328
4/19	$13,156	$15,650
5/19	$12,615	$14,515
6/19	$13,220	$15,421
7/19	$13,009	$15,232
8/19	$12,460	$14,489
9/19	$12,615	$14,766
10/19	$12,954	$15,389
11/19	$12,945	$15,367
12/19	$13,623	$16,514
1/20	$13,022	$15,744
2/20	$12,027	$14,914
3/20	$9,436	$12,617
4/20	$10,281	$13,772
5/20	$10,619	$13,878
6/20	$11,116	$14,898
7/20	$11,652	$16,229
8/20	$11,897	$16,588
9/20	$11,605	$16,322
10/20	$11,521	$16,658
11/20	$12,978	$18,199
12/20	$13,983	$19,537
1/21	$13,964	$20,136
2/21	$14,154	$20,290
3/21	$14,220	$19,984
4/21	$14,581	$20,481
5/21	$15,141	$20,956
6/21	$15,217	$20,992
7/21	$14,695	$19,579
8/21	$15,208	$20,092
9/21	$14,837	$19,293
10/21	$14,894	$19,484
11/21	$14,125	$18,690
12/21	$14,570	$19,040
1/22	$14,580	$18,680
2/22	$14,136	$18,122
3/22	$14,068	$17,712
4/22	$13,432	$16,727
5/22	$13,422	$16,801
6/22	$12,486	$15,684
7/22	$12,640	$15,646
8/22	$12,631	$15,711
9/22	$11,550	$13,869
10/22	$11,762	$13,439
11/22	$13,026	$15,432
12/22	$12,923	$15,215
1/23	$13,658	$16,416
2/23	$13,064	$15,352
3/23	$13,336	$15,817
4/23	$13,447	$15,638
5/23	$13,114	$15,375
6/23	$13,578	$15,959
7/23	$14,383	$16,952
8/23	$13,789	$15,908
9/23	$13,437	$15,492
10/23	$12,862	$14,890
11/23	$13,688	$16,082
12/23	$14,143	$16,710
1/24	$13,740	$15,934
2/24	$14,174	$16,692
3/24	$14,443	$17,106
4/24	$14,454	$17,183
5/24	$14,712	$17,280
6/24	$14,764	$17,961
7/24	$14,971	$18,015
8/24	$15,199	$18,305
9/24	$15,850	$19,528
10/24	$15,323	$18,659
11/24	$15,074	$17,989
12/24	$14,907	$17,964
1/25	$15,238	$18,285
2/25	$15,163	$18,374
3/25	$15,334	$18,490
4/25	$15,643	$18,733
5/25	$16,165	$19,532
6/25	$16,868	$20,707
7/25	$17,145	$21,110
8/25	$17,678	$21,381
9/25	$18,253	$22,911
10/25	$18,669	$23,868
11/25	$18,616	$23,297
12/25	$18,956	$23,994
1/26	$20,379	$26,118

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	33.75%	7.85%	7.95%
Class A with 5.25% Maximum Sales Charge	26.75%	6.69%	7.37%
MSCI Emerging Markets Index (net of foreign withholding taxes)	42.84%	5.34%	10.07%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$217,564,694
# of Portfolio Holdings	1,162
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$1,436,513

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	0.6%
Africa	7.9%
Middle East	10.9%
Emerging Europe	13.5%
Latin America	17.0%
Asia	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Delta Electronics (Thailand) PCL	1.3%
Tencent Holdings Ltd.	1.1%
Samsung Electronics Co. Ltd.	1.1%
Vingroup JSC	0.8%
America Movil SAB de CV, Series B	0.7%
SK Hynix, Inc.	0.7%
Southern Copper Corp.	0.6%
Naspers Ltd., Class N	0.6%
MTN Group Ltd.	0.6%
Total	9.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.44% (1.49% prior to July 1, 2025) of the Fund’s average daily net assets for Class A. This agreement may be changed or terminated after June 1, 2027.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EAEMX-TSR-AR

Parametric Emerging Markets Fund

Class C ECEMX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$258	2.22%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Underweight exposure to South Korea, including its technology sector, detracted from returns as tech stocks propelled significant country-level gains

↓ Sector allocations and an underweight exposure to Taiwan detracted from Index-relative returns as technology stocks drove a significant country-wide rally

↓ An overweight exposure to Turkey hurt returns as a significant decline in Turkey’s foreign exchange rate versus the dollar weighed on overall results for the country

↑ In contrast, an underweight exposure to India contributed to performance as India’s market struggled to gain ground due to trade frictions with the U.S.

↑ Sector allocations and an underweight exposure to China helped returns as ongoing property sector weakness and U.S. trade tensions weighed on market performance

↑ An overweight exposure to Peru contributed to Index-relative returns as the headline performance was boosted by a significant rally among mining companies

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	MSCI Emerging Markets Index
1/16	$10,000	$10,000
2/16	$10,092	$9,984
3/16	$11,273	$11,305
4/16	$11,522	$11,366
5/16	$11,006	$10,942
6/16	$11,363	$11,380
7/16	$11,867	$11,952
8/16	$11,876	$12,249
9/16	$11,970	$12,407
10/16	$11,960	$12,436
11/16	$11,465	$11,864
12/16	$11,643	$11,890
1/17	$12,250	$12,541
2/17	$12,520	$12,925
3/17	$12,782	$13,251
4/17	$12,950	$13,541
5/17	$13,174	$13,941
6/17	$13,193	$14,082
7/17	$13,804	$14,921
8/17	$14,115	$15,254
9/17	$14,011	$15,193
10/17	$14,143	$15,726
11/17	$14,106	$15,757
12/17	$14,683	$16,323
1/18	$15,719	$17,683
2/18	$15,121	$16,868
3/18	$14,940	$16,554
4/18	$14,778	$16,481
5/18	$14,009	$15,897
6/18	$13,524	$15,237
7/18	$13,923	$15,571
8/18	$13,381	$15,150
9/18	$13,353	$15,070
10/18	$12,535	$13,758
11/18	$12,811	$14,324
12/18	$12,529	$13,945
1/19	$13,503	$15,166
2/19	$13,416	$15,200
3/19	$13,387	$15,328
4/19	$13,551	$15,650
5/19	$12,992	$14,515
6/19	$13,609	$15,421
7/19	$13,377	$15,232
8/19	$12,809	$14,489
9/19	$12,963	$14,766
10/19	$13,300	$15,389
11/19	$13,271	$15,367
12/19	$13,966	$16,514
1/20	$13,339	$15,744
2/20	$12,311	$14,914
3/20	$9,647	$12,617
4/20	$10,509	$13,772
5/20	$10,852	$13,878
6/20	$11,351	$14,898
7/20	$11,890	$16,229
8/20	$12,126	$16,588
9/20	$11,832	$16,322
10/20	$11,734	$16,658
11/20	$13,205	$18,199
12/20	$14,216	$19,537
1/21	$14,196	$20,136
2/21	$14,382	$20,290
3/21	$14,441	$19,984
4/21	$14,794	$20,481
5/21	$15,354	$20,956
6/21	$15,422	$20,992
7/21	$14,883	$19,579
8/21	$15,403	$20,092
9/21	$15,010	$19,293
10/21	$15,059	$19,484
11/21	$14,275	$18,690
12/21	$14,716	$19,040
1/22	$14,706	$18,680
2/22	$14,262	$18,122
3/22	$14,183	$17,712
4/22	$13,531	$16,727
5/22	$13,511	$16,801
6/22	$12,563	$15,684
7/22	$12,711	$15,646
8/22	$12,691	$15,711
9/22	$11,595	$13,869
10/22	$11,802	$13,439
11/22	$13,067	$15,432
12/22	$12,950	$15,215
1/23	$13,686	$16,416
2/23	$13,083	$15,352
3/23	$13,339	$15,817
4/23	$13,441	$15,638
5/23	$13,104	$15,375
6/23	$13,564	$15,959
7/23	$14,351	$16,952
8/23	$13,758	$15,908
9/23	$13,390	$15,492
10/23	$12,818	$14,890
11/23	$13,625	$16,082
12/23	$14,077	$16,710
1/24	$13,652	$15,934
2/24	$14,077	$16,692
3/24	$14,346	$17,106
4/24	$14,336	$17,183
5/24	$14,595	$17,280
6/24	$14,626	$17,961
7/24	$14,833	$18,015
8/24	$15,051	$18,305
9/24	$15,682	$19,528
10/24	$15,154	$18,659
11/24	$14,895	$17,989
12/24	$14,714	$17,964
1/25	$15,031	$18,285
2/25	$14,957	$18,374
3/25	$15,116	$18,490
4/25	$15,412	$18,733
5/25	$15,908	$19,532
6/25	$16,595	$20,707
7/25	$16,859	$21,110
8/25	$17,366	$21,381
9/25	$17,926	$22,911
10/25	$18,327	$23,868
11/25	$18,264	$23,297
12/25	$18,580	$23,994
1/26	$20,250	$26,118

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	32.82%	7.05%	7.30%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	31.82%	7.05%	7.30%
MSCI Emerging Markets Index (net of foreign withholding taxes)	42.84%	5.34%	10.07%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$217,564,694
# of Portfolio Holdings	1,162
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$1,436,513

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	0.6%
Africa	7.9%
Middle East	10.9%
Emerging Europe	13.5%
Latin America	17.0%
Asia	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Delta Electronics (Thailand) PCL	1.3%
Tencent Holdings Ltd.	1.1%
Samsung Electronics Co. Ltd.	1.1%
Vingroup JSC	0.8%
America Movil SAB de CV, Series B	0.7%
SK Hynix, Inc.	0.7%
Southern Copper Corp.	0.6%
Naspers Ltd., Class N	0.6%
MTN Group Ltd.	0.6%
Total	9.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 2.19% (2.24% prior to July 1, 2025) of the Fund’s average daily net assets for Class C. This agreement may be changed or terminated after June 1, 2027.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

ECEMX-TSR-AR

Parametric Emerging Markets Fund

Class I EIEMX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$142	1.21%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Underweight exposure to South Korea, including its technology sector, detracted from returns as tech stocks propelled significant country-level gains

↓ Sector allocations and an underweight exposure to Taiwan detracted from Index-relative returns as technology stocks drove a significant country-wide rally

↓ An overweight exposure to Turkey hurt returns as a significant decline in Turkey’s foreign exchange rate versus the dollar weighed on overall results for the country

↑ In contrast, an underweight exposure to India contributed to performance as India’s market struggled to gain ground due to trade frictions with the U.S.

↑ Sector allocations and an underweight exposure to China helped returns as ongoing property sector weakness and U.S. trade tensions weighed on market performance

↑ An overweight exposure to Peru contributed to Index-relative returns as the headline performance was boosted by a significant rally among mining companies

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI Emerging Markets Index
1/16	$1,000,000	$1,000,000
2/16	$1,009,058	$998,364
3/16	$1,128,623	$1,130,475
4/16	$1,154,891	$1,136,619
5/16	$1,104,167	$1,094,220
6/16	$1,140,290	$1,137,953
7/16	$1,191,662	$1,195,217
8/16	$1,194,415	$1,224,921
9/16	$1,203,588	$1,240,672
10/16	$1,203,588	$1,243,630
11/16	$1,155,885	$1,186,384
12/16	$1,174,569	$1,189,004
1/17	$1,236,388	$1,254,070
2/17	$1,264,991	$1,292,459
3/17	$1,292,672	$1,325,086
4/17	$1,311,125	$1,354,096
5/17	$1,335,115	$1,394,129
6/17	$1,336,960	$1,408,163
7/17	$1,400,108	$1,492,103
8/17	$1,432,733	$1,525,385
9/17	$1,424,344	$1,519,320
10/17	$1,438,326	$1,572,581
11/17	$1,436,462	$1,575,738
12/17	$1,495,775	$1,632,302
1/18	$1,601,872	$1,768,348
2/18	$1,543,140	$1,686,793
3/18	$1,525,141	$1,655,429
4/18	$1,509,984	$1,648,105
5/18	$1,433,254	$1,589,706
6/18	$1,383,995	$1,523,659
7/18	$1,426,623	$1,557,129
8/18	$1,372,540	$1,515,026
9/18	$1,370,644	$1,506,985
10/18	$1,287,230	$1,375,753
11/18	$1,316,615	$1,432,447
12/18	$1,289,397	$1,394,500
1/19	$1,390,450	$1,516,599
2/19	$1,382,677	$1,520,009
3/19	$1,381,705	$1,532,766
4/19	$1,399,195	$1,565,033
5/19	$1,341,867	$1,451,472
6/19	$1,406,968	$1,542,060
7/19	$1,384,620	$1,523,204
8/19	$1,327,292	$1,448,938
9/19	$1,343,810	$1,476,598
10/19	$1,379,762	$1,538,861
11/19	$1,378,790	$1,536,744
12/19	$1,452,566	$1,651,393
1/20	$1,387,675	$1,574,414
2/20	$1,281,852	$1,491,390
3/20	$1,005,315	$1,261,682
4/20	$1,096,163	$1,377,219
5/20	$1,133,101	$1,387,797
6/20	$1,186,012	$1,489,813
7/20	$1,243,915	$1,622,945
8/20	$1,268,987	$1,658,820
9/20	$1,238,987	$1,632,213
10/20	$1,229,987	$1,665,842
11/20	$1,384,986	$1,819,911
12/20	$1,492,754	$1,953,699
1/21	$1,491,740	$2,013,595
2/21	$1,512,022	$2,028,997
3/21	$1,520,134	$1,998,353
4/21	$1,558,670	$2,048,108
5/21	$1,618,502	$2,095,604
6/21	$1,627,629	$2,099,216
7/21	$1,571,854	$1,957,942
8/21	$1,627,629	$2,009,192
9/21	$1,588,079	$1,929,345
10/21	$1,593,150	$1,948,374
11/21	$1,512,022	$1,868,971
12/21	$1,559,944	$1,904,040
1/22	$1,560,977	$1,867,998
2/22	$1,514,458	$1,812,163
3/22	$1,507,222	$1,771,234
4/22	$1,438,994	$1,672,707
5/22	$1,437,960	$1,680,072
6/22	$1,338,719	$1,568,432
7/22	$1,355,259	$1,564,579
8/22	$1,355,259	$1,571,110
9/22	$1,238,444	$1,386,926
10/22	$1,262,221	$1,343,864
11/22	$1,397,643	$1,543,183
12/22	$1,387,230	$1,521,492
1/23	$1,466,222	$1,641,631
2/23	$1,403,461	$1,535,184
3/23	$1,432,677	$1,581,681
4/23	$1,444,580	$1,563,756
5/23	$1,408,871	$1,537,491
6/23	$1,458,647	$1,595,869
7/23	$1,546,296	$1,695,214
8/23	$1,482,453	$1,590,789
9/23	$1,444,580	$1,549,186
10/23	$1,383,983	$1,488,993
11/23	$1,472,714	$1,608,157
12/23	$1,522,230	$1,671,026
1/24	$1,477,655	$1,593,435
2/24	$1,525,573	$1,669,238
3/24	$1,554,546	$1,710,601
4/24	$1,555,661	$1,718,255
5/24	$1,584,634	$1,727,960
6/24	$1,590,206	$1,796,117
7/24	$1,613,608	$1,801,462
8/24	$1,638,124	$1,830,548
9/24	$1,708,329	$1,952,782
10/24	$1,652,611	$1,865,936
11/24	$1,625,866	$1,798,892
12/24	$1,607,829	$1,796,422
1/25	$1,644,659	$1,828,525
2/25	$1,636,602	$1,837,383
3/25	$1,655,017	$1,849,014
4/25	$1,689,544	$1,873,313
5/25	$1,744,788	$1,953,232
6/25	$1,821,900	$2,070,675
7/25	$1,851,823	$2,111,030
8/25	$1,909,369	$2,138,108
9/25	$1,972,670	$2,291,056
10/25	$2,017,555	$2,386,801
11/25	$2,012,952	$2,329,721
12/25	$2,049,816	$2,399,410
1/26	$2,204,027	$2,611,825

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	34.01%	8.12%	8.22%
MSCI Emerging Markets Index (net of foreign withholding taxes)	42.84%	5.34%	10.07%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$217,564,694
# of Portfolio Holdings	1,162
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$1,436,513

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	0.6%
Africa	7.9%
Middle East	10.9%
Emerging Europe	13.5%
Latin America	17.0%
Asia	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Delta Electronics (Thailand) PCL	1.3%
Tencent Holdings Ltd.	1.1%
Samsung Electronics Co. Ltd.	1.1%
Vingroup JSC	0.8%
America Movil SAB de CV, Series B	0.7%
SK Hynix, Inc.	0.7%
Southern Copper Corp.	0.6%
Naspers Ltd., Class N	0.6%
MTN Group Ltd.	0.6%
Total	9.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.19% (1.24% prior to July 1, 2025) of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after June 1, 2027.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EIEMX-TSR-AR

Parametric Emerging Markets Fund

Class R6 EREMX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$133	1.14%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Underweight exposure to South Korea, including its technology sector, detracted from returns as tech stocks propelled significant country-level gains

↓ Sector allocations and an underweight exposure to Taiwan detracted from Index-relative returns as technology stocks drove a significant country-wide rally

↓ An overweight exposure to Turkey hurt returns as a significant decline in Turkey’s foreign exchange rate versus the dollar weighed on overall results for the country

↑ In contrast, an underweight exposure to India contributed to performance as India’s market struggled to gain ground due to trade frictions with the U.S.

↑ Sector allocations and an underweight exposure to China helped returns as ongoing property sector weakness and U.S. trade tensions weighed on market performance

↑ An overweight exposure to Peru contributed to Index-relative returns as the headline performance was boosted by a significant rally among mining companies

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

Table Summary
	Class R6	MSCI Emerging Markets Index
1/16	$5,000,000	$5,000,000
2/16	$5,045,290	$4,991,819
3/16	$5,643,116	$5,652,373
4/16	$5,774,457	$5,683,093
5/16	$5,520,833	$5,471,102
6/16	$5,706,209	$5,689,767
7/16	$5,958,494	$5,976,086
8/16	$5,972,254	$6,124,604
9/16	$6,022,711	$6,203,358
10/16	$6,022,711	$6,218,149
11/16	$5,779,601	$5,931,922
12/16	$5,876,273	$5,945,020
1/17	$6,185,550	$6,270,350
2/17	$6,324,032	$6,462,297
3/17	$6,467,131	$6,625,428
4/17	$6,559,453	$6,770,481
5/17	$6,679,471	$6,970,646
6/17	$6,693,319	$7,040,816
7/17	$7,004,624	$7,460,516
8/17	$7,172,511	$7,626,925
9/17	$7,125,876	$7,596,599
10/17	$7,195,829	$7,862,904
11/17	$7,186,501	$7,878,688
12/17	$7,486,256	$8,161,510
1/18	$8,022,004	$8,841,737
2/18	$7,723,313	$8,433,963
3/18	$7,637,972	$8,277,147
4/18	$7,557,373	$8,240,526
5/18	$7,173,341	$7,948,531
6/18	$6,931,543	$7,618,294
7/18	$7,140,153	$7,785,647
8/18	$6,874,679	$7,575,129
9/18	$6,865,191	$7,534,926
10/18	$6,442,936	$6,878,765
11/18	$6,594,758	$7,162,237
12/18	$6,453,746	$6,972,500
1/19	$6,964,790	$7,582,995
2/19	$6,925,853	$7,600,044
3/19	$6,916,119	$7,663,829
4/19	$7,003,726	$7,825,167
5/19	$6,721,436	$7,257,362
6/19	$7,042,663	$7,710,302
7/19	$6,930,720	$7,616,021
8/19	$6,643,563	$7,244,689
9/19	$6,731,170	$7,382,988
10/19	$6,911,252	$7,694,305
11/19	$6,906,385	$7,683,718
12/19	$7,271,367	$8,256,965
1/20	$6,956,091	$7,872,069
2/20	$6,420,622	$7,456,950
3/20	$5,039,413	$6,308,410
4/20	$5,494,811	$6,886,095
5/20	$5,674,969	$6,938,985
6/20	$5,945,206	$7,449,063
7/20	$6,230,456	$8,114,725
8/20	$6,361,145	$8,294,098
9/20	$6,210,763	$8,161,066
10/20	$6,160,636	$8,329,209
11/20	$6,942,621	$9,099,556
12/20	$7,484,851	$9,768,496
1/21	$7,474,675	$10,067,976
2/21	$7,581,529	$10,144,983
3/21	$7,617,146	$9,991,767
4/21	$7,810,501	$10,240,540
5/21	$8,110,709	$10,478,022
6/21	$8,156,504	$10,496,079
7/21	$7,886,825	$9,789,709
8/21	$8,166,680	$10,045,958
9/21	$7,968,237	$9,646,724
10/21	$7,998,767	$9,741,868
11/21	$7,586,617	$9,344,856
12/21	$7,829,647	$9,520,198
1/22	$7,834,839	$9,339,990
2/22	$7,601,196	$9,060,816
3/22	$7,570,043	$8,856,171
4/22	$7,227,367	$8,363,535
5/22	$7,222,174	$8,400,358
6/22	$6,723,735	$7,842,158
7/22	$6,806,809	$7,822,893
8/22	$6,801,616	$7,855,552
9/22	$6,220,104	$6,934,628
10/22	$6,339,522	$6,719,319
11/22	$7,019,684	$7,715,913
12/22	$6,968,238	$7,607,461
1/23	$7,365,335	$8,208,157
2/23	$7,049,833	$7,675,921
3/23	$7,196,705	$7,908,403
4/23	$7,256,542	$7,818,780
5/23	$7,082,472	$7,687,454
6/23	$7,332,697	$7,979,345
7/23	$7,767,872	$8,476,070
8/23	$7,452,370	$7,953,943
9/23	$7,261,981	$7,745,930
10/23	$6,957,359	$7,444,963
11/23	$7,397,973	$8,040,784
12/23	$7,652,670	$8,355,132
1/24	$7,428,416	$7,967,173
2/24	$7,669,489	$8,346,190
3/24	$7,820,860	$8,553,006
4/24	$7,826,467	$8,591,274
5/24	$7,966,626	$8,639,799
6/24	$7,994,657	$8,980,584
7/24	$8,112,391	$9,007,311
8/24	$8,241,337	$9,152,738
9/24	$8,594,537	$9,763,912
10/24	$8,314,219	$9,329,679
11/24	$8,174,061	$8,994,462
12/24	$8,090,036	$8,982,111
1/25	$8,269,686	$9,142,623
2/25	$8,229,120	$9,186,916
3/25	$8,327,638	$9,245,072
4/25	$8,495,697	$9,366,563
5/25	$8,779,660	$9,766,162
6/25	$9,162,140	$10,353,374
7/25	$9,318,609	$10,555,149
8/25	$9,608,367	$10,690,538
9/25	$9,927,100	$11,455,281
10/25	$10,158,907	$11,934,006
11/25	$10,129,931	$11,648,606
12/25	$10,315,905	$11,997,052
1/26	$11,092,885	$13,059,123

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	34.14%	8.21%	8.29%
MSCI Emerging Markets Index (net of foreign withholding taxes)	42.84%	5.34%	10.07%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$217,564,694
# of Portfolio Holdings	1,162
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$1,436,513

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	0.6%
Africa	7.9%
Middle East	10.9%
Emerging Europe	13.5%
Latin America	17.0%
Asia	49.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Delta Electronics (Thailand) PCL	1.3%
Tencent Holdings Ltd.	1.1%
Samsung Electronics Co. Ltd.	1.1%
Vingroup JSC	0.8%
America Movil SAB de CV, Series B	0.7%
SK Hynix, Inc.	0.7%
Southern Copper Corp.	0.6%
Naspers Ltd., Class N	0.6%
MTN Group Ltd.	0.6%
Total	9.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2026 at www.eatonvance.com/parametric-fund-documents.php or upon request by contacting us at 1-800-260-0761.

Effective July 1, 2025, Eaton Vance Management and Parametric Portfolio Associates LLC have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.12% (1.17% prior to July 1, 2025) of the Fund’s average daily net assets for Class R6. This agreement may be changed or terminated after June 1, 2027.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EREMX-TSR-AR

Parametric International Equity Fund

Class A EAISX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.77%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Sector allocation and an underweight to Netherlands hurt returns, partly due to an underweight to information technology, which surged over the period

↓ Stock selections in Japan also detracted from returns, partly due to excluding high beta stocks within the information technology sector that outperformed

↓ Security selection in Germany further weighed on performance partly due to the exclusion of high beta materials stocks that experienced gains

↑ Sector allocations in Israel contributed to Index-relative performance, partly due to an underweight to information technology which declined

↑ An overweight exposure to Belgium and active security selection within the materials sector helped performance. Strong returns from financials, health care and consumer staples also boosted results

↑ An underweight exposure to France helped returns as headline performance trailed amid weakening demand for the country’s consumer discretionary goods

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI EAFE Index
1/16	$10,000	$10,000
2/16	$9,325	$9,817
3/16	$9,960	$10,456
4/16	$10,145	$10,758
5/16	$10,093	$10,661
6/16	$9,909	$10,303
7/16	$10,307	$10,825
8/16	$10,298	$10,833
9/16	$10,448	$10,966
10/16	$10,103	$10,741
11/16	$9,803	$10,527
12/16	$10,075	$10,887
1/17	$10,380	$11,203
2/17	$10,524	$11,363
3/17	$10,873	$11,676
4/17	$11,187	$11,973
5/17	$11,690	$12,413
6/17	$11,627	$12,391
7/17	$11,950	$12,748
8/17	$11,995	$12,743
9/17	$12,219	$13,060
10/17	$12,390	$13,259
11/17	$12,497	$13,398
12/17	$12,642	$13,613
1/18	$13,213	$14,296
2/18	$12,569	$13,650
3/18	$12,596	$13,404
4/18	$12,771	$13,710
5/18	$12,633	$13,402
6/18	$12,504	$13,239
7/18	$12,799	$13,564
8/18	$12,649	$13,302
9/18	$12,639	$13,418
10/18	$11,668	$12,350
11/18	$11,696	$12,334
12/18	$11,187	$11,736
1/19	$11,928	$12,507
2/19	$12,166	$12,826
3/19	$12,289	$12,907
4/19	$12,574	$13,269
5/19	$12,099	$12,632
6/19	$12,745	$13,382
7/19	$12,479	$13,212
8/19	$12,277	$12,869
9/19	$12,543	$13,238
10/19	$12,972	$13,714
11/19	$13,143	$13,868
12/19	$13,546	$14,319
1/20	$13,303	$14,020
2/20	$12,370	$12,753
3/20	$10,464	$11,051
4/20	$11,280	$11,765
5/20	$11,874	$12,277
6/20	$12,253	$12,695
7/20	$12,642	$12,991
8/20	$13,213	$13,659
9/20	$12,833	$13,304
10/20	$12,307	$12,773
11/20	$14,167	$14,752
12/20	$14,848	$15,438
1/21	$14,680	$15,274
2/21	$14,848	$15,616
3/21	$15,232	$15,976
4/21	$15,725	$16,456
5/21	$16,248	$16,993
6/21	$15,982	$16,802
7/21	$16,110	$16,928
8/21	$16,376	$17,227
9/21	$15,706	$16,727
10/21	$16,179	$17,138
11/21	$15,479	$16,341
12/21	$16,100	$17,177
1/22	$15,440	$16,347
2/22	$15,038	$16,058
3/22	$15,007	$16,161
4/22	$14,161	$15,116
5/22	$14,326	$15,229
6/22	$13,099	$13,816
7/22	$13,645	$14,504
8/22	$12,892	$13,816
9/22	$11,541	$12,523
10/22	$12,129	$13,197
11/22	$13,666	$14,683
12/22	$13,548	$14,695
1/23	$14,589	$15,885
2/23	$14,245	$15,553
3/23	$14,556	$15,939
4/23	$15,007	$16,389
5/23	$14,278	$15,695
6/23	$14,803	$16,410
7/23	$15,222	$16,940
8/23	$14,642	$16,291
9/23	$14,127	$15,735
10/23	$13,709	$15,097
11/23	$14,814	$16,498
12/23	$15,648	$17,375
1/24	$15,383	$17,475
2/24	$15,560	$17,795
3/24	$16,013	$18,380
4/24	$15,626	$17,909
5/24	$16,466	$18,603
6/24	$15,991	$18,303
7/24	$16,554	$18,840
8/24	$17,195	$19,452
9/24	$17,472	$19,632
10/24	$16,433	$18,564
11/24	$16,344	$18,459
12/24	$15,865	$18,039
1/25	$16,456	$18,987
2/25	$16,932	$19,355
3/25	$17,152	$19,277
4/25	$18,033	$20,160
5/25	$18,741	$21,083
6/25	$19,274	$21,547
7/25	$18,857	$21,245
8/25	$19,645	$22,150
9/25	$19,808	$22,574
10/25	$19,738	$22,840
11/25	$20,028	$22,982
12/25	$20,386	$23,671
1/26	$21,165	$24,906

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	28.67%	7.60%	8.37%
Class A with 5.25% Maximum Sales Charge	21.89%	6.44%	7.78%
MSCI EAFE Index (net of foreign withholding taxes)	31.18%	10.27%	9.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$197,195,228
# of Portfolio Holdings	967
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$852,824

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.1%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.0%
Developed Europe	66.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.9%
Shell PLC	0.8%
TotalEnergies SE	0.8%
Sanofi SA	0.8%
Air Liquide SA	0.8%
ASML Holding NV	0.7%
SAP SE	0.7%
Total	8.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EAISX-TSR-AR

Parametric International Equity Fund

Class I EIISX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Sector allocation and an underweight to Netherlands hurt returns, partly due to an underweight to information technology, which surged over the period

↓ Stock selections in Japan also detracted from returns, partly due to excluding high beta stocks within the information technology sector that outperformed

↓ Security selection in Germany further weighed on performance partly due to the exclusion of high beta materials stocks that experienced gains

↑ Sector allocations in Israel contributed to Index-relative performance, partly due to an underweight to information technology which declined

↑ An overweight exposure to Belgium and active security selection within the materials sector helped performance. Strong returns from financials, health care and consumer staples also boosted results

↑ An underweight exposure to France helped returns as headline performance trailed amid weakening demand for the country’s consumer discretionary goods

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI EAFE Index
1/16	$1,000,000	$1,000,000
2/16	$984,215	$981,679
3/16	$1,051,068	$1,045,555
4/16	$1,071,495	$1,075,825
5/16	$1,064,995	$1,066,052
6/16	$1,046,934	$1,030,267
7/16	$1,088,774	$1,082,482
8/16	$1,087,844	$1,083,250
9/16	$1,104,580	$1,096,557
10/16	$1,068,319	$1,074,127
11/16	$1,035,776	$1,052,735
12/16	$1,065,619	$1,088,733
1/17	$1,097,767	$1,120,314
2/17	$1,112,896	$1,136,334
3/17	$1,150,717	$1,167,616
4/17	$1,183,811	$1,197,326
5/17	$1,237,706	$1,241,272
6/17	$1,231,088	$1,239,077
7/17	$1,265,127	$1,274,819
8/17	$1,269,855	$1,274,339
9/17	$1,293,493	$1,306,045
10/17	$1,312,404	$1,325,877
11/17	$1,323,750	$1,339,784
12/17	$1,339,554	$1,361,289
1/18	$1,400,796	$1,429,571
2/18	$1,332,749	$1,365,046
3/18	$1,335,666	$1,340,443
4/18	$1,355,108	$1,371,049
5/18	$1,340,526	$1,340,230
6/18	$1,326,917	$1,323,856
7/18	$1,358,996	$1,356,444
8/18	$1,343,404	$1,330,247
9/18	$1,342,418	$1,341,792
10/18	$1,238,852	$1,234,996
11/18	$1,242,797	$1,233,440
12/18	$1,187,883	$1,173,564
1/19	$1,267,276	$1,250,691
2/19	$1,293,405	$1,282,573
3/19	$1,306,470	$1,290,660
4/19	$1,336,619	$1,326,948
5/19	$1,286,370	$1,263,220
6/19	$1,355,714	$1,338,161
7/19	$1,327,574	$1,321,170
8/19	$1,306,462	$1,286,944
9/19	$1,335,674	$1,323,823
10/19	$1,381,002	$1,371,387
11/19	$1,400,141	$1,386,847
12/19	$1,442,419	$1,431,919
1/20	$1,416,643	$1,402,009
2/20	$1,317,664	$1,275,271
3/20	$1,115,581	$1,105,062
4/20	$1,202,188	$1,176,452
5/20	$1,267,143	$1,227,681
6/20	$1,306,322	$1,269,483
7/20	$1,349,626	$1,299,073
8/20	$1,409,123	$1,365,860
9/20	$1,369,895	$1,330,370
10/20	$1,313,117	$1,277,250
11/20	$1,512,355	$1,475,241
12/20	$1,585,745	$1,543,833
1/21	$1,568,987	$1,527,386
2/21	$1,585,745	$1,561,644
3/21	$1,627,641	$1,597,551
4/21	$1,681,058	$1,645,620
5/21	$1,737,616	$1,699,286
6/21	$1,708,290	$1,680,162
7/21	$1,722,953	$1,692,813
8/21	$1,752,280	$1,722,673
9/21	$1,680,010	$1,672,679
10/21	$1,731,332	$1,713,820
11/21	$1,656,968	$1,634,052
12/21	$1,723,642	$1,717,722
1/22	$1,654,433	$1,634,715
2/22	$1,610,490	$1,605,810
3/22	$1,607,194	$1,616,132
4/22	$1,517,113	$1,511,577
5/22	$1,535,788	$1,522,909
6/22	$1,403,961	$1,381,602
7/22	$1,463,283	$1,450,447
8/22	$1,381,990	$1,381,558
9/22	$1,238,078	$1,252,318
10/22	$1,301,795	$1,319,661
11/22	$1,466,579	$1,468,302
12/22	$1,453,268	$1,469,481
1/23	$1,566,822	$1,588,476
2/23	$1,530,118	$1,555,330
3/23	$1,563,381	$1,593,877
4/23	$1,612,703	$1,638,877
5/23	$1,533,559	$1,569,523
6/23	$1,590,910	$1,640,951
7/23	$1,636,790	$1,694,046
8/23	$1,573,704	$1,629,143
9/23	$1,519,795	$1,573,496
10/23	$1,475,061	$1,509,703
11/23	$1,593,204	$1,649,831
12/23	$1,682,949	$1,737,485
1/24	$1,655,690	$1,747,484
2/24	$1,674,653	$1,779,470
3/24	$1,724,430	$1,837,996
4/24	$1,681,764	$1,790,928
5/24	$1,773,022	$1,860,299
6/24	$1,723,245	$1,830,267
7/24	$1,783,689	$1,883,960
8/24	$1,853,614	$1,945,220
9/24	$1,883,243	$1,963,183
10/24	$1,771,837	$1,856,423
11/24	$1,762,356	$1,845,890
12/24	$1,712,224	$1,803,911
1/25	$1,775,824	$1,898,710
2/25	$1,826,954	$1,935,532
3/25	$1,850,648	$1,927,724
4/25	$1,946,673	$2,016,024
5/25	$2,022,744	$2,108,262
6/25	$2,082,603	$2,154,715
7/25	$2,036,462	$2,124,470
8/25	$2,122,509	$2,215,041
9/25	$2,141,215	$2,257,434
10/25	$2,133,733	$2,283,989
11/25	$2,164,909	$2,298,171
12/25	$2,204,789	$2,367,114
1/26	$2,289,806	$2,490,640

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	28.94%	7.85%	8.63%
MSCI EAFE Index (net of foreign withholding taxes)	31.18%	10.27%	9.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$197,195,228
# of Portfolio Holdings	967
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$852,824

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.1%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.0%
Developed Europe	66.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.9%
Shell PLC	0.8%
TotalEnergies SE	0.8%
Sanofi SA	0.8%
Air Liquide SA	0.8%
ASML Holding NV	0.7%
SAP SE	0.7%
Total	8.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EIISX-TSR-AR

Parametric International Equity Fund

Class R ERISX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$116	1.02%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Sector allocation and an underweight to Netherlands hurt returns, partly due to an underweight to information technology, which surged over the period

↓ Stock selections in Japan also detracted from returns, partly due to excluding high beta stocks within the information technology sector that outperformed

↓ Security selection in Germany further weighed on performance partly due to the exclusion of high beta materials stocks that experienced gains

↑ Sector allocations in Israel contributed to Index-relative performance, partly due to an underweight to information technology which declined

↑ An overweight exposure to Belgium and active security selection within the materials sector helped performance. Strong returns from financials, health care and consumer staples also boosted results

↑ An underweight exposure to France helped returns as headline performance trailed amid weakening demand for the country’s consumer discretionary goods

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class R	MSCI EAFE Index
1/16	$10,000	$10,000
2/16	$9,832	$9,817
3/16	$10,493	$10,456
4/16	$10,689	$10,758
5/16	$10,633	$10,661
6/16	$10,443	$10,303
7/16	$10,853	$10,825
8/16	$10,835	$10,833
9/16	$11,002	$10,966
10/16	$10,639	$10,741
11/16	$10,312	$10,527
12/16	$10,600	$10,887
1/17	$10,923	$11,203
2/17	$11,074	$11,363
3/17	$11,434	$11,676
4/17	$11,766	$11,973
5/17	$12,287	$12,413
6/17	$12,220	$12,391
7/17	$12,552	$12,748
8/17	$12,599	$12,743
9/17	$12,827	$13,060
10/17	$13,007	$13,259
11/17	$13,120	$13,398
12/17	$13,269	$13,613
1/18	$13,860	$14,296
2/18	$13,191	$13,650
3/18	$13,211	$13,404
4/18	$13,395	$13,710
5/18	$13,249	$13,402
6/18	$13,104	$13,239
7/18	$13,414	$13,564
8/18	$13,262	$13,302
9/18	$13,243	$13,418
10/18	$12,219	$12,350
11/18	$12,249	$12,334
12/18	$11,710	$11,736
1/19	$12,480	$12,507
2/19	$12,729	$12,826
3/19	$12,859	$12,907
4/19	$13,149	$13,269
5/19	$12,649	$12,632
6/19	$13,319	$13,382
7/19	$13,049	$13,212
8/19	$12,835	$12,869
9/19	$13,115	$13,238
10/19	$13,556	$13,714
11/19	$13,736	$13,868
12/19	$14,139	$14,319
1/20	$13,884	$14,020
2/20	$12,913	$12,753
3/20	$10,921	$11,051
4/20	$11,769	$11,765
5/20	$12,392	$12,277
6/20	$12,780	$12,695
7/20	$13,189	$12,991
8/20	$13,779	$13,659
9/20	$13,380	$13,304
10/20	$12,827	$12,773
11/20	$14,771	$14,752
12/20	$15,476	$15,438
1/21	$15,300	$15,274
2/21	$15,465	$15,616
3/21	$15,858	$15,976
4/21	$16,376	$16,456
5/21	$16,914	$16,993
6/21	$16,634	$16,802
7/21	$16,758	$16,928
8/21	$17,038	$17,227
9/21	$16,334	$16,727
10/21	$16,820	$17,138
11/21	$16,096	$16,341
12/21	$16,735	$17,177
1/22	$16,053	$16,347
2/22	$15,620	$16,058
3/22	$15,588	$16,161
4/22	$14,700	$15,116
5/22	$14,874	$15,229
6/22	$13,596	$13,816
7/22	$14,170	$14,504
8/22	$13,380	$13,816
9/22	$11,972	$12,523
10/22	$12,579	$13,197
11/22	$14,181	$14,683
12/22	$14,047	$14,695
1/23	$15,126	$15,885
2/23	$14,767	$15,553
3/23	$15,081	$15,939
4/23	$15,543	$16,389
5/23	$14,778	$15,695
6/23	$15,329	$16,410
7/23	$15,768	$16,940
8/23	$15,149	$16,291
9/23	$14,620	$15,735
10/23	$14,182	$15,097
11/23	$15,318	$16,498
12/23	$16,169	$17,375
1/24	$15,892	$17,475
2/24	$16,077	$17,795
3/24	$16,549	$18,380
4/24	$16,134	$17,909
5/24	$16,999	$18,603
6/24	$16,515	$18,303
7/24	$17,091	$18,840
8/24	$17,748	$19,452
9/24	$18,036	$19,632
10/24	$16,964	$18,564
11/24	$16,861	$18,459
12/24	$16,362	$18,039
1/25	$16,965	$18,987
2/25	$17,460	$19,355
3/25	$17,677	$19,277
4/25	$18,582	$20,160
5/25	$19,306	$21,083
6/25	$19,861	$21,547
7/25	$19,414	$21,245
8/25	$20,223	$22,150
9/25	$20,392	$22,574
10/25	$20,319	$22,840
11/25	$20,609	$22,982
12/25	$20,968	$23,671
1/26	$21,774	$24,906

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	28.35%	7.31%	8.09%
MSCI EAFE Index (net of foreign withholding taxes)	31.18%	10.27%	9.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$197,195,228
# of Portfolio Holdings	967
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$852,824

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.1%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.0%
Developed Europe	66.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.9%
Shell PLC	0.8%
TotalEnergies SE	0.8%
Sanofi SA	0.8%
Air Liquide SA	0.8%
ASML Holding NV	0.7%
SAP SE	0.7%
Total	8.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

ERISX-TSR-AR

Parametric International Equity Fund

Class R6 ESISX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ Sector allocation and an underweight to Netherlands hurt returns, partly due to an underweight to information technology, which surged over the period

↓ Stock selections in Japan also detracted from returns, partly due to excluding high beta stocks within the information technology sector that outperformed

↓ Security selection in Germany further weighed on performance partly due to the exclusion of high beta materials stocks that experienced gains

↑ Sector allocations in Israel contributed to Index-relative performance, partly due to an underweight to information technology which declined

↑ An overweight exposure to Belgium and active security selection within the materials sector helped performance. Strong returns from financials, health care and consumer staples also boosted results

↑ An underweight exposure to France helped returns as headline performance trailed amid weakening demand for the country’s consumer discretionary goods

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

Table Summary
	Class R6	MSCI EAFE Index
1/16	$5,000,000	$5,000,000
2/16	$4,921,077	$4,908,397
3/16	$5,255,339	$5,227,773
4/16	$5,357,474	$5,379,123
5/16	$5,329,619	$5,330,258
6/16	$5,234,337	$5,151,334
7/16	$5,443,525	$5,412,408
8/16	$5,438,876	$5,416,250
9/16	$5,522,551	$5,482,786
10/16	$5,341,255	$5,370,636
11/16	$5,178,554	$5,263,674
12/16	$5,328,884	$5,443,663
1/17	$5,489,649	$5,601,571
2/17	$5,570,032	$5,681,670
3/17	$5,754,438	$5,838,079
4/17	$5,924,660	$5,986,628
5/17	$6,189,449	$6,206,362
6/17	$6,156,351	$6,195,385
7/17	$6,331,301	$6,374,096
8/17	$6,354,943	$6,371,694
9/17	$6,473,152	$6,530,225
10/17	$6,567,720	$6,629,385
11/17	$6,624,460	$6,698,922
12/17	$6,702,270	$6,806,447
1/18	$7,008,687	$7,147,855
2/18	$6,668,224	$6,825,230
3/18	$6,682,815	$6,702,214
4/18	$6,780,090	$6,855,243
5/18	$6,707,134	$6,701,152
6/18	$6,639,041	$6,619,282
7/18	$6,799,545	$6,782,218
8/18	$6,722,214	$6,651,236
9/18	$6,712,343	$6,708,961
10/18	$6,199,046	$6,174,981
11/18	$6,218,788	$6,167,200
12/18	$5,946,396	$5,867,820
1/19	$6,338,798	$6,253,454
2/19	$6,469,598	$6,412,863
3/19	$6,534,999	$6,453,301
4/19	$6,690,953	$6,634,738
5/19	$6,439,414	$6,316,098
6/19	$6,781,508	$6,690,803
7/19	$6,645,676	$6,605,851
8/19	$6,540,202	$6,434,721
9/19	$6,681,394	$6,619,114
10/19	$6,913,351	$6,856,933
11/19	$7,004,118	$6,934,233
12/19	$7,218,679	$7,159,593
1/20	$7,089,589	$7,010,045
2/20	$6,593,886	$6,376,353
3/20	$5,581,825	$5,525,312
4/20	$6,015,565	$5,882,262
5/20	$6,340,871	$6,138,404
6/20	$6,542,250	$6,347,414
7/20	$6,753,957	$6,495,365
8/20	$7,057,091	$6,829,298
9/20	$6,855,460	$6,651,850
10/20	$6,576,278	$6,386,249
11/20	$7,574,094	$7,376,203
12/20	$7,940,663	$7,719,167
1/21	$7,851,442	$7,636,928
2/21	$7,940,663	$7,808,219
3/21	$8,150,595	$7,987,755
4/21	$8,413,009	$8,228,102
5/21	$8,696,417	$8,496,429
6/21	$8,554,713	$8,400,811
7/21	$8,628,189	$8,464,065
8/21	$8,769,893	$8,613,365
9/21	$8,413,009	$8,363,397
10/21	$8,670,176	$8,569,098
11/21	$8,297,547	$8,170,260
12/21	$8,631,085	$8,588,609
1/22	$8,284,079	$8,173,573
2/22	$8,069,265	$8,029,052
3/22	$8,052,741	$8,080,659
4/22	$7,595,575	$7,557,883
5/22	$7,694,719	$7,614,543
6/22	$7,033,756	$6,908,008
7/22	$7,331,189	$7,252,233
8/22	$6,923,595	$6,907,791
9/22	$6,202,043	$6,261,588
10/22	$6,521,509	$6,598,303
11/22	$7,347,713	$7,341,508
12/22	$7,281,426	$7,347,407
1/23	$7,845,521	$7,942,379
2/23	$7,667,083	$7,776,649
3/23	$7,834,009	$7,969,386
4/23	$8,075,764	$8,194,384
5/23	$7,684,351	$7,847,614
6/23	$7,966,399	$8,204,755
7/23	$8,196,641	$8,470,232
8/23	$7,885,814	$8,145,717
9/23	$7,615,278	$7,867,479
10/23	$7,390,792	$7,548,517
11/23	$7,983,667	$8,249,154
12/23	$8,435,796	$8,687,423
1/24	$8,292,917	$8,737,418
2/24	$8,394,123	$8,897,352
3/24	$8,644,160	$9,189,982
4/24	$8,429,842	$8,954,638
5/24	$8,888,245	$9,301,496
6/24	$8,632,254	$9,151,334
7/24	$8,935,871	$9,419,802
8/24	$9,287,114	$9,726,098
9/24	$9,441,900	$9,815,913
10/24	$8,882,291	$9,282,114
11/24	$8,834,665	$9,229,452
12/24	$8,579,679	$9,019,557
1/25	$8,899,536	$9,493,550
2/25	$9,156,675	$9,677,661
3/25	$9,275,837	$9,638,618
4/25	$9,758,758	$10,080,118
5/25	$10,141,331	$10,541,312
6/25	$10,436,101	$10,773,577
7/25	$10,210,320	$10,622,349
8/25	$10,643,067	$11,075,205
9/25	$10,730,871	$11,287,168
10/25	$10,699,512	$11,419,947
11/25	$10,856,305	$11,490,854
12/25	$11,048,095	$11,835,570
1/26	$11,476,039	$12,453,200

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	28.95%	7.88%	8.66%
MSCI EAFE Index (net of foreign withholding taxes)	31.18%	10.27%	9.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$197,195,228
# of Portfolio Holdings	967
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$852,824

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.1%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.0%
Developed Europe	66.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
Deutsche Telekom AG	0.9%
Engie SA	0.9%
Shell PLC	0.8%
TotalEnergies SE	0.8%
Sanofi SA	0.8%
Air Liquide SA	0.8%
ASML Holding NV	0.7%
SAP SE	0.7%
Total	8.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

ESISX-TSR-AR

Parametric Volatility Risk Premium - Defensive Fund

Class I EIVPX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric Volatility Risk Premium - Defensive Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Cboe S&P 500 BuyWrite IndexSM (the Index):

↑ The Fund outperformed the Index during the period due to enhanced diversification in portfolio construction, which improved investment results

↑ The Fund’s writing, or selling, of call options — a type of derivative — was additive to Index-relative returns during a period of strong equity performance

↑ The Fund's writing, or selling, of put options — a type of derivative — contributed to both absolute performance and Index-relative performance

↑ The Fund’s tax-managed allocation to equities — approximately 50% of the portfolio — delivered positive performance and was additive to Index-relative returns

↑ The Fund also outperformed its secondary benchmark, a blend of 50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index

↓ An approximately 50% allocation to U.S. Treasury bills — used as a hedge against market volatility — detracted from performance as U.S. Treasuries generally underperformed U.S. equities

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Cboe S&P 500 BuyWrite Index℠
2/17	$1,000,000	$1,000,000	$1,000,000
2/17	$1,011,000	$1,025,687	$1,006,300
3/17	$1,014,000	$1,026,883	$1,009,948
4/17	$1,024,000	$1,037,429	$1,019,170
5/17	$1,032,000	$1,052,029	$1,037,350
6/17	$1,039,000	$1,058,595	$1,040,991
7/17	$1,052,000	$1,080,363	$1,054,764
8/17	$1,057,000	$1,083,670	$1,057,694
9/17	$1,068,000	$1,106,024	$1,067,427
10/17	$1,076,000	$1,131,834	$1,073,726
11/17	$1,090,000	$1,166,547	$1,090,102
12/17	$1,095,836	$1,179,517	$1,097,232
1/18	$1,107,900	$1,247,049	$1,107,691
2/18	$1,088,799	$1,201,086	$1,091,986
3/18	$1,072,713	$1,170,563	$1,080,098
4/18	$1,081,761	$1,175,054	$1,094,493
5/18	$1,097,847	$1,203,352	$1,117,392
6/18	$1,103,879	$1,210,759	$1,116,761
7/18	$1,125,997	$1,255,815	$1,149,449
8/18	$1,144,093	$1,296,737	$1,171,238
9/18	$1,153,141	$1,304,117	$1,171,613
10/18	$1,100,863	$1,214,981	$1,107,659
11/18	$1,118,959	$1,239,740	$1,132,506
12/18	$1,062,131	$1,127,803	$1,044,943
1/19	$1,101,808	$1,218,180	$1,080,792
2/19	$1,118,086	$1,257,294	$1,096,298
3/19	$1,134,364	$1,281,725	$1,115,636
4/19	$1,154,711	$1,333,622	$1,133,105
5/19	$1,116,051	$1,248,873	$1,096,761
6/19	$1,154,711	$1,336,889	$1,152,227
7/19	$1,163,867	$1,356,103	$1,164,387
8/19	$1,157,763	$1,334,621	$1,151,157
9/19	$1,174,041	$1,359,593	$1,158,639
10/19	$1,193,371	$1,389,041	$1,182,551
11/19	$1,211,683	$1,439,462	$1,197,817
12/19	$1,229,848	$1,482,908	$1,208,811
1/20	$1,229,848	$1,482,326	$1,195,158
2/20	$1,149,506	$1,360,302	$1,104,849
3/20	$1,032,083	$1,192,288	$940,182
4/20	$1,092,855	$1,345,131	$983,816
5/20	$1,123,756	$1,409,197	$1,027,402
6/20	$1,141,266	$1,437,222	$1,026,148
7/20	$1,182,467	$1,518,260	$1,065,670
8/20	$1,221,591	$1,627,394	$1,093,288
9/20	$1,203,035	$1,565,558	$1,093,064
10/20	$1,184,479	$1,523,924	$1,053,263
11/20	$1,254,579	$1,690,739	$1,155,014
12/20	$1,288,037	$1,755,745	$1,175,509
1/21	$1,288,037	$1,738,019	$1,176,803
2/21	$1,311,908	$1,785,945	$1,189,011
3/21	$1,353,424	$1,864,161	$1,242,912
4/21	$1,385,599	$1,963,649	$1,253,036
5/21	$1,397,010	$1,977,364	$1,277,316
6/21	$1,417,767	$2,023,525	$1,306,035
7/21	$1,436,450	$2,071,594	$1,312,542
8/21	$1,464,473	$2,134,582	$1,346,915
9/21	$1,432,298	$2,035,303	$1,323,728
10/21	$1,481,079	$2,177,900	$1,385,502
11/21	$1,475,890	$2,162,810	$1,364,759
12/21	$1,519,477	$2,259,738	$1,416,178
1/22	$1,471,140	$2,142,804	$1,380,935
2/22	$1,456,429	$2,078,645	$1,371,506
3/22	$1,491,105	$2,155,824	$1,427,827
4/22	$1,419,650	$1,967,832	$1,360,408
5/22	$1,422,803	$1,971,443	$1,309,612
6/22	$1,357,652	$1,808,712	$1,271,855
7/22	$1,421,752	$1,975,484	$1,321,389
8/22	$1,386,024	$1,894,920	$1,257,970
9/22	$1,309,315	$1,720,400	$1,175,350
10/22	$1,372,363	$1,859,686	$1,247,423
11/22	$1,419,650	$1,963,613	$1,271,631
12/22	$1,388,021	$1,850,480	$1,255,224
1/23	$1,437,958	$1,966,753	$1,307,720
2/23	$1,428,879	$1,918,767	$1,305,660
3/23	$1,464,061	$1,989,213	$1,329,924
4/23	$1,490,165	$2,020,261	$1,345,230
5/23	$1,504,919	$2,029,042	$1,358,100
6/23	$1,553,721	$2,163,112	$1,386,628
7/23	$1,582,094	$2,232,602	$1,406,485
8/23	$1,578,690	$2,197,055	$1,384,233
9/23	$1,536,697	$2,092,304	$1,347,242
10/23	$1,531,022	$2,048,311	$1,338,076
11/23	$1,585,499	$2,235,373	$1,376,799
12/23	$1,621,245	$2,336,928	$1,403,626
1/24	$1,642,718	$2,376,198	$1,428,425
2/24	$1,689,244	$2,503,077	$1,456,003
3/24	$1,725,033	$2,583,612	$1,488,076
4/24	$1,692,823	$2,478,086	$1,467,907
5/24	$1,741,734	$2,600,961	$1,483,924
6/24	$1,778,716	$2,694,289	$1,510,176
7/24	$1,793,032	$2,727,084	$1,527,302
8/24	$1,809,734	$2,793,234	$1,571,822
9/24	$1,834,786	$2,852,890	$1,593,859
10/24	$1,835,979	$2,827,018	$1,585,898
11/24	$1,902,785	$2,992,967	$1,649,381
12/24	$1,889,078	$2,921,620	$1,686,060
1/25	$1,923,380	$3,002,980	$1,723,139
2/25	$1,917,255	$2,963,797	$1,713,558
3/25	$1,858,451	$2,796,804	$1,633,923
4/25	$1,851,100	$2,777,839	$1,607,344
5/25	$1,906,229	$2,952,689	$1,621,859
6/25	$1,957,683	$3,102,841	$1,664,926
7/25	$1,989,535	$3,172,478	$1,676,918
8/25	$2,025,062	$3,236,789	$1,693,238
9/25	$2,064,265	$3,354,932	$1,723,730
10/25	$2,097,342	$3,433,483	$1,767,947
11/25	$2,118,168	$3,441,899	$1,806,526
12/25	$2,132,410	$3,444,006	$1,836,323
1/26	$2,156,638	$3,493,945	$1,856,667

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 2/9/17 (Inception)
Class I	12.13%	10.85%	8.93%
S&P 500® Index	16.35%	14.98%	14.95%
Cboe S&P 500 BuyWrite Index℠	7.75%	9.54%	7.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,309,196,126
# of Portfolio Holdings	193
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$4,595,416

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	49.8%
Common Stocks	50.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	4.0%
Apple, Inc.	3.3%
Microsoft Corp.	2.8%
Amazon.com, Inc.	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class C	1.4%
Meta Platforms, Inc., Class A	1.3%
Tesla, Inc.	1.1%
JPMorgan Chase & Co.	0.9%
Total	20.2%
Footnote	Description
Footnote[a]	Excluding short-term investments

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EIVPX-TSR-AR

(b)	Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Parametric Emerging Markets Fund, Parametric International Equity Fund and Parametric Volatility Risk Premium - Defensive Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 29 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended January 31, 2025 and January 31, 2026 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Parametric Emerging Markets Fund

Fiscal Years Ended	1/31/25	1/31/26
Audit Fees	$67,200	$67,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$67,200	$67,200

Parametric International Equity Fund

Fiscal Years Ended	1/31/25	1/31/26
Audit Fees	$49,600	$49,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$49,600	$49,100

Parametric Volatility Risk Premium – Defensive Fund

Fiscal Years Ended	1/31/25	1/31/26
Audit Fees	$49,600	$49,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$49,600	$49,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (January 31, February 28/29, September 30, October 31, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25	2/28/25	9/30/25	10/31/25	12/31/25	1/31/26
Audit Fees	$27,600	$131,767	$854,800	$151,200	$166,400	$28,900	$140,755	$828,441	$155,200	$165,900
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$2,109	$0	$0

Total	$27,600	$131,767	$854,800	$151,200	$166,400	$28,900	$140,755	$830,550	$155,200	$165,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25	2/28/25	9/30/25	10/31/25	12/31/25	1/31/26
Registrant(1)	$0	$0	$0	$0	$0	$0	$0	$2,109	$0	$0
Eaton Vance(2)	$52,836	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
International Equity Fund
Annual Financial Statements and
Additional Information
January 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2026
Parametric
International Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments

Common Stocks — 98.8%
Security	Shares	Value
Australia — 8.4%
Ampol Ltd.	6,967	$ 139,972
ANZ Group Holdings Ltd.	9,950	253,131
Arena REIT	22,967	56,558
Aristocrat Leisure Ltd.	7,100	263,763
ASX Ltd.	3,000	119,413
Atlas Arteria Ltd.	59,800	206,375
AUB Group Ltd.	1,600	33,585
Aussie Broadband Ltd.	17,100	53,648
Bank of Queensland Ltd.(1)	20,600	97,023
Beach Energy Ltd.	56,500	48,429
Bendigo & Adelaide Bank Ltd.	4,991	38,005
BHP Group Ltd.	19,344	666,253
Brambles Ltd.	16,976	263,513
BWP Property Group Ltd.(1)	38,094	98,976
Capricorn Metals Ltd.(2)	8,400	78,678
CAR Group Ltd.	18,500	353,996
Catapult Sports Ltd.(2)	15,400	37,348
Centuria Industrial REIT(1)	35,600	80,438
Charter Hall Long Wale REIT	22,481	60,806
Charter Hall Retail REIT	40,100	109,197
Codan Ltd.	5,550	146,142
Coles Group Ltd.	45,559	673,127
Computershare Ltd.	12,077	274,275
CSL Ltd.	9,595	1,209,064
Data#3 Ltd.	23,400	158,501
Dexus(1)	27,000	125,962
Dicker Data Ltd.	5,600	39,046
Dyno Nobel Ltd.	33,200	80,858
Emerald Resources NL(2)	13,900	65,350
EVT Ltd.	8,600	74,459
G8 Education Ltd.(1)	275,700	128,099
GPT Group	41,100	151,002
Hansen Technologies Ltd.(1)	26,312	90,866
HomeCo Daily Needs REIT(3)	112,600	101,037
Integral Diagnostics Ltd.(1)	204,713	372,004
IPH Ltd.(1)	35,800	92,894
IRESS Ltd.	21,384	120,392
Lendlease Corp. Ltd.	14,100	47,186
Lottery Corp. Ltd.	72,016	256,552
Macquarie Technology Group Ltd.(1)(2)	2,491	121,133
McMillan Shakespeare Ltd.	8,300	98,397
Medibank Pvt Ltd.	15,100	48,451
Mirvac Group	84,900	117,906
National Australia Bank Ltd.	8,821	264,978
Security	Shares	Value
Australia (continued)
National Storage REIT	21,800	$ 41,776
New Hope Corp. Ltd.(1)	13,200	41,391
NEXTDC Ltd.(1)(2)	30,764	284,244
Nine Entertainment Co. Holdings Ltd.	74,200	58,841
Northern Star Resources Ltd.	11,200	205,893
Orica Ltd.	7,499	133,589
Origin Energy Ltd.	113,700	932,489
Orora Ltd.	26,405	37,495
Perseus Mining Ltd.	9,100	35,049
QBE Insurance Group Ltd.	7,600	104,164
Qoria Ltd.(1)(2)	100,031	23,229
Ramelius Resources Ltd.	20,000	61,596
Region Group	58,752	94,235
Rio Tinto Ltd.(1)	1,800	187,533
RPMGlobal Holdings Ltd.(2)	16,600	57,484
Santos Ltd.	71,525	348,809
Scentre Group	68,961	195,433
SiteMinder Ltd.(1)(2)	15,800	55,421
SmartGroup Corp. Ltd.(1)	22,100	129,611
Steadfast Group Ltd.(1)	26,700	96,694
Stockland	38,700	144,800
Suncorp Group Ltd.	11,064	130,245
Superloop Ltd.(2)	44,200	70,428
Technology One Ltd.	13,088	228,501
Telstra Group Ltd.	170,673	579,827
TPG Telecom Ltd.	54,663	147,457
Transurban Group	50,829	491,657
Tuas Ltd.(2)	16,600	82,102
Vicinity Ltd.	63,000	107,481
Viva Energy Group Ltd.(4)	41,423	51,855
Washington H Soul Pattinson & Co. Ltd.	4,566	122,248
Waypoint REIT Ltd.(1)	30,342	51,720
Weebit Nano Ltd.(2)	40,640	148,680
Wesfarmers Ltd.	15,815	912,313
Westpac Banking Corp.	10,612	285,135
Whitehaven Coal Ltd.	24,589	150,230
Woodside Energy Group Ltd.(1)	45,793	808,544
Woolworths Group Ltd.	43,196	927,003
Yancoal Australia Ltd.(1)	10,200	40,829
		$ 16,522,819
Austria — 1.0%
ANDRITZ AG	2,602	$ 225,136
AT&S Austria Technologie & Systemtechnik AG(2)	3,018	135,679
BAJAJ Mobility AG(2)	2,000	40,656
CA Immobilien Anlagen AG	3,971	118,494

1
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Austria (continued)
DO & Co. AG	400	$ 93,545
Erste Group Bank AG	2,391	310,851
Kontron AG	4,749	131,757
Lenzing AG(2)	1,726	52,108
OMV AG	4,787	284,385
RHI Magnesita NV	1,844	70,012
Telekom Austria AG	3,904	41,459
UNIQA Insurance Group AG	2,694	49,939
Verbund AG	4,063	298,125
Vienna Insurance Group AG Wiener Versicherung Gruppe	758	59,582
voestalpine AG	3,371	160,074
		$ 2,071,802
Belgium — 2.1%
Ackermans & van Haaren NV	1,752	$ 518,361
Aedifica SA	1,236	108,840
Ageas SA	2,228	158,255
Anheuser-Busch InBev SA	7,201	518,349
Argenx SE(2)	638	536,539
Barco NV	4,470	61,364
Bekaert SA	2,291	112,389
bpost SA(1)(2)	22,899	59,090
Care Property Invest NV(1)	5,421	78,544
Cofinimmo SA(1)	1,482	154,099
Colruyt Group NV(1)	750	28,740
D'ieteren Group(1)	1,111	253,062
Elia Group SA	2,974	430,578
EVS Broadcast Equipment SA	709	30,546
Gimv NV	1,185	63,995
KBC Group NV	2,273	320,301
Melexis NV(1)	992	74,993
Montea NV(1)	1,163	98,508
Proximus SADP	11,704	106,786
Retail Estates NV	1,203	92,206
Solvay SA(1)	3,971	116,907
Tessenderlo Group SA(1)	3,169	102,792
Umicore SA	8,044	191,224
		$ 4,216,468
Denmark — 4.2%
AP Moller - Maersk AS, Class A	75	$ 183,913
AP Moller - Maersk AS, Class B	67	165,673
Better Collective AS(1)(2)	2,529	30,159
Carlsberg AS, Class B	6,883	935,738
Coloplast AS, Class B	951	81,068
D/S Norden AS	1,840	83,113
Security	Shares	Value
Denmark (continued)
Danske Bank AS	19,163	$ 976,317
Demant AS(2)	2,088	73,087
DSV AS	2,111	593,581
Genmab AS(2)	422	137,481
H Lundbeck AS	4,158	27,877
H&H International AS, Class B(2)	2,600	38,573
ISS AS	3,021	114,571
Matas AS	7,900	121,060
Netcompany Group AS(2)(4)	3,200	168,892
Novo Nordisk AS, Class B	19,103	1,134,321
Novonesis (Novozymes), Class B	20,872	1,278,902
Orsted AS(2)(4)	17,001	382,442
Pandora AS	6,555	530,586
Per Aarsleff Holding AS	444	63,316
Royal Unibrew AS	3,124	294,326
Scandinavian Tobacco Group AS(4)	7,394	114,993
TORM PLC, Class A	4,016	98,725
Tryg AS	15,453	375,554
Vestas Wind Systems AS	6,200	187,931
		$ 8,192,199
Finland — 2.1%
Citycon OYJ	9,400	$ 42,384
Elisa OYJ	8,025	354,986
Fortum OYJ	16,956	400,540
Harvia OYJ(1)(3)	1,383	67,313
Kalmar OYJ, Class B	945	48,316
Kesko OYJ, Class B	15,230	385,218
Kojamo OYJ(1)(2)	7,069	79,932
Kone OYJ, Class B	2,654	190,729
Neste OYJ	16,366	418,068
Nokia OYJ	62,753	404,186
Nokian Renkaat OYJ	9,531	122,276
Nordea Bank Abp	17,279	333,398
Orion OYJ, Class B	4,833	399,680
Puuilo OYJ	6,142	89,641
Sampo OYJ, Class A	5,533	61,706
Tokmanni Group Corp.(1)	6,544	59,734
UPM-Kymmene OYJ(1)	14,566	401,849
Wartsila OYJ Abp	4,838	196,132
YIT OYJ(1)(2)	13,649	49,940
		$ 4,106,028
France — 8.7%
Air Liquide SA	8,380	$ 1,569,257
Airbus SE(1)	1,733	396,770

2
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
France (continued)
Altarea SCA	956	$ 131,864
AXA SA	9,614	438,390
BNP Paribas SA	6,757	730,651
Bollore SE	21,096	120,277
Bouygues SA	1,480	80,000
Bureau Veritas SA	2,494	80,288
Capgemini SE	4,572	710,388
Carmila SA(2)	8,071	156,177
Carrefour SA	6,296	103,123
Cie Generale des Etablissements Michelin SCA	7,573	281,228
Coface SA	5,505	100,682
Credit Agricole SA	12,025	260,418
Criteo SA ADR(2)	3,600	69,012
Danone SA	5,293	414,759
Dassault Aviation SA	152	57,787
Dassault Systemes SE	18,136	498,827
Edenred SE	5,734	120,103
Eiffage SA	483	71,632
Engie SA	58,216	1,738,121
Gecina SA	2,843	261,133
Getlink SE	2,842	56,256
JCDecaux SE	7,003	138,125
Klepierre SA	8,207	316,161
La Francaise des Jeux SACA(1)(4)	5,570	147,415
Legrand SA	943	150,557
L'Oreal SA	1,878	862,826
LVMH Moet Hennessy Louis Vuitton SE	1,293	834,508
Mercialys SA	11,752	147,863
Metropole Television SA(1)	7,508	107,548
Orange SA	60,353	1,121,963
Pernod Ricard SA	1,709	152,813
Quadient SA(1)	6,076	114,982
Robertet SA	43	43,114
Safran SA	746	266,539
Sanofi SA	16,922	1,596,145
Sodexo SA	4,093	209,118
Sopra Steria Group	793	144,853
SPIE SA	1,045	57,260
Television Francaise 1 SA	5,397	52,164
Thales SA	206	63,062
TotalEnergies SE	22,275	1,620,032
Ubisoft Entertainment SA(2)	4,751	24,511
Vinci SA	1,873	269,309
Vivendi SE(2)	64,863	180,964
		$ 17,068,975
Security	Shares	Value
Germany — 8.3%
Allianz SE	2,552	$ 1,123,701
BASF SE	14,578	790,331
Bayer AG	12,075	638,667
Bayerische Motoren Werke AG	3,177	327,168
Bayerische Motoren Werke AG, PFC Shares	1,531	157,916
Beiersdorf AG	4,221	503,478
Brenntag SE	982	59,745
Daimler Truck Holding AG	2,900	140,415
Dermapharm Holding SE	2,400	99,147
Deutsche Boerse AG	2,731	691,558
Deutsche EuroShop AG	2,600	59,401
Deutsche Lufthansa AG	4,568	47,057
Deutsche Post AG	3,939	220,302
Deutsche Telekom AG	51,912	1,742,076
Deutsche Wohnen SE	4,104	102,035
Dr. Ing. h.c. F. Porsche AG, PFC Shares(4)	3,042	148,032
Draegerwerk AG & Co. KGaA	730	77,087
E.ON SE	46,533	986,957
Evonik Industries AG	11,342	175,687
Fraport AG Frankfurt Airport Services Worldwide(2)	800	74,020
Fresenius SE & Co. KGaA	5,617	314,202
Friedrich Vorwerk Group SE	399	42,863
FUCHS SE	3,086	108,606
FUCHS SE, PFC Shares	4,121	178,138
GEA Group AG	1,446	103,393
Gerresheimer AG	3,231	96,507
Grand City Properties SA	8,087	90,637
Hamborner REIT AG	15,674	86,955
Henkel AG & Co. KGaA, PFC Shares	6,832	600,204
HUGO BOSS AG	2,700	111,952
K&S AG	11,200	183,509
Knorr-Bremse AG	901	104,908
Mercedes-Benz Group AG	6,355	434,327
Merck KGaA	2,010	299,475
MTU Aero Engines AG	250	111,144
Puma SE	5,446	139,211
Qiagen NV	4,567	242,139
Rheinmetall AG	135	286,044
RWE AG	14,045	891,912
SAP SE	6,533	1,305,087
Siemens AG	2,128	643,358
Springer Nature AG & Co. KGaA	6,322	131,649
Symrise AG	3,800	319,911
TeamViewer SE(2)(4)	27,887	186,462
Volkswagen AG	1,199	145,520

3
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Germany (continued)
Volkswagen AG, PFC Shares	2,622	$ 318,062
Vonovia SE	28,071	821,898
		$ 16,462,853
Hong Kong — 4.1%
AIA Group Ltd.	61,200	$ 706,093
ASMPT Ltd.	25,300	337,400
Bank of East Asia Ltd.	77,000	147,078
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	75,000	82,723
BOC Hong Kong Holdings Ltd.	35,000	184,310
Cafe de Coral Holdings Ltd.	84,000	50,557
Cathay Pacific Airways Ltd.	50,000	78,396
Central New Energy Holding Group Ltd.(1)(2)	85,000	87,799
China Tobacco International HK Co. Ltd.(3)	15,000	73,988
China Traditional Chinese Medicine Holdings Co. Ltd.	370,000	97,570
Chow Sang Sang Holdings International Ltd.	24,000	44,935
CK Asset Holdings Ltd.	49,500	289,978
CK Hutchison Holdings Ltd.	48,500	391,070
CLP Holdings Ltd.	57,500	543,520
C-Mer Medical Holdings Ltd.(3)	274,000	53,673
Cowell e Holdings, Inc.(1)(2)	29,000	112,764
CTF Services Ltd.	85,800	100,509
DFI Retail Group Holdings Ltd.	25,900	106,646
First Pacific Co. Ltd.	254,000	198,741
Galaxy Entertainment Group Ltd.	67,000	340,411
HK Electric Investments & HK Electric Investments Ltd.(3)	315,500	269,716
HKT Trust & HKT Ltd.	389,000	582,963
Hongkong Land Holdings Ltd.	28,000	237,576
Jardine Matheson Holdings Ltd.	3,200	233,209
Johnson Electric Holdings Ltd.	20,000	68,890
Luk Fook Holdings International Ltd.	25,000	102,703
Man Wah Holdings Ltd.	86,800	53,838
MGM China Holdings Ltd.	52,000	83,037
PAX Global Technology Ltd.	137,000	86,457
PCCW Ltd.	420,000	313,885
Power Assets Holdings Ltd.	46,500	360,689
Realord Group Holdings Ltd.(2)	28,000	56,028
Shangri-La Asia Ltd.	92,000	57,367
Sino Land Co. Ltd.(1)	72,000	108,353
SJM Holdings Ltd.(1)(2)	153,000	46,957
Stella International Holdings Ltd.(1)	22,000	40,672
Sun Hung Kai Properties Ltd.	25,500	409,502
SUNeVision Holdings Ltd.(1)	119,000	101,528
Superb Summit International Group Ltd.(1)(2)(5)	230,000	0
Swire Pacific Ltd., Class A	11,000	106,149
Swire Pacific Ltd., Class B	67,500	109,589
Security	Shares	Value
Hong Kong (continued)
Vitasoy International Holdings Ltd.(1)	108,000	$ 96,610
VSTECS Holdings Ltd.	66,000	65,301
VTech Holdings Ltd.	11,100	86,441
Wharf Holdings Ltd.(1)	56,000	181,069
Wynn Macau Ltd.	79,200	58,610
Yue Yuen Industrial Holdings Ltd.(1)	54,000	120,436
		$ 8,065,736
Ireland — 2.1%
AIB Group PLC	35,978	$ 402,167
Bank of Ireland Group PLC	28,018	569,254
COSMO Pharmaceuticals NV	842	126,254
DCC PLC	11,174	708,313
Fineos Corp. Ltd. CDI(2)	16,417	25,565
Gambling.com Group Ltd.(1)(2)	4,400	20,988
Glenveagh Properties PLC(1)(2)(4)	161,521	374,503
ICON PLC(2)	4,175	752,544
Irish Residential Properties REIT PLC	87,565	104,447
Kenmare Resources PLC	9,500	32,184
Kerry Group PLC, Class A	10,628	944,743
Uniphar PLC	20,481	92,767
		$ 4,153,729
Israel — 2.1%
Airport City Ltd.(2)	2,335	$ 43,438
Amot Investments Ltd.	5,519	42,738
AudioCodes Ltd.	6,300	52,605
Azrieli Group Ltd.	666	89,314
Bank Hapoalim BM	5,632	139,231
Bet Shemesh Engines Holdings 1997 Ltd.(2)	172	43,441
Bezeq The Israeli Telecommunication Corp. Ltd.	138,170	354,846
Big Shopping Centers Ltd.	284	68,312
Cellebrite DI Ltd.(2)	2,500	36,775
Check Point Software Technologies Ltd.(1)(2)	464	83,293
CyberArk Software Ltd.(2)	220	94,783
Danel Adir Yeoshua Ltd.	300	45,710
Delek Automotive Systems Ltd.	12,000	89,608
Delek Group Ltd.	517	145,493
Delta Galil Ltd.	1,240	67,435
Doral Group Renewable Energy Resources Ltd.(2)	8,600	120,307
El Al Israel Airlines	5,324	30,108
Elbit Systems Ltd.	297	210,068
Energix-Renewable Energies Ltd.	9,900	62,926
Enlight Renewable Energy Ltd.(2)	3,851	217,323
Fattal Holdings 1998 Ltd.(2)	468	96,275
First International Bank of Israel Ltd.	600	50,941

4
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Israel (continued)
Fox Wizel Ltd.	723	$ 72,993
Global-e Online Ltd.(1)(2)	1,200	43,860
Hilan Ltd.	446	35,585
ICL Group Ltd.	46,062	250,110
Inrom Construction Industries Ltd.	5,219	33,977
Israel Discount Bank Ltd., Class A	7,097	83,612
Mivne Real Estate KD Ltd.	8,420	39,238
Mizrahi Tefahot Bank Ltd.	600	46,937
NICE Ltd.(2)	449	47,493
Oil Refineries Ltd.	246,904	81,192
OY Nofar Energy Ltd.(2)	1,700	84,911
Partner Communications Co. Ltd.	8,518	103,504
Phoenix Financial Ltd.	1,107	53,731
Plus500 Ltd.	750	43,171
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	900	102,564
Reit 1 Ltd.	6,085	53,422
Sella Capital Real Estate Ltd.	11,866	42,505
Shufersal Ltd.	8,534	110,217
Strauss Group Ltd.	3,178	119,945
Tamar Petroleum Ltd.(4)	6,064	66,710
Teva Pharmaceutical Industries Ltd. ADR(2)	12,900	439,632
Tower Semiconductor Ltd.(2)	573	75,661
		$ 4,215,940
Italy — 4.2%
ACEA SpA	1,727	$ 48,135
Arnoldo Mondadori Editore SpA	40,000	101,116
Banco BPM SpA	8,446	126,600
BFF Bank SpA(2)(4)	13,300	127,536
Bio On SpA(1)(2)(5)	12,900	0
Brembo NV(1)	11,100	133,526
Buzzi SpA	4,605	262,124
Cementir Holding NV	3,062	68,849
Danieli & C Officine Meccaniche SpA	1,172	60,465
Davide Campari-Milano NV(1)	24,022	171,210
DiaSorin SpA	1,700	145,729
Enav SpA(4)	10,864	62,702
Enel SpA	63,565	702,301
Eni SpA	51,359	1,049,732
Ferrari NV	1,473	491,313
Fila SpA(1)	2,700	29,325
Fincantieri SpA(1)(2)	1,971	37,413
Generali(1)	7,451	303,929
Infrastrutture Wireless Italiane SpA(1)(4)	36,756	324,947
Intercos SpA(1)	4,800	72,637
Intesa Sanpaolo SpA	67,826	480,166
Security	Shares	Value
Italy (continued)
Leonardo SpA	5,021	$ 335,536
Maire SpA(1)	2,776	48,503
Pirelli & C SpA(4)	21,499	161,892
Poste Italiane SpA(4)	6,900	181,733
PRADA SpA	21,900	111,961
Prysmian SpA	3,698	438,003
RAI Way SpA(4)	37,856	256,691
Recordati Industria Chimica e Farmaceutica SpA	5,012	276,158
Reply SpA	807	105,800
Ryanair Holdings PLC	2,964	100,596
Sesa SpA(1)	303	32,142
Snam SpA(1)	21,057	144,718
STMicroelectronics NV(1)	23,451	661,799
Technogym SpA(4)	5,568	116,276
Technoprobe SpA(1)(2)	8,309	154,200
Terna - Rete Elettrica Nazionale	14,480	156,910
Unipol Assicurazioni SpA	6,700	149,221
Wiit SpA(1)	1,356	41,998
		$ 8,273,892
Japan — 12.6%
Activia Properties, Inc.	105	$ 98,063
ADEKA Corp.(1)	3,900	115,925
Advance Residence Investment Corp.(1)	90	97,676
Aeon Co. Ltd.	21,310	291,470
AEON REIT Investment Corp.(1)	45	38,947
AGC, Inc.	1,900	70,109
Aica Kogyo Co. Ltd.	2,500	56,746
Air Water, Inc.	4,700	71,342
Aisin Corp.	4,800	85,992
Alfresa Holdings Corp.	5,100	82,135
Asahi Kasei Corp.	15,600	151,336
Astellas Pharma, Inc.	18,200	253,160
Azbil Corp.(1)	5,700	49,885
Bandai Namco Holdings, Inc.	2,900	75,251
Blue Zones Holdings Co. Ltd.	1,600	91,811
Bridgestone Corp.	4,400	99,063
Brother Industries Ltd.	3,900	79,512
Calbee, Inc.(1)	3,000	58,698
Canon, Inc.(1)	4,100	124,799
Central Japan Railway Co.	3,200	89,274
Chubu Electric Power Co., Inc.	21,500	312,365
Comforia Residential REIT, Inc.(1)	69	49,835
Cosmos Pharmaceutical Corp.	1,600	71,674
Dai Nippon Printing Co. Ltd.	1,800	32,296
Daiichi Sankyo Co. Ltd.	17,300	316,929

5
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Daikin Industries Ltd.	800	$ 95,864
Daito Trust Construction Co. Ltd.	6,000	121,784
Daiwa House Industry Co. Ltd.	6,400	218,074
Daiwa House REIT Investment Corp.	108	94,104
Daiwa Office Investment Corp.	35	83,386
Denka Co. Ltd.(1)	2,600	50,044
Dentsu Group, Inc.	7,800	151,410
DIC Corp.	2,200	53,845
East Japan Railway Co.	3,400	85,354
Eisai Co. Ltd.(1)	2,200	61,335
Electric Power Development Co. Ltd.	2,800	59,467
FANUC Corp.	2,400	96,371
Frontier Real Estate Investment Corp.	177	104,275
FUJIFILM Holdings Corp.	9,200	183,772
Fujitsu Ltd.	7,300	202,836
Fukuoka Financial Group, Inc.	1,200	43,637
GLP J-Reit	113	103,875
Hamamatsu Photonics KK	7,200	80,455
Hankyu Hanshin Holdings, Inc.(1)	2,000	55,846
Hikari Tsushin, Inc.	200	55,236
Hirose Electric Co. Ltd.	1,040	112,280
Hisamitsu Pharmaceutical Co., Inc.	2,700	111,227
Hokuriku Electric Power Co.(1)	24,400	154,331
Honda Motor Co. Ltd.	14,000	140,805
House Foods Group, Inc.	4,300	83,288
Hulic Reit, Inc.	84	93,511
Idemitsu Kosan Co. Ltd.	25,800	218,920
Industrial & Infrastructure Fund Investment Corp.(1)	66	63,917
Inpex Corp.	23,100	517,537
Internet Initiative Japan, Inc.	3,900	63,017
Isuzu Motors Ltd.	2,600	41,885
Ito En Ltd.	3,200	59,136
ITOCHU Corp.	11,100	142,109
Iwatani Corp.	8,000	94,888
Japan Exchange Group, Inc.	15,600	170,231
Japan Hotel REIT Investment Corp.	127	68,281
Japan Logistics Fund, Inc.(1)	82	53,570
Japan Metropolitan Fund Investment Corp.	98	77,134
Japan Petroleum Exploration Co. Ltd.(1)	10,900	134,197
Japan Post Bank Co. Ltd.	7,100	126,149
Japan Post Holdings Co. Ltd.	6,400	77,010
Japan Post Insurance Co. Ltd.	4,800	148,666
Japan Prime Realty Investment Corp.	102	69,174
Japan Real Estate Investment Corp.	185	149,257
JFE Holdings, Inc.(1)	5,100	68,662
JX Advanced Metals Corp.	6,800	110,033
Security	Shares	Value
Japan (continued)
Kadokawa Corp.	3,500	$ 73,978
Kajima Corp.	1,000	40,796
Kaneka Corp.	2,000	60,648
Kao Corp.	4,500	180,011
Kawasaki Kisen Kaisha Ltd.(1)	2,100	30,345
KDDI Corp.	25,600	432,230
KDX Realty Investment Corp.	55	59,501
Keio Corp.	2,200	54,871
Keisei Electric Railway Co. Ltd.(1)	6,900	54,525
Keyence Corp.	700	256,802
Kintetsu Group Holdings Co. Ltd.(1)	2,200	45,658
Kirin Holdings Co. Ltd.	11,200	174,129
Kobayashi Pharmaceutical Co. Ltd.	1,800	62,952
Kobe Bussan Co. Ltd.(1)	3,800	92,870
Kobe Steel Ltd.	8,100	116,598
Komatsu Ltd.	2,400	91,860
Konami Group Corp.	1,200	175,228
Kyocera Corp.	5,700	85,516
Kyoto Financial Group, Inc.	3,900	94,217
Kyowa Kirin Co. Ltd.(1)	5,500	89,288
LaSalle Logiport REIT	100	101,496
LY Corp.	43,800	112,146
Makita Corp.	1,100	38,220
Marui Group Co. Ltd.	6,800	133,075
Maruichi Steel Tube Ltd.	9,000	89,180
Mebuki Financial Group, Inc.	14,500	109,391
Medipal Holdings Corp.	2,900	52,561
MEIJI Holdings Co. Ltd.(1)	2,400	56,309
Mitsubishi Chemical Group Corp.	11,500	75,925
Mitsubishi Corp.	7,700	204,561
Mitsubishi Electric Corp.	3,400	106,290
Mitsubishi Estate Logistics REIT Investment Corp.	68	57,816
Mitsubishi Gas Chemical Co., Inc.	4,700	93,237
Mitsubishi HC Capital, Inc.(1)	17,700	154,467
Mitsui & Co. Ltd.	4,800	156,792
Mitsui Chemicals, Inc.	6,200	90,589
Mitsui Fudosan Accommodations Fund, Inc.	48	42,913
Mitsui Fudosan Logistics Park, Inc.(1)	86	64,187
Mitsui OSK Lines Ltd.(1)	2,200	68,959
Mizuho Financial Group, Inc.	7,080	307,399
Mori Hills REIT Investment Corp.(1)	114	106,937
MS&AD Insurance Group Holdings, Inc.	3,700	94,267
Murata Manufacturing Co. Ltd.	6,800	138,146
NEC Corp.	5,900	200,008
NH Foods Ltd.	1,800	81,723
Nichirei Corp.	2,600	32,264

6
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
NIDEC Corp.(1)	3,500	$ 50,067
Nihon Kohden Corp.	7,100	78,713
Nintendo Co. Ltd.	9,300	575,907
Nippon Building Fund, Inc.	190	176,241
Nippon Paint Holdings Co. Ltd.(1)	20,700	137,448
Nippon Paper Industries Co. Ltd.	10,000	75,935
Nippon Prologis REIT, Inc.	144	84,027
Nippon Shinyaku Co. Ltd.	900	30,042
Nippon Shokubai Co. Ltd.	6,900	99,379
Nippon Steel Corp.	41,900	174,599
Nippon Yusen KK	1,700	55,870
Nissan Chemical Corp.(1)	3,300	113,749
Nisshin Seifun Group, Inc.	6,000	76,192
Nitori Holdings Co. Ltd.(1)	2,100	35,897
NOF Corp.	3,700	71,464
Nomura Real Estate Master Fund, Inc.	50	54,026
Nomura Research Institute Ltd.	4,000	121,682
NTT UD REIT Investment Corp.	62	57,171
NTT, Inc.	372,400	374,217
Obayashi Corp.	1,600	36,117
Obic Co. Ltd.	4,500	125,073
Odakyu Electric Railway Co. Ltd.(1)	5,100	54,627
Oji Holdings Corp.	10,100	59,827
Olympus Corp.	12,300	146,917
Omron Corp.	3,100	79,096
Ono Pharmaceutical Co. Ltd.	3,900	58,104
Oracle Corp.	700	47,365
Oriental Land Co. Ltd.(1)	7,300	127,797
ORIX Corp.	4,800	146,282
Orix JREIT, Inc.	98	65,633
Osaka Gas Co. Ltd.	8,600	322,867
Otsuka Corp.	4,000	79,306
Otsuka Holdings Co. Ltd.	4,400	263,421
Pan Pacific International Holdings Corp.	10,100	59,797
Panasonic Holdings Corp.	8,800	120,654
Resona Holdings, Inc.	18,700	218,044
Ricoh Co. Ltd.	12,100	107,069
Rinnai Corp.	3,500	91,929
Ryohin Keikaku Co. Ltd.	3,800	75,790
Sanrio Co. Ltd.(1)	1,800	55,689
Santen Pharmaceutical Co. Ltd.	4,300	48,373
Sapporo Holdings Ltd.(1)	6,000	64,056
Secom Co. Ltd.	2,000	73,267
Seiko Epson Corp.	6,500	83,640
Sekisui Chemical Co. Ltd.	1,800	31,837
Sekisui House Ltd.(1)	5,200	115,891
Security	Shares	Value
Japan (continued)
Sekisui House Reit, Inc.	160	$ 93,956
Seven & i Holdings Co. Ltd.	23,000	329,374
Seven Bank Ltd.(1)	51,800	99,711
Shimadzu Corp.(1)	4,900	132,800
Shimano, Inc.	600	68,392
Shimizu Corp.	1,800	31,966
Shionogi & Co. Ltd.	7,800	160,596
Shizuoka Financial Group, Inc.	4,100	66,978
SMC Corp.	200	77,754
SoftBank Corp.	257,600	350,145
Sompo Holdings, Inc.	3,500	120,696
Sony Financial Group, Inc.(1)(2)	24,000	24,156
Sony Group Corp.	15,400	339,538
Square Enix Holdings Co. Ltd.(1)	8,800	152,077
Subaru Corp.	2,300	49,377
Sugi Holdings Co. Ltd.	3,900	89,638
Sumitomo Bakelite Co. Ltd.	2,900	102,138
Sumitomo Chemical Co. Ltd.(1)	24,900	75,749
Sumitomo Corp.	2,200	89,340
Sumitomo Electric Industries Ltd.	3,300	144,472
Sumitomo Mitsui Trust Group, Inc.	3,600	120,236
Sundrug Co. Ltd.	3,000	79,884
Suntory Beverage & Food Ltd.	1,400	44,351
Suzuken Co. Ltd.	2,600	104,805
Sysmex Corp.	9,600	90,838
T&D Holdings, Inc.	2,000	49,398
Taisei Corp.	700	69,824
Takara Holdings, Inc.(1)	7,100	73,331
Takeda Pharmaceutical Co. Ltd.	11,000	374,437
Teijin Ltd.	3,700	35,795
TIS, Inc.	2,500	72,746
Tobu Railway Co. Ltd.	3,200	56,494
Toho Co. Ltd.(1)	1,300	66,274
Toho Gas Co. Ltd.(1)	3,100	102,692
Toho Holdings Co. Ltd.(1)	3,000	89,689
Tokyo Gas Co. Ltd.	7,600	337,179
Tokyu Corp.(1)	5,500	62,095
TOPPAN Holdings, Inc.(1)	1,100	33,979
Toray Industries, Inc.(1)	13,300	98,104
Tosoh Corp.	4,800	78,339
Toyota Industries Corp.(1)	700	89,569
Toyota Motor Corp.	29,100	659,566
Toyota Tsusho Corp.	1,500	54,629
Trend Micro, Inc.	1,900	74,533
Tsumura & Co.	4,300	113,670
Tsuruha Holdings, Inc.(1)	5,060	80,630

7
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
UBE Corp.	4,500	$ 77,820
Unicharm Corp.(1)	20,000	121,464
USS Co. Ltd.	5,400	59,666
West Japan Railway Co.(1)	1,600	32,695
Yakult Honsha Co. Ltd.(1)	7,100	114,734
Yamaguchi Financial Group, Inc.	9,100	144,953
Yamaha Motor Co. Ltd.(1)	5,400	40,779
Yamato Kogyo Co. Ltd.	1,000	72,092
Yamazaki Baking Co. Ltd.(1)	4,000	84,750
Yokohama Financial Group, Inc.	16,200	147,545
Zeon Corp.(1)	6,600	80,651
		$ 24,945,542
Netherlands — 4.4%
ASM International NV	157	$ 131,854
ASML Holding NV	948	1,359,342
ASR Nederland NV	1,173	85,196
DSM-Firmenich AG	5,478	431,960
Euronext NV(4)	1,400	196,075
IMCD NV(1)	2,795	261,255
ING Groep NV	18,761	553,279
JDE Peet's NV	9,305	350,307
Koninklijke Ahold Delhaize NV	19,000	742,903
Koninklijke KPN NV	92,494	452,990
Koninklijke Philips NV	25,512	732,598
Magnum Ice Cream Co. NV(2)	2,376	42,184
NN Group NV	3,568	282,825
NSI NV	4,268	93,657
Pharvaris NV(2)	4,900	132,545
Prosus NV	16,809	966,538
SBM Offshore NV	9,617	345,445
TKH Group NV	5,085	223,153
Universal Music Group NV(1)	26,133	640,717
Wereldhave NV	5,750	142,459
Wolters Kluwer NV	5,288	496,559
		$ 8,663,841
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)	48,542	$ 288,470
Air New Zealand Ltd.	82,877	28,933
Auckland International Airport Ltd.	44,735	222,915
Channel Infrastructure NZ Ltd.(1)	33,547	58,833
Contact Energy Ltd.(1)	27,905	157,268
Fisher & Paykel Healthcare Corp. Ltd.	6,872	160,539
Goodman Property Trust	152,429	177,617
Infratil Ltd.(1)	37,562	249,872
Security	Shares	Value
New Zealand (continued)
Mercury NZ Ltd.	33,900	$ 129,329
Ryman Healthcare Ltd.(1)(2)	18,800	31,508
SkyCity Entertainment Group Ltd.(1)(2)	64,166	35,767
Spark New Zealand Ltd.(1)	186,706	254,138
Summerset Group Holdings Ltd.	7,000	48,682
Vulcan Steel Ltd.	9,978	48,037
Xero Ltd.(2)	3,430	223,537
		$ 2,115,445
Norway — 2.2%
Atea ASA	5,575	$ 89,216
Austevoll Seafood ASA	4,918	47,277
DHT Holdings, Inc.	3,000	42,990
DNB Bank ASA	10,721	307,407
Elmera Group ASA(4)	11,088	46,299
Entra ASA(4)	8,583	100,521
Equinor ASA	9,950	267,441
Europris ASA(4)	24,306	223,297
Frontline PLC	3,500	99,628
Gjensidige Forsikring ASA	2,348	66,830
Hoegh Autoliners ASA	3,105	34,599
Kitron ASA	16,152	138,833
Kongsberg Gruppen ASA	8,345	286,660
Leroy Seafood Group ASA	6,775	33,386
LINK Mobility Group Holding ASA(2)	20,904	72,895
Mowi ASA	10,818	249,377
MPC Container Ships ASA	22,957	44,491
Norbit ASA	4,904	94,254
Norconsult Norge AS	14,300	67,435
Norsk Hydro ASA	33,147	294,275
Opera Ltd. ADR(1)	4,400	54,648
Orkla ASA	18,589	221,179
Pexip Holding ASA	8,717	69,828
PhotoCure ASA(2)	6,070	43,495
Scatec ASA(2)(4)	9,369	111,926
SFL Corp. Ltd.(1)	5,400	47,844
SpareBank 1 SMN	3,200	64,296
Storebrand ASA	5,248	91,839
Telenor ASA	32,004	539,351
Var Energi ASA	20,573	75,224
Wallenius Wilhelmsen ASA	3,727	43,303
Wilh Wilhelmsen Holding ASA, Class A	794	56,531
Yara International ASA	4,665	214,416
		$ 4,240,991

8
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Portugal — 1.1%
Banco Comercial Portugues SA, Class R	355,105	$ 384,366
CTT-Correios de Portugal SA	23,314	187,575
EDP SA	60,336	308,525
Galp Energia SGPS SA	18,565	369,399
Jeronimo Martins SGPS SA	11,812	278,539
Navigator Co. SA(1)	55,725	210,933
NOS SGPS SA	32,854	170,791
REN - Redes Energeticas Nacionais SGPS SA	18,200	74,171
Semapa-Sociedade de Investimento e Gestao	4,100	108,753
Sonae SGPS SA	25,161	52,801
		$ 2,145,853
Singapore — 4.2%
AIMS APAC REIT	64,500	$ 76,200
Aztech Global Ltd.(3)	64,200	33,283
BW LPG Ltd.(4)	9,191	145,499
CapitaLand Ascendas REIT	69,500	155,531
CapitaLand Ascott Trust	80,725	62,304
CapitaLand China Trust	114,000	70,261
ComfortDelGro Corp. Ltd.	81,100	93,696
Digital Core REIT Management Pte. Ltd.	91,100	49,204
ESR-REIT	17,880	38,392
Far East Hospitality Trust	123,700	59,359
First Resources Ltd.	70,600	118,751
Frasers Centrepoint Trust	39,700	69,903
Frasers Logistics & Commercial Trust(3)	53,700	42,683
Genting Singapore Ltd.	817,500	471,981
Golden Agri-Resources Ltd.	569,200	129,207
Hutchison Port Holdings Trust	471,800	108,519
Jardine Cycle & Carriage Ltd.	4,300	107,251
Keppel DC REIT	52,364	93,831
Keppel Infrastructure Trust	472,000	192,705
Keppel Ltd.	28,100	241,739
Keppel REIT	138,000	107,001
Mapletree Industrial Trust(1)	74,010	122,689
Mapletree Logistics Trust(1)	98,400	104,692
Netlink NBN Trust(3)	143,900	110,703
Oversea-Chinese Banking Corp. Ltd.	37,700	629,196
Parkway Life Real Estate Investment Trust	10,400	33,374
Raffles Medical Group Ltd.	135,800	106,314
SATS Ltd.	37,800	112,612
Sea Ltd. ADR(2)	1,473	171,590
Sembcorp Industries Ltd.(1)	81,300	385,238
Sheng Siong Group Ltd.	63,200	135,177
Singapore Airlines Ltd.(1)	42,700	213,159
Singapore Exchange Ltd.	28,600	396,285
Security	Shares	Value
Singapore (continued)
Singapore Post Ltd.(1)	184,600	$ 57,318
Singapore Technologies Engineering Ltd.	40,500	311,347
Singapore Telecommunications Ltd.	312,300	1,126,994
Starhill Global REIT	157,600	73,105
StarHub Ltd.	44,400	39,713
Suntec Real Estate Investment Trust	64,600	72,973
United Overseas Bank Ltd.	17,900	539,491
Venture Corp. Ltd.	41,500	532,906
Wilmar International Ltd.	200,400	535,076
		$ 8,277,252
Spain — 4.4%
ACS Actividades de Construccion y Servicios SA	4,486	$ 503,312
Aena SME SA(4)	11,310	351,261
Almirall SA	7,248	108,498
Amadeus IT Group SA	3,336	223,668
Atresmedia Corp. de Medios de Comunicacion SA(1)	21,784	135,557
Banco Bilbao Vizcaya Argentaria SA	22,110	561,232
Banco de Sabadell SA	50,206	196,947
Bankinter SA	10,308	175,957
CaixaBank SA(1)	24,631	325,134
Construcciones y Auxiliar de Ferrocarriles SA	1,722	114,794
Ebro Foods SA	3,700	80,642
Enagas SA	6,295	103,636
Ence Energia y Celulosa SA(1)(2)	32,310	85,080
Faes Farma SA	17,635	109,337
Grifols SA	14,325	183,275
Iberdrola SA	40,012	899,579
Iberdrola SA(2)	548	12,321
Indra Sistemas SA(1)	3,100	200,365
Industria de Diseno Textil SA	12,979	844,545
Laboratorios Farmaceuticos Rovi SA	808	68,988
Logista Integral SA	5,721	208,683
Mapfre SA	31,117	142,383
Merlin Properties Socimi SA	21,951	326,701
Naturgy Energy Group SA	3,100	97,343
Redeia Corp. SA	5,478	94,670
Repsol SA	47,266	931,192
Telefonica SA(1)	258,702	1,047,302
Unicaja Banco SA(4)	30,724	105,288
Vidrala SA	1,962	204,977
Viscofan SA	2,485	166,770
		$ 8,609,437
Sweden — 4.4%
AcadeMedia AB(4)	4,389	$ 46,506

9
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Sweden (continued)
Addnode Group AB	10,600	$ 101,876
Alfa Laval AB	732	42,399
Alleima AB(1)	9,004	78,693
Arjo AB, Class B	11,320	33,935
Asmodee Group AB, Class B(1)(2)	8,207	98,477
Assa Abloy AB, Class B	2,598	105,047
Atrium Ljungberg AB, Class B(1)	25,000	94,688
Attendo AB(4)	6,029	60,184
Betsson AB, Class B	5,159	60,575
Bilia AB, Class A	4,231	59,951
Billerud Aktiebolag	9,447	76,389
BioArctic AB(1)(2)(4)	3,092	111,038
BioGaia AB, Class B	6,324	77,784
Boliden AB(2)	7,161	501,461
Castellum AB(1)	9,197	113,696
Catena AB	1,348	69,974
Cibus Nordic Real Estate AB(1)	5,400	93,604
Clas Ohlson AB, Class B	1,576	53,963
Dios Fastigheter AB	10,737	77,762
Dynavox Group AB(2)	12,538	122,661
Epiroc AB, Class A	3,207	89,902
Essity AB, Class B	33,289	985,642
Evolution AB(4)	3,576	232,301
Fabege AB(1)	12,133	112,071
Getinge AB, Class B	5,779	126,631
H & M Hennes & Mauritz AB, Class B(1)	9,704	194,324
HMS Networks AB(1)(2)	2,600	117,205
Holmen AB, Class B(1)	4,089	153,268
Hufvudstaden AB, Class A	6,868	94,904
Industrivarden AB, Class A	3,157	157,820
Industrivarden AB, Class C	1,581	79,151
Lifco AB, Class B(1)	1,854	63,707
Loomis AB	1,300	53,945
Medicover AB, Class B(1)	2,272	51,703
Millicom International Cellular SA(1)	1,400	85,442
New Wave Group AB, Class B	6,073	72,821
NP3 Fastigheter AB(1)	2,024	60,069
Pandox AB	3,359	72,475
Saab AB, Class B	1,353	105,565
Sagax AB, Class D(1)	17,175	65,469
Scandic Hotels Group AB(4)	4,541	45,377
Securitas AB, Class B	4,089	67,619
Skandinaviska Enskilda Banken AB, Class A	10,124	217,609
Skanska AB, Class B	1,125	34,169
SKF AB, Class B	2,833	74,074
SkiStar AB	3,556	66,939
Security	Shares	Value
Sweden (continued)
Spotify Technology SA(2)	1,227	$ 613,929
Svenska Cellulosa AB SCA, Class B	12,628	158,114
Svenska Handelsbanken AB, Class A	16,050	253,029
Sweco AB, Class B	2,900	48,045
Swedbank AB, Class A	7,675	298,406
SwedenCare AB(1)	13,100	35,614
Swedish Orphan Biovitrum AB(1)(2)	7,215	273,992
Tele2 AB, Class B	4,958	91,220
Telefonaktiebolaget LM Ericsson, Class B	46,543	504,068
Telia Co. AB(1)	21,669	98,994
Trelleborg AB, Class B	813	32,899
Truecaller AB, Class B	18,400	31,861
Vimian Group AB(1)(2)	21,300	63,861
Vitec Software Group AB, Class B	2,300	64,584
Volvo AB, Class A	2,100	76,300
Volvo AB, Class B	5,510	200,219
Wihlborgs Fastigheter AB	10,908	112,702
Xvivo Perfusion AB(1)(2)	3,287	83,080
		$ 8,601,782
Switzerland — 8.4%
Accelleron Industries AG	1,951	$ 186,880
Adecco Group AG	2,467	72,496
ALSO Holding AG	555	143,025
Banque Cantonale Vaudoise(1)	985	133,300
Belimo Holding AG	118	129,066
BKW AG	615	116,273
Bossard Holding AG, Class A	361	70,945
Bucher Industries AG	260	120,615
Cie Financiere Richemont SA, Class A	9,074	1,761,350
Clariant AG	16,715	154,657
Daetwyler Holding AG	546	111,593
DKSH Holding AG	1,085	79,609
dormakaba Holding AG	1,310	98,516
EFG International AG	8,432	215,479
EMS-Chemie Holding AG	213	165,601
Flughafen Zurich AG	210	65,222
Galenica AG(4)	1,647	205,871
Geberit AG	341	260,384
Georg Fischer AG	1,994	132,902
Givaudan SA	138	533,437
Helvetia Baloise Holding AG	1,019	258,439
Holcim AG	9,705	1,000,283
Huber & Suhner AG	315	63,710
Interroll Holding AG	37	89,101
Intershop Holding AG	740	160,363

10
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Switzerland (continued)
Kardex Holding AG	296	$ 104,055
Kuehne & Nagel International AG	533	123,423
Landis & Gyr Group AG	2,498	175,482
Logitech International SA	5,420	466,944
Nestle SA	24,970	2,382,800
Novartis AG	5,820	863,512
PSP Swiss Property AG	1,944	390,198
Roche Holding AG	441	203,795
Roche Holding AG Genussscheine	2,652	1,205,969
Schindler Holding AG	175	64,362
Schindler Holding AG PC	551	212,599
SFS Group AG	414	60,781
SGS SA	2,157	259,615
SIG Group AG(1)	7,938	122,828
Softwareone Holding AG(1)	12,370	127,300
St. Galler Kantonalbank AG	92	70,711
Stadler Rail AG	3,258	83,470
Sunrise Communications AG, Class A	784	44,497
Swatch Group AG	2,914	138,061
Swatch Group AG, Bearer Shares(1)	1,032	243,488
Swiss Life Holding AG	317	347,607
Swiss Prime Site AG	2,976	506,636
Swiss Re AG	2,715	433,813
Swisscom AG	932	765,247
Valiant Holding AG	1,142	229,249
Vontobel Holding AG	1,045	90,064
Zurich Insurance Group AG	821	584,077
		$ 16,629,700
United Kingdom — 8.7%
Admiral Group PLC	2,197	$ 82,682
AstraZeneca PLC	5,132	956,164
Autotrader Group PLC(4)	39,321	289,854
Aviva PLC	13,340	116,296
B&M European Value Retail SA	25,444	61,427
Babcock International Group PLC	2,750	54,220
BAE Systems PLC	8,698	236,124
Balfour Beatty PLC	3,821	37,416
Berkeley Group Holdings PLC	2,382	134,580
Big Yellow Group PLC	5,182	73,355
Breedon Group PLC	33,909	156,184
British American Tobacco PLC	9,873	596,464
British Land Co. PLC	27,209	155,198
BT Group PLC	101,641	267,165
Bunzl PLC	3,200	89,738
Bytes Technology Group PLC(1)	16,300	75,164
Security	Shares	Value
United Kingdom (continued)
Coats Group PLC	83,307	$ 96,947
Compass Group PLC	12,410	372,119
Computacenter PLC	4,357	199,410
Croda International PLC	5,000	186,849
Custodian Property Income REIT PLC	31,500	36,606
Dunelm Group PLC	8,100	102,303
Elementis PLC	77,300	170,376
Endeavour Mining PLC	1,898	108,031
Frasers Group PLC(1)(2)	11,900	113,359
Grafton Group PLC CDI	10,950	140,004
Great Portland Estates PLC	23,683	121,551
Greggs PLC(1)	4,300	94,614
GSK PLC	16,763	433,519
Haleon PLC	36,412	190,431
Halma PLC	8,059	391,414
Hill & Smith PLC	3,398	103,833
Hiscox Ltd.	6,006	122,158
HSBC Holdings PLC	38,257	674,889
IG Group Holdings PLC	4,300	79,774
Intertek Group PLC	1,573	96,500
ITV PLC	250,891	279,729
Johnson Matthey PLC	5,461	176,597
Land Securities Group PLC	18,420	164,407
Lloyds Banking Group PLC	170,861	255,130
London Stock Exchange Group PLC	1,613	179,917
LondonMetric Property PLC	65,261	179,147
Man Group PLC	17,600	63,526
Manchester United PLC, Class A(1)(2)	7,118	125,989
National Grid PLC	50,040	850,157
NCC Group PLC	72,058	138,917
NewRiver REIT PLC	32,700	32,518
Next PLC	1,400	254,182
Pearson PLC	10,475	137,777
Picton Property Income Ltd.	37,100	42,239
Primary Health Properties PLC	49,696	70,540
Reckitt Benckiser Group PLC	3,961	330,462
RELX PLC	6,324	224,199
Rentokil Initial PLC	20,217	125,483
Rio Tinto PLC	6,648	606,526
Rolls-Royce Holdings PLC	26,645	445,424
Safestore Holdings PLC	11,860	134,783
Sage Group PLC	22,968	301,184
Schroder Real Estate Investment Trust Ltd.	49,100	37,775
Serco Group PLC	24,700	101,417
Severn Trent PLC	4,663	187,293
Shell PLC	43,480	1,671,349

11
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
United Kingdom (continued)
Sirius Real Estate Ltd.(1)	85,974	$ 115,869
Smiths Group PLC	2,278	78,231
SSE PLC	15,867	527,379
Supermarket Income REIT PLC(1)	77,547	88,784
Target Healthcare REIT PLC	32,600	46,398
TP ICAP Group PLC	13,700	47,791
Unilever PLC	10,563	718,594
UNITE Group PLC(1)	17,211	133,857
United Utilities Group PLC	7,434	127,311
Victrex PLC	12,500	112,330
Vodafone Group PLC	473,134	696,797
Warehouse REIT PLC(3)	29,400	45,620
Whitbread PLC	3,720	138,862
		$ 17,211,208
Total Common Stocks (identified cost $130,214,393)		$194,791,492

Rights — 0.0%†
Security	Shares	Value
Spain — 0.0%†
ACS Actividades de Construccion y Servicios SA, Exp. 2/6/26(2)	4,486	$ 2,467
Total Rights (identified cost $2,403)		$ 2,467

Warrants — 0.0%
Security	Shares	Value
Italy — 0.0%
Webuild SpA, Exp. 8/2/30(1)(2)(5)	14,207	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.1%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(6)	359,407	$ 359,407
Total Affiliated Fund (identified cost $359,407)		$ 359,407

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.71%(7)	1,846,158	$ 1,846,158
Total Securities Lending Collateral (identified cost $1,846,158)		$ 1,846,158
Total Short-Term Investments (identified cost $2,205,565)		$ 2,205,565

Total Investments — 99.9% (identified cost $132,422,361)	$196,999,524
Other Assets, Less Liabilities — 0.1%	$ 195,704
Net Assets — 100.0%	$197,195,228
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at January 31, 2026. The aggregate market value of securities on loan at January 31, 2026 was $17,492,029.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $798,016 or 0.4% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $5,144,378 or 2.6% of the Fund's net assets.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of January 31, 2026.
(7)	Represents investment of cash collateral received in connection with securities lending.

12
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.9%	$24,505,506
Industrials	10.5	22,909,492
Consumer Staples	10.1	19,418,757
Consumer Discretionary	9.5	19,087,573
Health Care	9.3	18,630,642
Communication Services	9.4	17,954,689
Materials	8.5	16,972,736
Information Technology	8.4	16,080,385
Real Estate	7.1	14,366,018
Utilities	7.6	14,290,239
Energy	5.5	10,577,922
Short-Term Investments	1.1	2,205,565
Total Investments	99.9%	$196,999,524
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
13
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Statement of Assets and Liabilities

January 31, 2026
Assets
Unaffiliated investments, at value (identified cost $132,062,954) — including $17,492,029 of securities on loan	$196,640,117
Affiliated investments, at value (identified cost $359,407)	359,407
Foreign currency, at value (identified cost $114,858)	114,581
Dividends receivable	147,841
Dividends receivable from affiliated investments	652
Receivable for investments sold	299,663
Receivable for Fund shares sold	26,426
Securities lending income receivable	9,205
Tax reclaims receivable	2,112,963
Receivable from affiliates	6,475
Trustees' deferred compensation plan	33,394
Total assets	$199,750,724
Liabilities
Collateral for securities loaned	$1,846,158
Payable for investments purchased	25,283
Payable for Fund shares redeemed	348,733
Payable to affiliates:
Investment adviser and administration fee	71,082
Distribution and service fees	7,314
Sub-transfer agency fee	4,668
Trustees' deferred compensation plan	33,394
Accrued foreign capital gains taxes	8,067
Accrued expenses	210,797
Total liabilities	$2,555,496
Net Assets	$197,195,228
Sources of Net Assets
Paid-in capital	$124,456,628
Distributable earnings	72,738,600
Net Assets	$197,195,228
Class A Shares
Net Assets	$27,131,257
Shares Outstanding	1,684,624
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.11
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$17.00
Class I Shares
Net Assets	$104,781,550
Shares Outstanding	6,484,347
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.16
Class R Shares
Net Assets	$3,652,388
Shares Outstanding	229,167
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.94
14
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Statement of Assets and Liabilities — continued

January 31, 2026
Class R6 Shares
Net Assets	$61,630,033
Shares Outstanding	3,829,281
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.09
On sales of $50,000 or more, the offering price of Class A shares is reduced.
15
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Statement of Operations

Year Ended
January 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $1,016,556)	$9,592,581
Dividend income from affiliated investments	27,379
Securities lending income, net	127,520
Other income	4,598
Total investment income	$9,752,078
Expenses
Investment adviser and administration fee	$1,094,320
Distribution and service fees:
Class A	73,203
Class R	17,520
Trustees’ fees and expenses	16,664
Custodian fee	175,870
Transfer and dividend disbursing agent fees	108,297
Legal and accounting services	72,736
Printing and postage	6,719
Registration fees	71,272
Interest expense and fees	53,436
Miscellaneous	30,175
Total expenses	$1,720,212
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$241,496
Total expense reductions	$241,496
Net expenses	$1,478,716
Net investment income	$8,273,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $4,030)	$39,692,088
Foreign currency transactions	44,079
Net realized gain	$39,736,167
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $8,067)	$20,088,554
Foreign currency	275,111
Net change in unrealized appreciation (depreciation)	$20,363,665
Net realized and unrealized gain	$60,099,832
Net increase in net assets from operations	$68,373,194
16
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Statements of Changes in Net Assets

	Year Ended January 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,273,362	$10,749,733
Net realized gain	39,736,167	24,752,901
Net change in unrealized appreciation (depreciation)	20,363,665	(9,402,622)
Net increase in net assets from operations	$68,373,194	$26,100,012
Distributions to shareholders:
Class A	$(3,265,251)	$(1,351,583)
Class I	(14,011,058)	(6,388,209)
Class R	(396,408)	(139,511)
Class R6	(10,935,736)	(5,447,262)
Total distributions to shareholders	$(28,608,453)	$(13,326,565)
Transactions in shares of beneficial interest:
Class A	$(5,475,557)	$(8,081,614)
Class I	(35,204,078)	(96,714,940)
Class R	(19,586)	(419,160)
Class R6	(67,530,550)	(30,830,508)
Net decrease in net assets from Fund share transactions	$(108,229,771)	$(136,046,222)
Net decrease in net assets	$(68,465,030)	$(123,272,775)
Net Assets
At beginning of year	$265,660,258	$388,933,033
At end of year	$197,195,228	$265,660,258
17
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Financial Highlights

	Class A
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$14.19	$13.92	$13.60	$14.97	$14.89
Income (Loss) From Operations
Net investment income(1)	$0.43	$0.44	$0.40	$0.35	$0.38
Net realized and unrealized gain (loss)	3.54	0.50	0.34	(1.22)	0.40
Total income (loss) from operations	$3.97	$0.94	$0.74	$(0.87)	$0.78
Less Distributions
From net investment income	$(0.73)	$(0.46)	$(0.42)	$(0.30)	$(0.42)
From net realized gain	(1.32)	(0.21)	—	(0.20)	(0.28)
Total distributions	$(2.05)	$(0.67)	$(0.42)	$(0.50)	$(0.70)
Net asset value — End of year	$16.11	$14.19	$13.92	$13.60	$14.97
Total Return(2)	28.67%	6.98%	5.44%	(5.51)%	5.18%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$27,131	$28,628	$35,704	$56,337	$99,423
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.86%(4)	0.88%(4)	0.83%(4)	0.83%(4)	0.79%
Net expenses	0.77%(4)(5)	0.78%(4)(5)	0.76%(4)(5)	0.76%(4)(5)	0.75%
Net investment income	2.69%	3.01%	2.93%	2.64%	2.36%
Portfolio Turnover	25%	19%	34%	14%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.02%, 0.03%, 0.01% and 0.01% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023).
18
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$14.24	$13.97	$13.66	$15.06	$14.98
Income (Loss) From Operations
Net investment income(1)	$0.49	$0.49	$0.42	$0.38	$0.41
Net realized and unrealized gain (loss)	3.52	0.49	0.36	(1.23)	0.42
Total income (loss) from operations	$4.01	$0.98	$0.78	$(0.85)	$0.83
Less Distributions
From net investment income	$(0.77)	$(0.50)	$(0.47)	$(0.35)	$(0.47)
From net realized gain	(1.32)	(0.21)	—	(0.20)	(0.28)
Total distributions	$(2.09)	$(0.71)	$(0.47)	$(0.55)	$(0.75)
Net asset value — End of year	$16.16	$14.24	$13.97	$13.66	$15.06
Total Return(2)	28.94%	7.26%	5.67%	(5.30)%	5.45%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$104,782	$120,855	$209,952	$281,658	$417,559
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.61%(4)	0.63%(4)	0.58%(4)	0.58%(4)	0.54%
Net expenses	0.52%(4)(5)	0.53%(4)(5)	0.51%(4)(5)	0.51%(4)(5)	0.50%
Net investment income	3.06%	3.35%	3.07%	2.84%	2.57%
Portfolio Turnover	25%	19%	34%	14%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.02%, 0.03%, 0.01% and 0.01% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023).
19
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Financial Highlights — continued

	Class R
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$14.06	$13.79	$13.45	$14.83	$14.79
Income (Loss) From Operations
Net investment income(1)	$0.39	$0.39	$0.39	$0.30	$0.29
Net realized and unrealized gain (loss)	3.49	0.51	0.29	(1.20)	0.45
Total income (loss) from operations	$3.88	$0.90	$0.68	$(0.90)	$0.74
Less Distributions
From net investment income	$(0.68)	$(0.42)	$(0.34)	$(0.28)	$(0.42)
From net realized gain	(1.32)	(0.21)	—	(0.20)	(0.28)
Total distributions	$(2.00)	$(0.63)	$(0.34)	$(0.48)	$(0.70)
Net asset value — End of year	$15.94	$14.06	$13.79	$13.45	$14.83
Total Return(2)	28.35%	6.75%	5.06%	(5.77)%	4.93%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,652	$3,200	$3,517	$7,248	$9,157
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.11%(4)	1.13%(4)	1.08%(4)	1.08%(4)	1.04%
Net expenses	1.02%(4)(5)	1.03%(4)(5)	1.01%(4)(5)	1.01%(4)(5)	1.00%
Net investment income	2.43%	2.71%	2.86%	2.31%	1.83%
Portfolio Turnover	25%	19%	34%	14%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.02%, 0.03%, 0.01% and 0.01% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023).
20
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Financial Highlights — continued

	Class R6
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$14.19	$13.93	$13.63	$15.04	$14.96
Income (Loss) From Operations
Net investment income(1)	$0.50	$0.48	$0.40	$0.37	$0.42
Net realized and unrealized gain (loss)	3.50	0.50	0.38	(1.22)	0.42
Total income (loss) from operations	$4.00	$0.98	$0.78	$(0.85)	$0.84
Less Distributions
From net investment income	$(0.78)	$(0.51)	$(0.48)	$(0.36)	$(0.48)
From net realized gain	(1.32)	(0.21)	—	(0.20)	(0.28)
Total distributions	$(2.10)	$(0.72)	$(0.48)	$(0.56)	$(0.76)
Net asset value — End of year	$16.09	$14.19	$13.93	$13.63	$15.04
Total Return(2)	28.95%	7.31%	5.70%	(5.29)%	5.51%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$61,630	$112,978	$139,761	$126,703	$136,299
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.58%(4)	0.60%(4)	0.55%(4)	0.55%(4)	0.51%
Net expenses	0.49%(4)(5)	0.50%(4)(5)	0.48%(4)(5)	0.48%(4)(5)	0.47%
Net investment income	3.09%	3.32%	2.92%	2.78%	2.61%
Portfolio Turnover	25%	19%	34%	14%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.02%, 0.03%, 0.01% and 0.01% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023).
21
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the
22

Parametric
International Equity Fund
January 31, 2026
Notes to Financial Statements — continued

Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of January 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
23

Parametric
International Equity Fund
January 31, 2026
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended January 31, 2026 and January 31, 2025 was as follows:
	Year Ended January 31,
	2026	2025
Ordinary income	$12,773,492	$9,367,593
Long-term capital gains	$15,834,961	$3,958,972
During the year ended January 31, 2026, distributable earnings was decreased by $10,736,327 and paid-in capital was increased by $10,736,327 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of January 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 2,473,625
Undistributed long-term capital gains	10,433,342
Net unrealized appreciation	59,831,633
Distributable earnings	$72,738,600
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$137,398,089
Gross unrealized appreciation	$68,423,128
Gross unrealized depreciation	(8,821,693)
Net unrealized appreciation	$59,601,435
3  Investment Adviser and Administration Fees and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the year ended January 31, 2026, the investment adviser and administration fee amounted to $1,094,320 or 0.40% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of
24

Parametric
International Equity Fund
January 31, 2026
Notes to Financial Statements — continued

Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2026, the investment adviser and administration fee paid was reduced by $895 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after June 1, 2026. Pursuant to this agreement, EVM and Parametric were allocated $240,601 in total of the Fund’s operating expenses for the year ended January 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2026, EVM earned $13,466 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $987 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended January 31, 2026 in the amount of $5,207. EVD also received distribution and service fees from Class A and Class R shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2026 amounted to $73,203 for Class A shares.
The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended January 31, 2026, the Fund paid or accrued to EVD $8,760 for Class R shares.
Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2026 amounted to $8,760 for Class R shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2026, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $67,790,055 and $198,036,759, respectively, for the year ended January 31, 2026.
25

Parametric
International Equity Fund
January 31, 2026
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	207,321	$ 3,349,536	241,515	$ 3,529,724
Issued to shareholders electing to receive payments of distributions in Fund shares	212,793	3,262,113	99,369	1,346,452
Redemptions	(752,578)	(12,087,206)	(889,262)	(12,957,790)
Net decrease	(332,464)	$ (5,475,557)	(548,378)	$ (8,081,614)
Class I
Sales	2,831,725	$ 43,603,337	2,223,127	$ 31,996,304
Issued to shareholders electing to receive payments of distributions in Fund shares	893,830	13,738,170	452,174	6,145,040
Redemptions	(5,728,268)	(92,545,585)	(9,221,716)	(134,856,284)
Net decrease	(2,002,713)	$(35,204,078)	(6,546,415)	$(96,714,940)
Class R
Sales	30,864	$ 491,964	34,636	$ 498,987
Issued to shareholders electing to receive payments of distributions in Fund shares	26,129	396,378	10,387	139,501
Redemptions	(55,349)	(907,928)	(72,456)	(1,057,648)
Net increase (decrease)	1,644	$ (19,586)	(27,433)	$ (419,160)
Class R6
Sales	1,532,789	$ 24,828,565	3,889,928	$ 56,826,789
Issued to shareholders electing to receive payments of distributions in Fund shares	714,287	10,935,736	402,309	5,447,262
Redemptions	(6,378,871)	(103,294,851)	(6,362,620)	(93,104,559)
Net decrease	(4,131,795)	$(67,530,550)	(2,070,383)	$(30,830,508)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended January 31, 2026 were $1,075,781 and 4.97%, respectively.
26

Parametric
International Equity Fund
January 31, 2026
Notes to Financial Statements — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At January 31, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $17,492,029 and $18,587,448, respectively. Collateral received was comprised of cash of $1,846,158 and U.S. government and/or agencies securities of $16,741,290. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,845,746	$ —	$ —	$ —	$1,845,746
Warrants	412	—	—	—	412
Total	$1,846,158	$ —	$ —	$ —	$1,846,158
The carrying amount of the liability for collateral for securities loaned at January 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2026.
10  Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $359,407, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$159,236	$51,238,598	$(51,038,427)	$ —	$ —	$359,407	$27,379	359,407
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
27

Parametric
International Equity Fund
January 31, 2026
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia	$ 171,590	$ 41,116,940	$0	$ 41,288,530
Australasia/Pacific	—	18,638,264	—	18,638,264
Developed Europe	1,988,115	128,660,643	0	130,648,758
Developed Middle East	750,948	3,464,992	—	4,215,940
Total Common Stocks	$2,910,653	$191,880,839**	$0	$194,791,492
Rights	$ 2,467	$ —	$ —	$ 2,467
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	359,407	—	—	359,407
Securities Lending Collateral	1,846,158	—	—	1,846,158
Total Investments	$5,118,685	$ 191,880,839	$0	$196,999,524
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2026 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
28

Parametric
International Equity Fund
January 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric International Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric International Equity Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
29

Parametric
International Equity Fund
January 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended January 31, 2026, the Fund designates approximately $8,784,315, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended January 31, 2026, the Fund paid foreign taxes of $433,312 and recognized foreign source income of $10,599,958.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $32,410,787 or, if subsequently determined to be different, the net capital gain of such year.
30

EAISX-NCSR    1.31.26

Parametric
Emerging Markets Fund
Annual Financial Statements and
Additional Information
January 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2026
Parametric
Emerging Markets Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments

Common Stocks — 100.2%
Security	Shares	Value
Argentina — 1.2%
Bioceres Crop Solutions Corp.(1)(2)	2,400	$ 2,011
Central Puerto SA ADR(1)	7,000	115,640
Cresud SA ADR(1)	4,165	56,269
Globant SA(1)	2,700	180,576
Grupo Financiero Galicia SA ADR(1)(2)	2,555	140,806
IRSA Inversiones y Representaciones SA ADR(1)	4,696	81,710
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	8,024	92,517
MercadoLibre, Inc.(1)	495	1,063,156
Pampa Energia SA ADR(1)	1,829	158,464
Telecom Argentina SA ADR	6,900	93,150
Transportadora de Gas del Sur SA, Class B ADR(1)	2,413	76,951
YPF SA ADR(1)(2)	14,824	589,847
		$ 2,651,097
Bahrain — 0.4%
Al Salam Bank BSC	703,095	$ 429,080
GFH Financial Group BSC	612,932	350,829
		$ 779,909
Bangladesh — 0.6%
Bangladesh Export Import Co. Ltd.(1)(3)	70,279	$ 0
Beximco Pharmaceuticals PLC(1)	211,930	199,595
City Bank PLC	503,534	107,215
GrameenPhone Ltd.	48,140	106,163
Heidelberg Materials Bangladesh PLC	18,065	33,754
Jamuna Oil Co. Ltd.	22,841	31,677
Olympic Industries PLC	24,067	28,392
Pubali Bank PLC	175,488	58,353
Renata PLC	6,549	22,566
Robi Axiata PLC	430,000	106,024
Square Pharmaceuticals PLC	257,209	460,770
Summit Power Ltd.	107,026	10,753
Titas Gas Transmission & Distribution Co. Ltd.	150,108	20,337
Unique Hotel & Resorts PLC	71,627	21,949
United Commercial Bank PLC(1)	741,745	60,770
Uttara Bank PLC	500,000	100,360
		$ 1,368,678
Botswana — 0.4%
Botswana Insurance Holdings Ltd.	31,585	$ 53,223
First National Bank of Botswana Ltd.	126,532	50,478
Sechaba Breweries Holdings Ltd.	272,100	757,436
		$ 861,137
Security	Shares	Value
Brazil — 5.7%
Adecoagro SA(2)	2,632	$ 23,320
Alpargatas SA, PFC Shares	51,100	139,529
Ambev SA	142,850	403,083
Arcos Dorados Holdings, Inc., Class A	8,100	66,258
Axia Energia, Class B, PFC Shares	33,600	369,088
Axia Energia, Class C, PFC Shares(1)	8,831	88,599
Azzas 2154 SA	10,190	51,775
B3 SA - Brasil Bolsa Balcao	26,000	79,787
Banco Bradesco SA, PFC Shares	43,292	175,299
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	13,035	349,780
Cia Energetica de Minas Gerais, PFC Shares	54,340	118,536
Cia Siderurgica Nacional SA(1)	27,600	52,811
Cogna Educacao SA	450,379	389,383
Cosan SA(1)	45,839	51,389
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,700	134,650
Cyrela Brazil Realty SA Empreendimentos e Participacoes, PFC Shares(1)	4,493	24,033
Direcional Engenharia SA	52,200	138,367
Embraer SA ADR	9,248	679,358
Energisa SA	23,540	228,165
Eneva SA(1)	44,400	178,182
Engie Brasil Energia SA	11,550	71,919
Equatorial SA	27,300	212,268
Fleury SA	31,395	99,147
Gerdau SA, PFC Shares	20,034	85,347
Hapvida Participacoes e Investimentos SA(1)(4)	33,061	81,667
Hypera SA	36,000	172,450
Itau Unibanco Holding SA, PFC Shares	34,125	295,033
Itausa SA, PFC Shares	62,699	162,742
JBS NV BDR(1)	10,112	158,191
Klabin SA, PFC Shares	115,321	84,364
Localiza Rent a Car SA	20,789	191,151
Localiza Rent a Car SA, PFC Shares(1)	799	7,084
Lojas Renner SA	106,322	301,627
LWSA SA(4)	73,600	68,387
Magazine Luiza SA	28,696	53,382
MBRF Global Foods Co. SA	56,663	201,016
Motiva Infraestrutura de Mobilidade SA	26,700	85,030
Multiplan Empreendimentos Imobiliarios SA	30,700	192,154
Natura Cosmeticos SA(1)	41,000	68,324
NU Holdings Ltd., Class A(1)	21,500	381,625
Petroleo Brasileiro SA - Petrobras, PFC Shares	149,100	1,069,786
Prio SA(1)	7,000	67,822
Raia Drogasil SA	47,401	220,669
Raizen SA, PFC Shares(1)	135,400	26,500
Rede D'Or Sao Luiz SA(4)	80,300	646,794

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Brazil (continued)
Rumo SA	37,219	$ 104,385
Sendas Distribuidora SA	51,145	83,286
Smartfit Escola de Ginastica e Danca SA	25,000	105,173
StoneCo Ltd., Class A(1)	4,900	79,086
Suzano SA	10,620	99,546
Telefonica Brasil SA	48,160	342,068
TIM SA	80,500	375,062
TOTVS SA	43,070	364,758
Vale SA	66,647	1,067,821
Vibra Energia SA	109,360	597,631
Vivara Participacoes SA	17,400	93,170
WEG SA	31,104	305,676
YDUQS Participacoes SA	24,300	67,737
		$ 12,431,270
Bulgaria — 0.5%
CB First Investment Bank AD(1)	101,904	$ 444,946
Chimimport AD(1)	164,922	111,421
MonBat AD(1)	28,235	36,422
Sopharma AD	185,718	400,494
		$ 993,283
Chile — 3.0%
Aguas Andinas SA, Series A	483,322	$ 212,933
Banco de Chile	2,960,094	652,059
Banco de Credito e Inversiones SA	3,443	255,874
Banco Santander Chile	3,218,212	283,065
CAP SA(1)	7,626	72,002
Cencosud SA	133,252	445,897
Cia Cervecerias Unidas SA	16,853	123,936
Cia Sud Americana de Vapores SA	4,277,766	235,047
Colbun SA	624,587	103,437
Embotelladora Andina SA, Class B, PFC Shares	51,948	272,880
Empresa Nacional de Telecomunicaciones SA	24,183	129,828
Empresas CMPC SA	45,100	67,614
Empresas COPEC SA	45,024	383,815
Enel Americas SA	1,632,285	154,099
Enel Chile SA	1,903,814	161,409
Falabella SA	131,123	1,017,714
Parque Arauco SA	232,299	987,359
Quinenco SA	9,770	50,586
Ripley Corp. SA	156,610	78,735
Sociedad Matriz SAAM SA	1,031,318	162,740
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(1)	6,900	531,280
Security	Shares	Value
Chile (continued)
SONDA SA	225,936	$ 86,618
Vina Concha y Toro SA	92,943	105,940
		$ 6,574,867
China — 15.6%
3SBio, Inc.(4)	98,000	$ 292,217
AAC Technologies Holdings, Inc.	27,000	128,170
Aier Eye Hospital Group Co. Ltd., Class A	24,105	38,411
Air China Ltd., Class H(1)(2)	178,000	158,876
Alibaba Group Holding Ltd. ADR(2)	6,400	1,085,184
Aluminum Corp. of China Ltd., Class H	144,000	251,434
Angang Steel Co. Ltd., Class H(1)	306,400	79,410
Anhui Conch Cement Co. Ltd., Class H	54,500	172,837
ANTA Sports Products Ltd.	15,000	149,849
Baidu, Inc. ADR(1)(2)	1,632	249,990
Bank of Beijing Co. Ltd., Class A	182,760	139,369
Bank of China Ltd., Class H	321,000	191,696
Bank of Ningbo Co. Ltd., Class A	19,850	88,412
Beijing Capital International Airport Co. Ltd., Class H(1)	308,000	104,730
Beijing Enterprises Holdings Ltd.	39,500	178,934
Beijing Enterprises Water Group Ltd.	290,000	99,836
Beijing Originwater Technology Co. Ltd., Class A	39,363	22,829
BeOne Medicines Ltd. ADR(1)(2)	1,900	646,722
BOE Technology Group Co. Ltd., Class A	341,100	214,557
BYD Co. Ltd., Class H	22,960	286,239
BYD Electronic International Co. Ltd.(2)	29,000	123,824
Changchun High-Tech Industry Group Co. Ltd., Class A	6,200	85,563
Changjiang Securities Co. Ltd., Class A	112,200	139,779
Chengdu Xingrong Environment Co. Ltd., Class A	125,700	132,395
China Coal Energy Co. Ltd., Class H	144,000	210,754
China Communications Services Corp. Ltd., Class H	118,000	71,663
China Construction Bank Corp., Class H	297,630	300,526
China Everbright Environment Group Ltd.	234,925	151,153
China Gas Holdings Ltd.	165,400	163,837
China Jinmao Holdings Group Ltd.	352,000	77,962
China Life Insurance Co. Ltd., Class H	35,000	155,758
China Longyuan Power Group Corp. Ltd., Class H	188,000	170,785
China Mengniu Dairy Co. Ltd.	58,000	121,126
China Merchants Bank Co. Ltd., Class H	18,024	110,119
China Merchants Port Holdings Co. Ltd.	42,035	84,600
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	74,674	113,545
China National Building Material Co. Ltd., Class H	166,000	119,404
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	111,800
China Oilfield Services Ltd., Class H	198,000	217,610

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
China Overseas Land & Investment Ltd.	115,160	$ 206,391
China Petroleum & Chemical Corp., Class H	909,741	626,088
China Railway Group Ltd., Class H	281,000	162,158
China Resources Beer Holdings Co. Ltd.	34,000	113,744
China Resources Gas Group Ltd.	49,000	134,806
China Resources Land Ltd.	86,000	336,792
China Resources Medical Holdings Co. Ltd.	163,000	67,603
China Resources Power Holdings Co. Ltd.(2)	69,600	158,536
China Shenhua Energy Co. Ltd., Class H	129,500	712,523
China Shineway Pharmaceutical Group Ltd.	110,000	133,289
China Southern Airlines Co. Ltd., Class H(1)	108,000	80,186
China State Construction Engineering Corp. Ltd., Class A	156,440	113,453
China Tourism Group Duty Free Corp. Ltd., Class A	6,700	86,110
China Travel International Investment Hong Kong Ltd.(1)(2)	714,855	125,346
China Vanke Co. Ltd., Class H(1)(2)	149,577	72,682
China Yangtze Power Co. Ltd., Class A	112,600	427,055
CITIC Ltd.	142,000	226,942
CMOC Group Ltd., Class H	132,000	370,994
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	130,000	234,180
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	61,866	108,696
COSCO SHIPPING Ports Ltd.	110,000	87,164
Country Garden Holdings Co. Ltd.(1)(2)	400,880	15,110
Country Garden Services Holdings Co. Ltd.	56,589	46,792
CSPC Pharmaceutical Group Ltd.	239,760	294,122
Daqo New Energy Corp. ADR(1)	1,900	46,968
Dong-E-E-Jiao Co. Ltd., Class A	16,200	118,032
East Money Information Co. Ltd., Class A	24,751	80,819
Focus Media Information Technology Co. Ltd., Class A	196,344	203,460
Ganfeng Lithium Group Co. Ltd., Class A	14,770	144,712
GDS Holdings Ltd. ADR(1)(2)	9,300	415,617
Gemdale Corp., Class A(1)	80,700	37,733
Great Wall Motor Co. Ltd., Class H	50,000	85,185
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	86,500	55,630
Guangdong Investment Ltd.	186,000	175,852
Haier Smart Home Co. Ltd., Class H	47,553	156,769
Han's Laser Technology Industry Group Co. Ltd., Class A	23,400	162,367
Hengan International Group Co. Ltd.	24,500	88,563
Huadian Power International Corp. Ltd., Class H	240,000	126,928
Huadong Medicine Co. Ltd., Class A	32,753	170,020
Huaneng Power International, Inc., Class H	222,000	161,861
Huayu Automotive Systems Co. Ltd., Class A	53,308	147,535
Hubei Energy Group Co. Ltd., Class A	94,014	62,367
Hundsun Technologies, Inc., Class A	31,491	140,585
Iflytek Co. Ltd., Class A	34,550	295,900
Industrial & Commercial Bank of China Ltd., Class H	291,000	241,383
Industrial Bank Co. Ltd., Class A	25,302	68,076
Security	Shares	Value
China (continued)
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	707,000	$ 253,294
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	53,200	201,716
Innovent Biologics, Inc.(1)(4)	44,000	456,723
JD.com, Inc. ADR(2)	6,406	182,443
Jiangsu Expressway Co. Ltd., Class H(2)	108,000	142,489
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,761	324,200
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,800	93,964
Jiangxi Copper Co. Ltd., Class H	42,000	250,916
Jinke Property Group Co. Ltd., Class A(1)	130,499	27,758
KE Holdings, Inc. ADR(2)	20,700	387,504
Kingboard Holdings Ltd.	34,600	140,212
Kingdee International Software Group Co. Ltd.(1)	99,000	163,520
Kingsoft Corp. Ltd.(2)	32,800	125,835
Kunlun Energy Co. Ltd.	136,000	139,343
Kweichow Moutai Co. Ltd., Class A	2,900	584,613
Lee & Man Paper Manufacturing Ltd.(2)	275,000	125,706
Lenovo Group Ltd.	204,000	229,850
Lepu Medical Technology Beijing Co. Ltd., Class A	33,300	85,712
Li Ning Co. Ltd.	21,208	55,458
Longfor Group Holdings Ltd.(2)(4)	80,500	105,864
LONGi Green Energy Technology Co. Ltd., Class A(1)	63,389	163,107
Luxshare Precision Industry Co. Ltd., Class A	71,034	526,760
Luye Pharma Group Ltd.(1)(4)	249,500	88,629
Maanshan Iron & Steel Co. Ltd., Class H(1)	286,000	98,898
Meituan, Class B(1)(4)	8,073	99,802
NARI Technology Co. Ltd., Class A	59,068	213,655
NetEase, Inc. ADR	2,610	336,246
Nine Dragons Paper Holdings Ltd.(1)	195,000	205,436
Nongfu Spring Co. Ltd., Class H(4)	11,600	71,135
OFILM Group Co. Ltd., Class A(1)	65,800	92,381
PetroChina Co. Ltd., Class H	784,000	931,360
Ping An Bank Co. Ltd., Class A	35,488	55,309
Ping An Insurance Group Co. of China Ltd., Class H(2)	24,500	227,246
Poly Developments and Holdings Group Co. Ltd., Class A	94,900	92,988
Power Construction Corp. of China Ltd., Class A	53,800	43,827
SAIC Motor Corp. Ltd., Class A	55,100	112,030
Sanan Optoelectronics Co. Ltd., Class A	84,900	197,364
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	81,150	110,520
Shandong Gold Mining Co. Ltd., Class A	50,680	377,817
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	112,000	71,710
Shanghai Electric Group Co. Ltd., Class H(1)	282,000	151,495
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	41,000	80,516
Shenzhen Inovance Technology Co. Ltd., Class A	10,400	111,836
Shenzhen Investment Ltd.(1)(2)	674,000	75,128
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	171,300	187,067

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
Siasun Robot & Automation Co. Ltd., Class A(1)	55,000	$ 137,301
Sichuan Chuantou Energy Co. Ltd., Class A	88,600	177,500
Sino Biopharmaceutical Ltd.	475,500	403,465
Sino-Ocean Group Holding Ltd.(1)	659,000	8,505
Sinopec Shanghai Petrochemical Co. Ltd., Class H	469,000	95,533
Sinopharm Group Co. Ltd., Class H	60,400	161,162
Sunny Optical Technology Group Co. Ltd.	26,700	213,962
Tencent Holdings Ltd.	31,839	2,447,203
Tingyi (Cayman Islands) Holding Corp.	56,000	84,875
Tongling Nonferrous Metals Group Co. Ltd., Class A	424,000	495,676
Trip.com Group Ltd. ADR	2,954	181,287
Tsingtao Brewery Co. Ltd., Class H	13,566	85,852
Vnet Group, Inc. ADR(1)(2)	14,100	148,473
Wanhua Chemical Group Co. Ltd., Class A	8,165	103,388
Want Want China Holdings Ltd.	162,920	98,258
Weichai Power Co. Ltd., Class H	53,742	182,165
Weimob, Inc.(1)(2)(4)	219,000	67,698
WH Group Ltd.(4)	248,121	292,807
Wuliangye Yibin Co. Ltd., Class A	15,200	229,459
Wuxi Biologics Cayman, Inc.(1)(4)	90,000	425,911
Xiaomi Corp., Class B(1)(4)	140,000	633,720
Xinyi Solar Holdings Ltd.	170,000	73,481
Yangzijiang Financial Holding Ltd.	326,900	91,042
Yangzijiang Shipbuilding Holdings Ltd.	40,900	107,416
Yankuang Energy Group Co. Ltd., Class H	124,100	180,805
Yuan Longping High-tech Agriculture Co. Ltd., Class A	65,900	99,581
Yuexiu Property Co. Ltd.(2)	128,000	74,570
Yunnan Baiyao Group Co. Ltd., Class A	29,680	237,540
Zhaojin Mining Industry Co. Ltd., Class H	77,500	340,859
Zhejiang Dahua Technology Co. Ltd., Class A	69,550	189,595
Zhejiang Expressway Co. Ltd., Class H	116,000	109,470
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	41,250	93,350
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,800	179,342
Zijin Mining Group Co. Ltd., Class H	190,000	990,664
ZTE Corp., Class H(2)	44,303	160,277
ZTO Express Cayman, Inc. ADR	6,900	151,317
		$ 33,921,920
Colombia — 0.6%
Cementos Argos SA	58,811	$ 219,852
Ecopetrol SA	431,969	268,747
Geopark Ltd.	6,700	56,816
Grupo Argos SA	24,026	121,791
Grupo Cibest SA	6,593	148,913
Grupo Cibest SA ADR	3,555	290,266
Security	Shares	Value
Colombia (continued)
Grupo de Inversiones Suramericana SA	4,909	$ 82,992
Interconexion Electrica SA ESP	20,253	165,995
		$ 1,355,372
Croatia — 0.7%
Ericsson Nikola Tesla DD	432	$ 95,016
Hrvatski Telekom DD	7,870	380,843
Koncar-Elektroindustrija DD	331	306,630
Podravka Prehrambena Ind DD	1,328	240,805
Valamar Riviera DD	46,918	352,619
Zagrebacka Banka DD	2,776	79,684
		$ 1,455,597
Czech Republic — 0.6%
CEZ AS	16,579	$ 953,290
Colt CZ Group SE	1,998	81,029
Komercni Banka AS	4,346	263,355
Philip Morris CR AS	81	79,482
		$ 1,377,156
Egypt — 0.8%
Cleopatra Hospital(1)	330,000	$ 83,911
Commercial International Bank - Egypt (CIB)	160,636	457,898
Eastern Co. SAE	268,069	215,912
EFG Holding SAE(1)	79,120	48,526
E-Finance for Digital & Financial Investments	198,748	91,688
ElSewedy Electric Co.	87,156	146,053
Fawry for Banking & Payment Technology Services SAE(1)	217,000	79,191
Juhayna Food Industries	179,453	106,018
Oriental Weavers	149,447	70,072
Talaat Moustafa Group	171,254	315,488
Telecom Egypt Co.	67,509	112,942
U Consumer Finance(1)	23,851	5,163
		$ 1,732,862
Estonia — 0.4%
Tallink Grupp AS	813,748	$ 572,929
TKM Grupp AS	31,842	358,226
		$ 931,155
Greece — 1.4%
Aegean Airlines SA	3,992	$ 70,721
Alpha Bank SA	58,420	279,654
Eurobank SA	44,790	218,888
GEK TERNA SA	4,483	176,458
Hellenic Telecommunications Organization SA	14,171	265,783

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Greece (continued)
Holding Co. ADMIE IPTO SA	11,900	$ 43,265
JUMBO SA	9,006	267,036
Metlen Energy & Metals PLC(1)	3,927	214,182
Motor Oil (Hellas) Corinth Refineries SA	6,265	252,247
National Bank of Greece SA	19,283	340,431
OPAP SA	9,714	195,904
Public Power Corp. SA	10,354	244,728
Sarantis SA	2,620	42,136
Titan SA	3,453	231,701
Tsakos Energy Navigation Ltd.	3,420	92,921
		$ 2,936,055
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	28,303	$ 175,578
MOL Hungarian Oil & Gas PLC	38,176	466,241
OTP Bank Nyrt	4,787	602,358
Richter Gedeon Nyrt	11,224	375,520
		$ 1,619,697
Iceland — 0.6%
Alvotech SA(1)	66,700	$ 358,179
Arion Banki Hf.(4)	94,500	154,285
Brim Hf.	74,700	51,874
Eimskipafelag Islands Hf.	8,816	18,749
Festi Hf.	82,975	236,259
Hagar Hf.	70,200	71,698
Heimar Hf.	205,400	61,750
Icelandair Group Hf.(1)	2,300,000	15,027
Islandsbanki Hf.	57,500	68,035
Kvika banki Hf.	300,000	45,736
Reitir fasteignafelag Hf.	73,100	76,334
Sildarvinnslan Hf.	124,800	107,129
Siminn Hf.	678,565	86,414
Syn Hf.(1)	84,000	11,715
		$ 1,363,184
India — 5.6%
ACC Ltd.	1,578	$ 28,103
Adani Energy Solutions Ltd.(1)	3,600	35,066
Adani Enterprises Ltd.	4,154	91,358
Adani Ports & Special Economic Zone Ltd.	6,719	103,848
Adani Total Gas Ltd.	4,200	24,086
Apollo Hospitals Enterprise Ltd.	2,292	173,571
Ashok Leyland Ltd.	37,200	79,681
Asian Paints Ltd.	3,500	92,422
Aurobindo Pharma Ltd.	7,224	95,003
Security	Shares	Value
India (continued)
Avenue Supermarts Ltd.(1)(4)	3,000	$ 120,391
Axis Bank Ltd.	5,372	80,147
Bajaj Auto Ltd.	1,134	118,431
Bajaj Finance Ltd.	13,320	134,763
Bajaj Finserv Ltd.	3,629	77,119
Bharat Petroleum Corp. Ltd.	18,582	73,669
Bharti Airtel Ltd.	45,721	980,576
Biocon Ltd.	20,599	82,239
Britannia Industries Ltd.	2,200	140,273
Cipla Ltd.	9,493	136,813
Coal India Ltd.	25,404	121,860
Container Corp. of India Ltd.	5,000	27,334
Crompton Greaves Consumer Electricals Ltd.	19,469	46,932
Cummins India Ltd.	2,531	113,266
Divi's Laboratories Ltd.	2,050	135,057
DLF Ltd.	20,247	140,193
Dr. Reddy's Laboratories Ltd.	12,585	166,520
Eicher Motors Ltd.	1,260	97,651
Embassy Office Parks REIT	14,200	67,068
GAIL (India) Ltd.	73,508	133,906
Godrej Consumer Products Ltd.	6,175	77,535
Godrej Properties Ltd.(1)	7,400	127,027
Grasim Industries Ltd.	4,143	127,146
Gujarat State Petronet Ltd.	19,482	64,567
Havells India Ltd.	5,343	74,751
HCL Technologies Ltd.	18,017	332,461
HDFC Bank Ltd.	21,408	216,462
Hero MotoCorp Ltd.	843	50,776
Hindalco Industries Ltd.	11,944	124,329
Hindustan Aeronautics Ltd.(5)	900	45,218
Hindustan Unilever Ltd.	9,071	234,191
ICICI Bank Ltd.	9,120	134,453
Indian Hotels Co. Ltd.	9,500	69,690
Indian Oil Corp. Ltd.	29,010	51,520
Indus Towers Ltd.(1)	21,944	106,447
Info Edge India Ltd.	8,500	115,690
Infosys Ltd.	53,369	954,573
Ipca Laboratories Ltd.	6,080	97,328
ITC Hotels Ltd.(1)	3,478	6,844
ITC Ltd.	34,786	121,940
Jio Financial Services Ltd.	25,074	69,441
JSW Steel Ltd.	14,970	196,775
Kotak Mahindra Bank Ltd.	19,120	84,855
Kwality Wall's India Ltd.(1)	9,071	3,767
Larsen & Toubro Ltd.	4,500	192,543
Lupin Ltd.	3,126	73,255

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
Mahindra & Mahindra Ltd.	4,776	$ 178,334
Maruti Suzuki India Ltd.	1,314	208,753
Max Healthcare Institute Ltd.	9,725	101,268
Nestle India Ltd.	11,180	162,369
NTPC Ltd.	50,126	194,216
Oil & Natural Gas Corp. Ltd.	29,209	85,630
Pidilite Industries Ltd.	1,920	29,881
Power Grid Corp. of India Ltd.	61,021	170,342
Reliance Industries Ltd.	55,948	850,125
Siemens Energy India Ltd.	641	17,364
Siemens Ltd.(1)	641	21,636
SRF Ltd.	3,200	98,049
Sun Pharmaceutical Industries Ltd.	17,276	299,799
Sun TV Network Ltd.	7,988	48,287
Tata Consultancy Services Ltd.	14,841	504,714
Tata Consumer Products Ltd.	7,384	91,157
Tata Motors Ltd.(1)	12,352	61,567
Tata Motors Passenger Vehicles Ltd.	12,352	47,072
Tata Power Co. Ltd.	43,199	172,097
Tata Steel Ltd.	67,800	141,523
Tech Mahindra Ltd.	14,661	278,178
Titan Co. Ltd.	4,132	178,793
Torrent Pharmaceuticals Ltd.	2,968	127,896
Tube Investments of India Ltd.	2,406	61,228
UltraTech Cement Ltd.	627	86,659
UPL Ltd.	7,038	53,925
Vedanta Ltd.	20,367	150,630
Vodafone Idea Ltd.(1)	388,069	47,259
Voltas Ltd.	6,353	91,830
Wipro Ltd.	43,898	113,265
Zee Entertainment Enterprises Ltd.	44,401	40,786
Zydus Lifesciences Ltd.	3,597	34,652
		$ 12,220,214
Indonesia — 2.3%
AKR Corporindo Tbk. PT	1,258,400	$ 94,807
Alamtri Resources Indonesia Tbk. PT	1,211,600	159,229
Amman Mineral Internasional PT(1)	122,200	54,942
Aneka Tambang Tbk. PT	939,800	231,364
Aspirasi Hidup Indonesia Tbk. PT	1,088,200	25,914
Astra International Tbk. PT	1,419,500	538,234
Bank Central Asia Tbk. PT	357,600	158,005
Bank Mandiri Persero Tbk. PT	317,400	91,331
Bank Negara Indonesia Persero Tbk. PT	226,000	60,659
Bank Rakyat Indonesia Persero Tbk. PT	505,368	114,720
Barito Renewables Energy Tbk. PT(1)	641,900	324,755
Security	Shares	Value
Indonesia (continued)
Bukit Asam Tbk. PT	433,000	$ 64,119
Bumi Serpong Damai Tbk. PT(1)	1,396,900	74,842
Chandra Asri Pacific Tbk. PT	254,100	98,043
Charoen Pokphand Indonesia Tbk. PT	346,400	91,549
Erajaya Swasembada Tbk. PT	4,907,500	116,080
GoTo Gojek Tokopedia Tbk. PT(1)	73,797,600	283,716
Gudang Garam Tbk. PT	57,100	53,262
Indocement Tunggal Prakarsa Tbk. PT	241,800	95,959
Indofood Sukses Makmur Tbk. PT	271,700	110,335
Indosat Tbk. PT	887,400	118,015
Jasa Marga (Persero) Tbk. PT	307,000	65,235
Kalbe Farma Tbk. PT	2,457,000	167,584
Lippo Karawaci Tbk. PT(1)	10,490,680	60,672
Medco Energi Internasional Tbk. PT	1,299,520	118,372
Mitra Adiperkasa Tbk. PT	1,163,700	82,275
Mitra Keluarga Karyasehat Tbk. PT(5)	1,185,700	168,137
Perusahaan Gas Negara Tbk. PT	1,365,300	172,840
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,193,000	82,525
Sarana Menara Nusantara Tbk. PT	799,800	24,920
Semen Indonesia Persero Tbk. PT	320,600	47,006
Sumber Alfaria Trijaya Tbk. PT	667,300	69,435
Telkom Indonesia Persero Tbk. PT	2,596,600	555,050
Unilever Indonesia Tbk. PT	309,900	35,584
United Tractors Tbk. PT	130,583	203,430
Vale Indonesia Tbk. PT	212,040	81,752
Waskita Karya Persero Tbk. PT(1)(3)	2,474,900	0
XLSMART Telecom Sejahtera Tbk. PT	485,100	95,567
		$ 4,990,264
Jordan — 0.6%
Arab Bank PLC	52,362	$ 499,378
Arab Potash	5,725	297,887
International General Insurance Holdings Ltd.	4,200	104,664
Jordan Islamic Bank	13,918	98,260
Jordan Petroleum Refinery Co.	23,035	185,572
Jordan Telecommunications Co. PSC	14,640	66,160
Jordanian Electric Power Co.	19,038	93,156
		$ 1,345,077
Kazakhstan — 0.8%
Freedom Holding Corp.(1)(2)	1,000	$ 123,700
Halyk Savings Bank of Kazakhstan JSC GDR(5)	8,992	289,133
Kaspi.KZ JSC ADR(1)	2,740	208,706

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Kazakhstan (continued)
KCell JSC GDR(1)(3)(5)	96,329	$ 0
NAC Kazatomprom JSC GDR(5)	13,900	1,142,580
		$ 1,764,119
Kenya — 0.6%
British American Tobacco Kenya PLC	16,600	$ 62,178
East African Breweries PLC	101,980	202,385
Equity Group Holdings PLC	387,300	202,786
KCB Group PLC	434,620	225,768
Safaricom PLC	2,987,972	686,015
		$ 1,379,132
Kuwait — 1.3%
Agility Global PLC	437,335	$ 160,779
Agility Public Warehousing Co. KSCC	155,083	67,990
Boubyan Bank KSCP	31,280	69,033
Boubyan Petrochemicals Co. KSCP	2,441	4,499
Burgan Bank SAK	84,871	55,073
Gulf Bank KSCP	134,884	151,431
Kuwait Finance House KSCP	234,518	617,130
Mabanee Co. KPSC	149,705	489,963
Mobile Telecommunications Co. KSCP	213,804	356,247
National Bank of Kuwait SAKP	169,370	524,772
National Industries Group Holding SAK	279,344	240,114
		$ 2,737,031
Lithuania — 0.4%
Apranga PVA	49,166	$ 215,704
Artea Bankas AB	176,986	201,401
KN Energies AB	205,439	106,068
Rokiskio Suris	79,752	432,955
		$ 956,128
Malaysia — 2.1%
Axiata Group Bhd.	157,050	$ 91,567
CelcomDigi Bhd.	79,844	66,036
CIMB Group Holdings Bhd.	90,800	197,827
Dialog Group Bhd.	363,831	151,736
Gamuda Bhd.	65,400	73,531
Genting Bhd.	165,500	119,923
Globetronics Technology Bhd.(1)	582,200	41,463
Hartalega Holdings Bhd.(1)	212,408	49,733
Hong Leong Bank Bhd.	15,800	103,399
IGB Real Estate Investment Trust	192,600	143,028
IHH Healthcare Bhd.	308,400	700,213
IJM Corp. Bhd.	69,480	47,223
Security	Shares	Value
Malaysia (continued)
Inari Amertron Bhd.	321,600	$ 131,453
IOI Properties Group Bhd.	142,658	115,387
Kossan Rubber Industries Bhd.	210,000	53,952
Kuala Lumpur Kepong Bhd.	14,600	72,254
Magnum Bhd.	192,167	64,391
Malayan Banking Bhd.	64,187	192,104
Malaysian Pacific Industries Bhd.	6,600	53,638
Maxis Bhd.	70,100	68,030
MISC Bhd.	43,400	88,033
Nestle Malaysia Bhd.	2,600	73,863
Petronas Chemicals Group Bhd.	66,900	54,921
Petronas Dagangan Bhd.	56,900	305,871
Petronas Gas Bhd.	19,600	91,391
Press Metal Aluminium Holdings Bhd.	79,740	152,856
Public Bank Bhd.	95,290	117,778
SD Guthrie Bhd.	81,539	120,709
Sports Toto Bhd.	282,081	93,075
Supermax Corp. Bhd.(1)	264,664	20,273
Telekom Malaysia Bhd.	138,800	278,413
Tenaga Nasional Bhd.	30,638	108,401
Top Glove Corp. Bhd.	696,800	107,766
ViTrox Corp. Bhd.	110,000	121,563
VS Industry Bhd.	1,007,395	107,139
YTL Corp. Bhd.	289,669	152,737
Zetrix AI Bhd.	233,600	47,721
		$ 4,579,398
Mauritius — 0.5%
Alteo Ltd.	245,799	$ 65,178
CIEL Ltd.	812,195	152,067
ENL Ltd.	18,473	2,479
Lighthouse Properties PLC	313,039	166,614
MCB Group Ltd.	36,102	342,429
Miwa Sugar Ltd.(1)	245,799	27,303
Newenlrogers Ltd.	112,929	52,036
Phoenix Beverages Ltd.	10,244	139,402
Riveo Ltd.(1)	58,200	28,385
SBM Holdings Ltd.	497,363	73,156
Sun Ltd., Class A	58,200	55,256
United Basalt Products Ltd.	21,996	26,240
		$ 1,130,545
Mexico — 4.9%
Alpek SAB de CV(1)(2)	62,732	$ 32,630
Alsea SAB de CV	101,300	309,013
America Movil SAB de CV, Series B	1,569,405	1,622,748

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Mexico (continued)
Arca Continental SAB de CV(2)	17,480	$ 196,895
Bolsa Mexicana de Valores SAB de CV	46,975	94,240
Cemex SAB de CV, Series CPO	409,239	508,622
Coca-Cola Femsa SAB de CV(2)	15,795	165,650
Corp. Inmobiliaria Vesta SAB de CV(2)	97,400	300,906
El Puerto de Liverpool SAB de CV, Class C1(2)	31,680	191,066
FIBRA Macquarie Mexico(4)	52,968	109,719
Fibra Uno Administracion SA de CV	263,790	410,266
Fomento Economico Mexicano SAB de CV, Series UBD(2)	41,056	428,438
Genomma Lab Internacional SAB de CV, Class B	76,500	72,797
Gruma SAB de CV, Class B(2)	5,355	96,507
Grupo Aeroportuario del Centro Norte SAB de CV	21,300	311,017
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	24,687	678,652
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,530	364,194
Grupo Bimbo SAB de CV, Series A(2)	52,145	181,236
Grupo Carso SAB de CV, Series A1(2)	28,800	195,928
Grupo Elektra SAB de CV(1)(3)	2,213	23,623
Grupo Financiero Banorte SAB de CV, Class O	36,700	413,747
Grupo Financiero Inbursa SAB de CV, Class O	32,100	80,562
Grupo Mexico SAB de CV, Series B	83,979	926,623
Grupo Televisa SAB ADR	52,400	171,348
Industrias Penoles SAB de CV(1)	5,080	294,463
Kimberly-Clark de Mexico SAB de CV, Class A	47,400	104,993
Megacable Holdings SAB de CV	48,300	169,559
Nemak SAB de CV(1)(4)	449,300	86,641
Orbia Advance Corp. SAB de CV(1)(2)	49,699	52,725
Prologis Property Mexico SA de CV	130,171	596,629
Promotora y Operadora de Infraestructura SAB de CV	12,415	194,295
Sigma Foods SAB de CV(2)	123,306	121,923
Ternium SA ADR	1,700	71,128
Vista Energy SAB de CV ADR(1)(2)	12,400	750,076
Wal-Mart de Mexico SAB de CV	121,180	384,564
		$ 10,713,423
Morocco — 0.6%
Attijariwafa Bank	2,768	$ 223,352
Bank of Africa	1,899	42,687
Banque Centrale Populaire	1,923	58,014
Co. Sucrerie Marocaine et de Raffinage	5,010	113,582
Itissalat Al-Maghrib	18,101	212,857
Label Vie	198	92,041
LafargeHolcim Maroc SA	440	87,262
Societe d'Exploitation des Ports	2,476	252,826
TAQA Morocco SA	215	49,265
TotalEnergies Marketing Maroc SA	316	57,075
		$ 1,188,961
Security	Shares	Value
Oman — 0.7%
Bank Muscat SAOG	333,660	$ 312,993
National Bank of Oman SAOG	149,081	153,709
Oman Cement Co. SAOG	72,148	92,798
Oman Flour Mills Co. SAOG	42,841	55,030
Oman Telecommunications Co. SAOG	83,628	240,437
Omani Qatari Telecommunications Co. SAOG	140,637	107,617
Ominvest SAOG	80,025	76,536
OQ Gas Networks SAOC	173,800	93,066
Renaissance Services SAOG	46,857	39,773
Sembcorp Salalah Power & Water Co. SAOG	410,180	227,875
Sohar International Bank SAOG	256,089	109,194
		$ 1,509,028
Pakistan — 0.6%
Engro Holdings Ltd.(1)	94,273	$ 87,890
Fauji Fertilizer Co. Ltd.	72,390	152,108
Habib Bank Ltd.	32,318	39,664
Hub Power Co. Ltd.	173,453	141,907
IBEX Holdings Ltd.(1)	1,700	63,240
Lucky Cement Ltd.	74,155	127,563
Mari Energies Ltd.	38,667	98,046
MCB Bank Ltd.	26,276	38,186
Meezan Bank Ltd.	37,700	65,574
Millat Tractors Ltd.	24,000	47,470
Nishat Mills Ltd.	60,771	42,721
Oil & Gas Development Co. Ltd.	66,800	77,368
Pakistan Petroleum Ltd.	75,671	75,454
Pakistan State Oil Co. Ltd.	39,045	65,684
Systems Ltd.	208,000	114,475
United Bank Ltd.	57,336	99,537
		$ 1,336,887
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	6,100	$ 295,667
Copa Holdings SA, Class A	2,134	291,078
		$ 586,745
Peru — 1.4%
Alicorp SAA	14,637	$ 49,911
Cia de Minas Buenaventura SAA ADR	21,150	724,599
Credicorp Ltd.	2,200	785,026
Ferreycorp SAA	38,476	46,588
Southern Copper Corp.(2)	7,292	1,387,813
		$ 2,993,937

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	59,700	$ 32,210
Aboitiz Power Corp.	133,700	97,512
Ayala Corp.	6,835	58,735
Ayala Land, Inc.	86,531	31,200
Ayala Land, Inc. GDR, PFC Shares(1)(3)	3,951,800	0
Bank of the Philippine Islands	32,774	69,036
BDO Unibank, Inc.	44,235	101,384
Bloomberry Resorts Corp.	250,900	12,120
D&L Industries, Inc.	493,300	33,518
Emperador, Inc.	380,500	100,076
First Gen Corp.	165,322	52,844
Globe Telecom, Inc.	2,461	65,955
GT Capital Holdings, Inc.	4,440	50,571
International Container Terminal Services, Inc.	21,950	240,417
JG Summit Holdings, Inc.	122,158	57,788
Jollibee Foods Corp.	26,326	91,625
Manila Electric Co.	10,790	107,982
Manila Water Co., Inc.	295,100	203,394
Megaworld Corp.	1,361,400	50,782
PLDT, Inc.	7,100	162,044
Puregold Price Club, Inc.	337,403	204,517
Semirara Mining & Power Corp.	86,520	46,869
SM Investments Corp.	9,901	117,678
SM Prime Holdings, Inc.	178,329	65,297
Universal Robina Corp.	50,455	60,744
Wilcon Depot, Inc.	170,900	19,418
		$ 2,133,716
Poland — 3.0%
Allegro.eu SA(1)(4)	33,900	$ 278,484
Asseco Poland SA	5,976	363,914
Bank Polska Kasa Opieki SA	5,843	355,360
Budimex SA	2,710	523,878
CD Projekt SA	6,300	459,878
Cyfrowy Polsat SA(1)(2)	27,364	102,885
Eurocash SA(1)	100,652	192,576
Grupa Azoty SA(1)(2)	9,267	46,289
Grupa Kety SA	575	165,008
KGHM Polska Miedz SA(1)	8,258	766,232
LPP SA	83	458,370
mBank SA(1)	735	214,401
Neuca SA	262	58,413
Orange Polska SA	75,376	243,707
ORLEN SA	26,532	806,376
PGE Polska Grupa Energetyczna SA(1)	51,434	145,062
Powszechna Kasa Oszczednosci Bank Polski SA	19,515	507,602
Security	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	11,835	$ 232,869
Santander Bank Polska SA	762	119,546
Tauron Polska Energia SA(1)	129,348	400,035
		$ 6,440,885
Qatar — 1.2%
Aamal Co.	230,000	$ 54,246
Al Meera Consumer Goods Co. QSC	26,954	108,812
Al Rayan Bank	147,361	91,966
Barwa Real Estate Co.	143,634	107,941
Commercial Bank PSQC	49,707	64,909
Gulf International Services QSC	201,811	154,554
Industries Qatar QSC	98,345	342,946
Medicare Group	45,960	81,049
Mesaieed Petrochemical Holding Co.	49,000	14,715
Nebras Energy	44,621	187,497
Ooredoo QPSC	39,870	156,632
Qatar Aluminum Manufacturing Co.	204,257	106,191
Qatar Gas Transport Co. Ltd.	228,433	300,595
Qatar Islamic Bank QPSC	27,137	186,198
Qatar National Bank QPSC	68,885	374,957
United Development Co. QSC	156,214	41,387
Vodafone Qatar PQSC	215,393	150,752
		$ 2,525,347
Romania — 0.8%
Banca Transilvania SA	40,456	$ 305,112
BRD-Groupe Societe Generale SA	18,077	119,990
MED Life SA(1)	112,800	346,415
OMV Petrom SA	1,857,597	439,773
Societatea Nationala de Gaze Naturale ROMGAZ SA	142,260	374,621
Societatea Nationala Nuclearelectrica SA	9,700	162,918
		$ 1,748,829
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	320,440	$ 0
Alrosa PJSC(1)(3)	177,900	0
Evraz PLC(1)(3)	34,831	0
Federal Grid Co.-Rosseti PJSC(1)(3)	78,095,360	0
GMK Norilskiy Nickel PAO(1)(3)	338,700	0
Inter RAO UES PJSC(1)(3)	6,829,769	0
Magnit PJSC(1)(3)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	182,710	0
MMC Norilsk Nickel PJSC ADR(1)(3)	5	0
Mobile TeleSystems PJSC(1)(3)	89,417	0
Moscow Exchange MICEX-Rates PJSC(1)(3)	47,890	0

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Russia (continued)
Novatek PJSC(1)(3)	23,410	$ 0
OGK-2 PJSC(1)(3)	12,211,000	0
PhosAgro PJSC(1)(3)	2,547	0
PhosAgro PJSC GDR(1)(3)(5)	49	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	20,850	0
Rostelecom PJSC(1)(3)	107,057	0
RusHydro PJSC(1)(3)	16,550,080	0
Sberbank of Russia PJSC(1)(3)	123,888	0
Severstal PAO GDR(1)(3)(5)	13,622	0
Sistema AFK PAO(1)(3)	453,878	0
Surgutneftegas PAO, PFC Shares(1)(3)	260,300	0
Unipro PJSC(1)(3)	1,521,000	0
		$ 0
Saudi Arabia — 4.5%
Abdullah Al Othaim Markets Co.	23,030	$ 40,893
ACWA Power Co.(1)	600	29,945
Ades Holding Co.	17,000	87,104
Advanced Petrochemical Co.(1)	4,088	28,280
Al Hammadi Holding	8,581	63,542
Al Moammar Information Systems Co.	1,700	81,475
Al Rajhi Bank	14,900	425,489
Alandalus Property Co.	10,258	47,822
Aldrees Petroleum and Transport Services Co.	2,362	75,211
Almarai Co. JSC	33,045	389,812
Arabian Centres Co. Ltd.(4)	8,297	43,240
Arabian Internet & Communications Services Co.	2,600	162,502
Arriyadh Development Co.	9,090	52,572
Astra Industrial Group Co.	1,316	52,611
Banque Saudi Fransi	23,210	111,724
Catrion Catering Holding Co.	3,323	71,770
Dallah Healthcare Co.	6,734	222,095
Dar Al Arkan Real Estate Development Co.(1)	39,620	197,494
Dr. Sulaiman Al Habib Medical Services Group Co.	11,470	799,939
Electrical Industries Co.	33,900	123,411
Elm Co.	3,085	638,068
Emaar Economic City(1)	14,344	37,677
Etihad Etisalat Co.	9,420	177,267
Fawaz Abdulaziz Al Hokair & Co.(1)	16,655	76,525
Herfy Food Services Co.(1)	4,801	20,312
Jabal Omar Development Co.(1)	75,000	329,927
Jarir Marketing Co.	70,160	266,911
Leejam Sports Co. JSC	1,692	45,692
Maharah Human Resources Co.	37,080	58,799
Mobile Telecommunications Co. Saudi Arabia	27,145	80,089
Security	Shares	Value
Saudi Arabia (continued)
Mouwasat Medical Services Co.	11,878	$ 220,475
Nahdi Medical Co.	3,400	89,274
National Agriculture Development Co.(1)	11,300	59,552
National Co. for Learning & Education	1,400	48,125
National Gas & Industrialization Co.	7,147	169,563
National Medical Care Co.	4,550	191,902
Riyad Bank	16,422	123,241
Riyadh Cables Group Co.	3,800	132,258
SABIC Agri-Nutrients Co.	2,468	82,226
Sahara International Petrochemical Co.	6,353	25,958
SAL Saudi Logistics Services	2,300	110,555
Saudi Arabian Mining Co.(1)	22,078	448,580
Saudi Arabian Oil Co.(4)	98,752	678,843
Saudi Awwal Bank	4,956	47,092
Saudi Basic Industries Corp.	15,127	229,260
Saudi Ceramic Co.	10,566	78,287
Saudi Chemical Co. Holding	71,250	145,173
Saudi Electricity Co.	79,968	306,994
Saudi Ground Services Co.	9,867	97,521
Saudi Industrial Investment Group	9,147	30,519
Saudi Kayan Petrochemical Co.(1)	11,609	15,167
Saudi National Bank	20,920	250,106
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,738	71,656
Saudi Public Transport Co.(1)	16,000	42,808
Saudi Telecom Co.	69,815	828,759
Saudia Dairy & Foodstuff Co.	1,526	98,555
Savola Group(1)	7,032	44,799
Seera Group Holding(1)	22,676	161,936
United Electronics Co.	4,423	103,644
United International Transportation Co.	3,246	52,408
Yanbu National Petrochemical Co.	5,300	38,175
		$ 9,861,609
Slovenia — 0.7%
Cinkarna Celje DD	1,370	$ 54,389
Krka DD Novo mesto	3,284	895,187
Luka Koper	1,000	109,229
Petrol DD Ljubljana	2,020	136,001
Pozavarovalnica Sava DD	1,965	186,361
Telekom Slovenije DD	481	55,170
Zavarovalnica Triglav DD	1,406	108,218
		$ 1,544,555
South Africa — 4.7%
Aspen Pharmacare Holdings Ltd.	31,691	$ 210,848

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
South Africa (continued)
AVI Ltd.	13,138	$ 86,847
Bid Corp. Ltd.	13,100	327,272
Bidvest Group Ltd.	33,842	489,683
Capitec Bank Holdings Ltd.	932	250,236
Clicks Group Ltd.	13,500	268,955
DataTec Ltd.	24,200	114,623
Discovery Ltd.	3,690	53,803
Equites Property Fund Ltd.	104,000	115,704
Exxaro Resources Ltd.	28,310	322,718
FirstRand Ltd.	36,935	210,672
Fortress Real Estate Investments Ltd., Class B	66,018	96,588
Foschini Group Ltd.	12,308	64,526
Gold Fields Ltd.	15,697	776,289
Growthpoint Properties Ltd.	208,600	227,813
Harmony Gold Mining Co. Ltd.	7,553	160,490
Hyprop Investments Ltd.	31,700	110,730
Impala Platinum Holdings Ltd.	18,462	344,118
Life Healthcare Group Holdings Ltd.	134,086	92,360
Mr. Price Group Ltd.	12,155	133,476
MTN Group Ltd.	121,000	1,343,653
Naspers Ltd., Class N	22,535	1,379,711
NEPI Rockcastle NV	38,480	350,423
Netcare Ltd.(2)	149,337	143,263
Pick n Pay Stores Ltd.(1)	14,362	21,237
Redefine Properties Ltd.	579,291	222,237
Resilient REIT Ltd.	17,563	87,519
Reunert Ltd.	30,146	115,154
Sanlam Ltd.	28,912	181,123
Sasol Ltd.(1)	10,993	77,647
Shoprite Holdings Ltd.	21,115	348,376
Sibanye Stillwater Ltd.(1)(2)	48,312	210,273
SPAR Group Ltd.(1)	14,831	81,581
Standard Bank Group Ltd.	7,701	141,529
Telkom SA SOC Ltd.	33,018	120,163
Thungela Resources Ltd.	2,700	16,561
Tiger Brands Ltd.	10,940	227,445
Valterra Platinum Ltd.	1,244	111,771
Vodacom Group Ltd.	44,100	406,794
Wilson Bayly Holmes-Ovcon Ltd.	12,023	128,871
Woolworths Holdings Ltd.	26,524	89,049
		$ 10,262,131
South Korea — 5.6%
Alteogen, Inc.(1)	757	$ 216,478
Amorepacific Corp.	852	82,010
Amorepacific Holdings Corp.	2,180	43,335
Security	Shares	Value
South Korea (continued)
Celltrion Pharm, Inc.	1,516	$ 76,657
Celltrion, Inc.	3,472	505,301
CJ CheilJedang Corp.	423	62,556
Coway Co. Ltd.(1)	2,548	147,428
DL E&C Co. Ltd.(1)	1,924	59,068
E-MART, Inc.	1,232	77,763
GS Holdings Corp.	1,569	74,733
Hankook Tire & Technology Co. Ltd.	1,479	65,414
Hanmi Pharm Co. Ltd.(1)	352	118,516
Hanwha Solutions Corp.(1)	3,687	70,395
HD Hyundai Co. Ltd.	310	50,309
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	593	169,855
HLB, Inc.(1)	1,969	75,520
Hugel, Inc.(1)	653	124,785
HYBE Co. Ltd.	500	129,226
Hyundai Department Store Co. Ltd.	1,615	104,953
Hyundai Engineering & Construction Co. Ltd.	2,645	187,749
Hyundai Glovis Co. Ltd.	1,516	255,596
Hyundai Mobis Co. Ltd.	792	247,466
Hyundai Motor Co.	1,500	522,158
Hyundai Steel Co.	3,449	74,854
Kakao Corp.	5,676	241,254
Kangwon Land, Inc.	5,706	69,011
KB Financial Group, Inc.	2,231	208,820
Kia Corp.	3,041	323,572
Korea Electric Power Corp.(1)	1,840	74,213
Korea Zinc Co. Ltd.	283	368,662
Krafton, Inc.(1)	763	133,949
KT&G Corp.	1,452	155,289
Kumho Petrochemical Co. Ltd.(1)	743	74,211
LG Chem Ltd.	652	139,998
LG Corp.	1,914	121,497
LG Electronics, Inc.	909	62,324
LG H&H Co. Ltd.	461	83,769
LG Uplus Corp.	7,151	79,445
Medytox, Inc.	351	32,657
Mezzion Pharma Co. Ltd.(1)	1,597	190,857
NAVER Corp.	2,921	555,229
NCSoft Corp.	372	60,495
Orion Corp.	1,268	103,216
POSCO Holdings, Inc.	619	148,537
S-1 Corp.	1,533	84,885
Samsung Biologics Co. Ltd.(1)(4)	279	337,174
Samsung C&T Corp.	554	115,484
Samsung Electro-Mechanics Co. Ltd.	443	85,197
Samsung Electronics Co. Ltd.	21,314	2,354,658

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
Samsung Episholdings Co. Ltd.(1)	149	$ 62,730
Samsung SDI Co. Ltd.(1)	523	140,779
Samsung SDS Co. Ltd.	570	68,350
Shinhan Financial Group Co. Ltd.	1,769	103,387
SK Hynix, Inc.	2,540	1,585,918
SK Innovation Co. Ltd.	910	70,601
SK, Inc.	563	130,015
Yuhan Corp.(1)	2,343	175,129
Zyle Motors Corp.(1)(3)	5,113	0
		$ 12,083,437
Sri Lanka — 0.7%
Aitken Spence PLC	109,000	$ 56,028
Ceylon Tobacco Co. PLC	8,180	45,611
Chevron Lubricants Lanka PLC	64,215	40,439
Commercial Bank of Ceylon PLC	215,184	157,835
Dialog Axiata PLC	1,107,719	116,971
Hatton National Bank PLC	123,656	170,387
John Keells Holdings PLC	4,786,870	351,180
Lanka IOC PLC	93,858	43,834
Melstacorp PLC	426,058	254,471
Sampath Bank PLC	293,638	147,287
Teejay Lanka PLC	251,029	27,757
		$ 1,411,800
Taiwan — 7.5%
Accton Technology Corp.	3,000	$ 104,890
Acer, Inc.	119,519	94,973
Advantech Co. Ltd.	9,565	90,267
Airtac International Group	4,178	151,204
ASE Technology Holding Co. Ltd.	23,561	219,049
Asia Cement Corp.	51,000	56,906
Asustek Computer, Inc.	7,325	115,074
AUO Corp.	150,269	65,086
Catcher Technology Co. Ltd.	12,183	77,808
Cathay Financial Holding Co. Ltd.	71,295	169,859
Center Laboratories, Inc.	139,834	178,188
Chailease Holding Co. Ltd.	13,543	44,635
Cheng Shin Rubber Industry Co. Ltd.	110,672	107,306
China Airlines Ltd.	124,000	87,233
China Motor Corp.	14,926	26,255
China Steel Corp.	335,734	220,895
Chong Hong Construction Co. Ltd.	15,000	36,823
Chunghwa Telecom Co. Ltd.	139,746	592,585
CTBC Financial Holding Co. Ltd.	134,275	216,336
Delta Electronics, Inc.	12,151	463,710
Security	Shares	Value
Taiwan (continued)
Eclat Textile Co. Ltd.	7,159	$ 89,559
EVA Airways Corp.	81,861	96,894
Evergreen International Storage & Transport Corp.	46,500	83,152
Evergreen Marine Corp. Taiwan Ltd.	34,576	204,213
Far Eastern Department Stores Ltd.	70,990	49,533
Far Eastern New Century Corp.	139,695	122,999
Far EasTone Telecommunications Co. Ltd.	73,084	205,594
Feng Hsin Steel Co. Ltd.	32,260	66,264
Feng TAY Enterprise Co. Ltd.	20,160	61,454
Formosa Chemicals & Fibre Corp.	108,014	144,595
Formosa Petrochemical Corp.	79,320	134,770
Formosa Plastics Corp.	125,183	187,526
Formosa Taffeta Co. Ltd.	98,149	51,632
Fubon Financial Holding Co. Ltd.	69,674	200,074
Giant Manufacturing Co. Ltd.	18,868	53,437
Great Wall Enterprise Co. Ltd.	56,455	91,241
Highwealth Construction Corp.	72,681	85,624
Hiwin Technologies Corp.	17,069	133,776
Hon Hai Precision Industry Co. Ltd.	45,443	314,121
Hotai Motor Co. Ltd.	12,240	210,990
Huaku Development Co. Ltd.	15,015	50,589
Innolux Corp.	183,091	125,610
International Games System Co. Ltd.	16,000	363,352
Inventec Corp.	89,966	127,707
Largan Precision Co. Ltd.	795	60,593
Lien Hwa Industrial Holdings Corp.	93,004	135,923
Lite-On Technology Corp.	34,000	174,766
Makalot Industrial Co. Ltd.	13,260	128,184
MediaTek, Inc.	6,462	358,451
Medigen Vaccine Biologics Corp.(1)	20,759	24,837
Mega Financial Holding Co. Ltd.	120,913	148,681
Merida Industry Co. Ltd.	17,657	47,221
momo.com, Inc.	4,365	26,042
Nan Kang Rubber Tire Co. Ltd.	83,830	94,696
Nan Ya Plastics Corp.	125,214	299,334
Nien Made Enterprise Co. Ltd.	11,000	148,415
Novatek Microelectronics Corp.	9,000	106,791
Oneness Biotech Co. Ltd.(1)	22,697	47,316
Pegatron Corp.	23,028	50,781
Polaris Group(1)	27,979	27,562
Pou Chen Corp.	151,819	146,746
President Chain Store Corp.	20,664	140,312
Quanta Computer, Inc.	12,508	110,110
Realtek Semiconductor Corp.	6,002	91,829
Ruentex Development Co. Ltd.	73,133	66,834
Ruentex Industries Ltd.	46,302	74,079

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Taiwan (continued)
St. Shine Optical Co. Ltd.	22,000	$ 78,942
TA Chen Stainless Pipe Co. Ltd.	71,008	88,151
Tainan Spinning Co. Ltd.	147,822	63,762
Taiwan Fertilizer Co. Ltd.	37,000	54,362
Taiwan High Speed Rail Corp.	104,000	90,254
Taiwan Mobile Co. Ltd.	76,296	255,823
Taiwan Semiconductor Manufacturing Co. Ltd.	79,369	4,388,781
Tatung Co. Ltd.	81,700	100,209
TCC Group Holdings Co. Ltd.	172,073	143,970
Teco Electric & Machinery Co. Ltd.	120,000	306,078
Tong Yang Industry Co. Ltd.	20,608	71,424
TTY Biopharm Co. Ltd.	94,096	254,672
Tung Ho Steel Enterprise Corp.	32,200	70,859
Unimicron Technology Corp.	21,473	255,246
Uni-President Enterprises Corp.	211,831	481,920
United Microelectronics Corp.	102,090	203,134
Voltronic Power Technology Corp.	4,000	107,440
Walsin Lihwa Corp.	79,873	109,315
Wei Chuan Foods Corp.	179,000	82,967
Yageo Corp.	15,116	131,968
Yang Ming Marine Transport Corp.	68,621	116,430
Yieh Phui Enterprise Co. Ltd.(1)	92,154	45,512
		$ 16,384,510
Thailand — 4.6%
Advanced Info Service PCL(7)	63,400	$ 703,132
Airports of Thailand PCL(7)	209,700	334,765
Asset World Corp. PCL(7)	613,200	42,317
B Grimm Power PCL(7)	72,100	29,223
Bangkok Bank PCL(7)	17,300	86,785
Bangkok Chain Hospital PCL(7)	316,800	101,598
Bangkok Dusit Medical Services PCL, Class F(7)	746,100	475,814
Bangkok Expressway & Metro PCL(7)	471,900	78,728
Bangkok Land PCL(7)	2,263,800	32,369
Banpu PCL(7)	131,633	22,385
BTS Group Holdings PCL(1)(7)	331,100	22,873
Bumrungrad Hospital PCL(7)	65,400	347,955
Carabao Group PCL(7)	27,500	37,719
Central Pattana PCL(7)	81,600	149,281
Central Retail Corp. PCL(7)	154,166	96,200
Charoen Pokphand Foods PCL(7)	188,700	123,608
Chularat Hospital PCL(7)	1,881,100	93,792
CP ALL PCL(7)	183,700	253,258
CP Axtra PCL(7)	83,872	39,362
CPN Retail Growth Leasehold REIT(7)	146,500	52,527
Delta Electronics (Thailand) PCL(7)	422,400	2,733,008
Security	Shares	Value
Thailand (continued)
Electricity Generating PCL(7)	12,700	$ 47,263
Energy Absolute PCL(1)(7)	252,000	21,954
Global Power Synergy PCL, Class F(7)	43,300	48,659
Gulf Development PCL(1)(7)	346,489	515,406
Hana Microelectronics PCL(7)	140,900	78,023
Home Product Center PCL(7)	409,255	92,063
Indorama Ventures PCL(7)	172,600	111,775
Jasmine International PCL(1)(7)	603,355	24,584
Jaymart Group Holdings PCL(7)	164,100	37,741
Kasikornbank PCL(7)	32,000	191,120
KCE Electronics PCL(7)	152,800	91,140
Land & Houses PCL(7)	489,100	60,587
Mega Lifesciences PCL(7)	111,800	128,125
Minor International PCL(7)	159,544	115,666
PTG Energy PCL(7)	277,800	66,619
PTT Exploration & Production PCL(7)	81,298	317,812
PTT Global Chemical PCL(7)	131,900	103,489
PTT Oil & Retail Business PCL(7)	223,900	96,429
PTT PCL(7)	462,500	499,262
Samart Corp. PCL(7)	297,700	55,640
SCB X PCL(7)	45,300	195,007
SCG Packaging PCL(7)	137,600	87,012
Siam Cement PCL(7)	30,500	199,144
Siam Global House PCL(7)	121,414	26,547
Sri Trang Agro-Industry PCL(7)	89,600	36,472
Stecon Group PCL(1)(7)	251,357	63,238
Thai Beverage PCL(2)(7)	371,300	140,145
Thai Oil PCL(7)	63,600	86,500
True Corp. PCL(7)	1,343,814	494,922
VGI PCL(7)	729,400	19,907
WHA Corp. PCL(7)	1,020,100	112,411
		$ 10,021,361
Tunisia — 0.4%
Banque de Tunisie	38,193	$ 92,659
Banque Internationale Arabe de Tunisie	1,541	69,279
Banque Nationale Agricole	24,362	113,114
Carthage Cement(1)	150,032	100,776
Poulina Group	32,719	241,534
Societe D'Articles Hygieniques SA	16,810	85,720
Societe Frigorifique et Brasserie de Tunis SA	38,665	180,689
		$ 883,771
Turkey — 4.4%
AG Anadolu Grubu Holding AS	62,000	$ 49,865
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(1)	289,000	176,276

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Turkey (continued)
Akbank TAS	87,196	$ 186,517
Aksa Akrilik Kimya Sanayii AS	399,624	101,807
Aksa Enerji Uretim AS(1)	121,924	206,962
Anadolu Efes Biracilik Ve Malt Sanayii AS	217,800	96,367
Arcelik AS(1)	40,551	106,565
Aselsan Elektronik Sanayi Ve Ticaret AS	34,112	238,695
Aygaz AS	17,910	98,814
Baticim Bati Anadolu Cimento Sanayii AS(1)	564,200	62,631
Bera Holding AS(1)	62,496	25,918
BIM Birlesik Magazalar AS	34,552	527,288
Can2 Termik AS(1)	873,025	42,026
Coca-Cola Icecek AS	88,600	146,868
Dogan Sirketler Grubu Holding AS	178,300	89,049
Dogus Otomotiv Servis ve Ticaret AS	18,700	98,745
EGE Endustri VE Ticaret AS	280	47,699
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	301,130	177,038
Enerjisa Enerji AS(4)	68,903	166,000
Enerya Enerji AS	1,117,241	255,017
Enka Insaat ve Sanayi AS	89,018	200,016
Eregli Demir ve Celik Fabrikalari TAS	248,228	160,693
Fenerbahce Futbol AS(1)	17,500	1,334
Ford Otomotiv Sanayi AS	82,410	215,405
Gubre Fabrikalari TAS(1)	7,200	79,706
Haci Omer Sabanci Holding AS	44,727	112,552
Hektas Ticaret TAS(1)	652,874	50,581
Is Gayrimenkul Yatirim Ortakligi AS(1)	221,310	122,913
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	97,127	65,136
KOC Holding AS	35,594	170,240
Logo Yazilim Sanayi Ve Ticaret AS	49,980	190,271
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	123,040	136,977
MIA Teknoloji AS(1)	162,900	139,500
Migros Ticaret AS	6,379	93,433
MLP Saglik Hizmetleri AS(1)(4)	21,619	234,281
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	368,337	48,992
Oyak Cimento Fabrikalari AS	202,799	128,959
Pegasus Hava Tasimaciligi AS(1)	16,800	78,884
Petkim Petrokimya Holding AS(1)	175,096	74,324
Reeder Teknoloji Sanayi VE Ticaret AS(1)	173,700	28,050
Sasa Polyester Sanayi AS(1)	1,202,800	70,567
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	158,133
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	1,363,146	165,387
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	356,100	66,878
Sok Marketler Ticaret AS(1)	51,800	77,393
Tofas Turk Otomobil Fabrikasi AS	18,438	138,647
Torunlar Gayrimenkul Yatirim Ortakligi AS	78,100	149,879
Security	Shares	Value
Turkey (continued)
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	$ 104,991
Turk Altin Isletmeleri AS(1)	105,052	131,134
Turk Hava Yollari AO	22,374	156,497
Turk Telekomunikasyon AS(1)	174,514	265,846
Turkcell Iletisim Hizmetleri AS	316,189	852,161
Turkiye Is Bankasi AS, Class C	315,539	121,299
Turkiye Petrol Rafinerileri AS	234,703	1,322,570
Turkiye Sise ve Cam Fabrikalari AS	78,410	82,359
Ulker Biskuvi Sanayi AS	16,690	52,074
Yapi ve Kredi Bankasi AS(1)	133,100	125,712
Ziraat Gayrimenkul Yatirim Ortakligi AS	379,600	207,871
Zorlu Enerji Elektrik Uretim AS(1)	903,000	68,675
		$ 9,550,467
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	41,744	$ 173,150
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	483,417
ADNOC Drilling Co. PJSC	407,000	590,885
ADNOC Gas PLC	75,600	74,357
Agthia Group PJSC	56,748	57,201
Air Arabia PJSC	212,497	288,393
Aldar Properties PJSC	44,073	115,216
Apex Investment Co. PSC(1)	127,200	116,762
Borouge PLC	162,000	115,140
Dana Gas PJSC	421,411	107,196
Dubai Electricity & Water Authority PJSC	861,560	708,772
Dubai Investments PJSC	212,181	231,249
Dubai Islamic Bank PJSC	109,508	288,091
Emaar Development PJSC	62,700	293,875
Emaar Properties PJSC	47,938	196,100
Emirates Telecommunications Group Co. PJSC	111,500	598,073
Fertiglobe PLC	170,700	126,013
First Abu Dhabi Bank PJSC	66,119	335,007
Modon Holding PSC(1)	107,300	98,841
Two Point Zero Group PJSC(1)	159,900	98,268
		$ 5,096,006
Vietnam — 2.9%
Bank for Foreign Trade of Vietnam JSC	216,725	$ 590,013
Bao Viet Holdings	28,030	75,782
FLC Faros Construction JSC(1)(3)	2	0
Gelex Group JSC	166,425	235,884
Gemadept Corp.	55,866	147,808
Hoa Phat Group JSC(1)	932,694	963,909
Hoa Sen Group	110,622	68,648
KIDO Group Corp.	33,828	65,150

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Vietnam (continued)
Kinh Bac City Development Holding Corp.(1)	38,613	$ 52,191
Masan Group Corp.(1)	103,896	336,715
Novaland Investment Group Corp.(1)	94,187	47,223
PetroVietnam Drilling & Well Services JSC	109,672	131,616
Petrovietnam Fertilizer & Chemicals JSC	111,198	102,856
PetroVietnam Gas JSC	37,745	170,262
PetroVietnam Power Corp.(1)	222,307	117,813
PetroVietnam Technical Services Corp.(1)	29,318	51,435
Phat Dat Real Estate Development Corp.(1)	37,402	25,779
Phu Nhuan Jewelry JSC	4	21
Saigon Beer Alcohol Beverage Corp.	29,220	56,353
Thaiholdings JSC(1)	48,620	57,722
Vietjet Aviation JSC(1)	109,066	719,005
Vietnam Construction and Import-Export JSC	90,743	67,251
Vietnam Dairy Products JSC	100,392	274,201
Vincom Retail JSC(1)	28,580	33,351
Vingroup JSC(1)	312,694	1,702,600
Vinh Hoan Corp.	28,080	69,960
Vinhomes JSC(1)(4)	40,020	164,473
		$ 6,328,021
Total Common Stocks (identified cost $129,294,767)		$218,060,573

Rights — 0.0%†
Security	Shares	Value
Bulgaria — 0.0%
Sopharma AD, Exp. 2/25/26(1)	185,718	$ 0
		$ 0
Morocco — 0.0%†
Bank of Africa, Exp. 10/26/26(1)	37	$ 17
		$ 17
Total Rights (identified cost $0)		$ 17

Short-Term Investments — 0.7%
Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(8)	9,393	$ 9,393
Total Affiliated Fund (identified cost $9,393)		$ 9,393

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.71%(9)	1,367,063	$ 1,367,063
Total Securities Lending Collateral (identified cost $1,367,063)		$ 1,367,063
Total Short-Term Investments (identified cost $1,376,456)		$ 1,376,456

Total Investments — 100.9% (identified cost $130,671,223)	$219,437,046
Other Assets, Less Liabilities — (0.9)%	$ (1,872,352)
Net Assets — 100.0%	$217,564,694
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2026. The aggregate market value of securities on loan at January 31, 2026 was $9,975,724.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $5,841,862 or 2.7% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $1,645,068 or 0.8% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Portfolio of Investments — continued

(8)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of January 31, 2026.
(9)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.6%	$26,995,750
Information Technology	11.7	24,660,778
Materials	10.7	23,339,211
Communication Services	10.6	21,865,565
Industrials	9.7	21,632,493
Consumer Discretionary	9.2	20,777,303
Consumer Staples	8.0	18,205,187
Energy	7.8	17,706,463
Health Care	7.9	17,568,666
Utilities	6.6	13,122,895
Real Estate	5.4	12,186,279
Short-Term Investments	0.7	1,376,456
Total Investments	100.9%	$219,437,046
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Statement of Assets and Liabilities

January 31, 2026
Assets
Unaffiliated investments, at value (identified cost $130,661,830) — including $9,975,724 of securities on loan	$219,427,653
Affiliated investments, at value (identified cost $9,393)	9,393
Cash	29,233
Foreign currency, at value (identified cost $188,022)	189,405
Dividends receivable	255,444
Dividends receivable from affiliated investments	231
Receivable for investments sold	507,941
Receivable for Fund shares sold	177,023
Securities lending income receivable	6,145
Tax reclaims receivable	23,969
Trustees' deferred compensation plan	207,468
Total assets	$220,833,905
Liabilities
Payable for line of credit	$120,000
Collateral for securities loaned	1,367,063
Payable for Fund shares redeemed	28,821
Payable to affiliates:
Investment adviser fee	153,044
Administration fee	27,010
Distribution and service fees	5,097
Sub-transfer agency fee	6,691
Trustees' deferred compensation plan	207,468
Other	22,338
Accrued foreign capital gains taxes	959,675
Accrued expenses	372,004
Total liabilities	$3,269,211
Net Assets	$217,564,694
Sources of Net Assets
Paid-in capital	$394,910,141
Accumulated loss	(177,345,447)
Net Assets	$217,564,694
Class A Shares
Net Assets	$24,600,282
Shares Outstanding	1,322,304
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.60
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$19.63
Class C Shares
Net Assets	$14,355
Shares Outstanding	759
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$18.91
Class I Shares
Net Assets	$178,270,946
Shares Outstanding	9,591,938
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.59

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Statement of Assets and Liabilities — continued

January 31, 2026
Class R6 Shares
Net Assets	$14,679,111
Shares Outstanding	790,527
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.57
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Statement of Operations

Year Ended
January 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $760,940)	$6,380,910
Dividend income from affiliated investments	8,124
Securities lending income, net	74,571
Other income	203,352
Total investment income	$6,666,957
Expenses
Investment adviser fee	$1,632,254
Administration fee	288,045
Distribution and service fees:
Class A	54,125
Class C	407
Trustees’ fees and expenses	12,195
Custodian fee	243,194
Transfer and dividend disbursing agent fees	148,730
Legal and accounting services	69,871
Printing and postage	9,138
Registration fees	66,033
Miscellaneous	43,877
Total expenses	$2,567,869
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$195,741
Total expense reductions	$195,741
Net expenses	$2,372,128
Net investment income	$4,294,829
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $136,091)	$5,898,182
Foreign currency transactions	1,539
Net realized gain	$5,899,721
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $92,805)	$46,977,866
Foreign currency	14,633
Net change in unrealized appreciation (depreciation)	$46,992,499
Net realized and unrealized gain	$52,892,220
Net increase in net assets from operations	$57,187,049

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Statements of Changes in Net Assets

	Year Ended January 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,294,829	$5,751,994
Net realized gain	5,899,721	8,270,272
Net change in unrealized appreciation (depreciation)	46,992,499	5,955,364
Net increase in net assets from operations	$57,187,049	$19,977,630
Distributions to shareholders:
Class A	$(640,302)	$(592,043)
Class C	—	(1,463)
Class I	(5,062,653)	(4,657,238)
Class R6	(416,030)	(379,933)
Total distributions to shareholders	$(6,118,985)	$(5,630,677)
Transactions in shares of beneficial interest:
Class A	$(1,441,734)	$(3,625,640)
Class C	(72,072)	(50,590)
Class I	(9,820,478)	(22,770,271)
Class R6	682,005	7,565,402
Net decrease in net assets from Fund share transactions	$(10,652,279)	$(18,881,099)
Net increase (decrease) in net assets	$40,415,785	$(4,534,146)
Net Assets
At beginning of year	$177,148,909	$181,683,055
At end of year	$217,564,694	$177,148,909

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Financial Highlights

	Class A
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$14.30	$13.28	$13.56	$15.11	$14.71
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.41	$0.28	$0.34	$0.25
Net realized and unrealized gain (loss)	4.47	1.03	(0.19)	(1.32)	0.40
Total income (loss) from operations	$4.79	$1.44	$0.09	$(0.98)	$0.65
Less Distributions
From net investment income	$(0.49)	$(0.42)	$(0.37)	$(0.57)	$(0.25)
Total distributions	$(0.49)	$(0.42)	$(0.37)	$(0.57)	$(0.25)
Net asset value — End of year	$18.60	$14.30	$13.28	$13.56	$15.11
Total Return(2)	33.75%	10.90%	0.60%	(6.32)%	4.41%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$24,600	$20,320	$22,177	$25,360	$33,428
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.56%	1.67%	1.68%	1.65%	1.58%
Net expenses	1.46%(4)	1.49%(4)	1.59%(4)	1.65%(4)	1.58%
Net investment income	1.98%	2.87%	2.10%	2.50%	1.63%
Portfolio Turnover	2%	7%	5%	10%	5%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$14.23	$13.18	$13.39	$14.90	$14.47
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.30	$0.21	$0.23	$0.13
Net realized and unrealized gain (loss)	4.42	1.03	(0.24)	(1.30)	0.40
Total income (loss) from operations	$4.68	$1.33	$(0.03)	$(1.07)	$0.53
Less Distributions
From net investment income	$—	$(0.28)	$(0.18)	$(0.44)	$(0.10)
Total distributions	$—	$(0.28)	$(0.18)	$(0.44)	$(0.10)
Net asset value — End of year	$18.91	$14.23	$13.18	$13.39	$14.90
Total Return(2)	32.82%	10.10%	(0.25)%	(6.93)%	3.59%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14	$75	$116	$219	$339
Ratios (as a percentage of average daily net assets):(3)
Total expenses	2.32%	2.42%	2.45%	2.40%	2.33%
Net expenses	2.22%(4)	2.24%(4)	2.36%(4)	2.40%(4)	2.33%
Net investment income	1.71%	2.12%	1.57%	1.75%	0.85%
Portfolio Turnover	2%	7%	5%	10%	5%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$14.29	$13.26	$13.55	$15.10	$14.71
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.45	$0.32	$0.38	$0.30
Net realized and unrealized gain (loss)	4.47	1.04	(0.20)	(1.33)	0.38
Total income (loss) from operations	$4.83	$1.49	$0.12	$(0.95)	$0.68
Less Distributions
From net investment income	$(0.53)	$(0.46)	$(0.41)	$(0.60)	$(0.29)
Total distributions	$(0.53)	$(0.46)	$(0.41)	$(0.60)	$(0.29)
Net asset value — End of year	$18.59	$14.29	$13.26	$13.55	$15.10
Total Return(2)	34.01%	11.30%	0.78%	(6.07)%	4.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$178,271	$146,233	$156,416	$180,624	$265,967
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.31%	1.42%	1.43%	1.40%	1.33%
Net expenses	1.21%(4)	1.24%(4)	1.34%(4)	1.40%(4)	1.33%
Net investment income	2.26%	3.12%	2.37%	2.79%	1.91%
Portfolio Turnover	2%	7%	5%	10%	5%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Financial Highlights — continued

	Class R6
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$14.27	$13.25	$13.54	$15.09	$14.69
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.42	$0.33	$0.37	$0.22
Net realized and unrealized gain (loss)	4.46	1.07	(0.20)	(1.31)	0.49
Total income (loss) from operations	$4.84	$1.49	$0.13	$(0.94)	$0.71
Less Distributions
From net investment income	$(0.54)	$(0.47)	$(0.42)	$(0.61)	$(0.31)
Total distributions	$(0.54)	$(0.47)	$(0.42)	$(0.61)	$(0.31)
Net asset value — End of year	$18.57	$14.27	$13.25	$13.54	$15.09
Total Return(2)	34.14%	11.33%	0.86%	(5.99)%	4.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,679	$10,520	$2,973	$1,668	$1,786
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.24%	1.34%	1.35%	1.33%	1.24%
Net expenses	1.14%(4)	1.17%(4)	1.26%(4)	1.33%(4)	1.24%
Net investment income	2.36%	2.87%	2.47%	2.76%	1.42%
Portfolio Turnover	2%	7%	5%	10%	5%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares effective April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the

Parametric
Emerging Markets Fund
January 31, 2026
Notes to Financial Statements — continued

likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of January 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Parametric
Emerging Markets Fund
January 31, 2026
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended January 31, 2026 and January 31, 2025 was as follows:
	Year Ended January 31,
	2026	2025
Ordinary income	$6,118,985	$5,630,677
During the year ended January 31, 2026, accumulated loss was increased by $322,897 and paid-in capital was increased by $322,897 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of January 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,506,159
Deferred capital losses	(255,829,481)
Net unrealized appreciation	76,977,875
Accumulated loss	$(177,345,447)
At January 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $255,829,481 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2026, $255,829,481 are long-term.
The cost and unrealized appreciation (depreciation) of investments of at January 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$141,508,237
Gross unrealized appreciation	$103,842,367
Gross unrealized depreciation	(25,913,558)
Net unrealized appreciation	$77,928,809
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion but less than $7.5 billion	0.730%
$7.5 billion and over	0.710%
For the year ended January 31, 2026, the investment adviser fee amounted to $1,632,254 or 0.85% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric),

Parametric
Emerging Markets Fund
January 31, 2026
Notes to Financial Statements — continued

an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2026, the administration fee amounted to $288,045.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2026, the investment adviser fee paid was reduced by $291 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.44%, 2.19%, 1.19% and 1.12% (1.49%, 2.24%, 1.24% and 1.17% prior to July 1, 2025) of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after June 1, 2027. Pursuant to this agreement, EVM and Parametric waived and/or reimbursed $195,450 in total of the Fund’s operating expenses for the year ended January 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2026, EVM earned $18,617 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $420 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2026. EVD received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2026 amounted to $54,125 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2026, the Fund paid or accrued to EVD $305 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2026 amounted to $102 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2026, the Fund was informed that EVD received $160 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $4,708,741 and $15,846,732, respectively, for the year ended January 31, 2026.

Parametric
Emerging Markets Fund
January 31, 2026
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	175,478	$ 2,921,394	118,497	$ 1,675,575
Issued to shareholders electing to receive payments of distributions in Fund shares	35,722	617,636	40,773	571,232
Redemptions	(309,661)	(4,980,764)	(409,048)	(5,872,447)
Net decrease	(98,461)	$(1,441,734)	(249,778)	$(3,625,640)
Class C
Issued to shareholders electing to receive payments of distributions in Fund shares	—	$ —	105	$ 1,463
Redemptions	(4,542)	(72,072)	(3,620)	(52,053)
Net decrease	(4,542)	$ (72,072)	(3,515)	$ (50,590)
Class I
Sales	653,598	$10,632,897	965,363	$13,788,620
Issued to shareholders electing to receive payments of distributions in Fund shares	133,053	2,297,823	163,328	2,284,958
Redemptions	(1,430,852)	(22,751,198)	(2,684,987)	(38,843,849)
Net decrease	(644,201)	$(9,820,478)	(1,556,296)	$(22,770,271)
Class R6
Sales	172,366	$ 2,530,345	608,918	$ 8,925,759
Issued to shareholders electing to receive payments of distributions in Fund shares	23,345	402,704	25,952	362,802
Redemptions	(142,230)	(2,251,044)	(122,130)	(1,723,159)
Net increase	53,481	$ 682,005	512,740	$ 7,565,402
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At January 31, 2026, the Fund had a balance outstanding pursuant to this line of credit of $120,000 at an annual interest rate of 4.64%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at January 31, 2026. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2026. The Fund’s average borrowings or allocated fees during the year ended January 31, 2026 were not significant.

Parametric
Emerging Markets Fund
January 31, 2026
Notes to Financial Statements — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At January 31, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $9,975,724 and $10,634,716, respectively. Collateral received was comprised of cash of $1,367,063 and U.S. government and/or agencies securities of $9,267,653. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,367,063	$ —	$ —	$ —	$1,367,063
The carrying amount of the liability for collateral for securities loaned at January 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2026.
10  Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,393, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$779,580	$11,850,327	$(12,620,514)	$ —	$ —	$9,393	$8,124	9,393
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
Emerging Markets Fund
January 31, 2026
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ —	$ 17,438,539	$ —	$ 17,438,539
Asia	5,494,274	103,050,051	0	108,544,325
Developed Europe	358,179	1,005,005	—	1,363,184
Emerging Europe	92,921	29,460,886	0	29,553,807
Latin America	30,708,221	6,574,867	23,623	37,306,711
Middle East	104,664	23,749,343	—	23,854,007
Total Common Stocks	$36,758,259	$181,278,691**	$23,623	$218,060,573
Rights	$ —	$ 17	$ —	$ 17
Short-Term Investments:
Affiliated Fund	9,393	—	—	9,393
Securities Lending Collateral	1,367,063	—	—	1,367,063
Total Investments	$38,134,715	$ 181,278,708	$23,623	$219,437,046
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2026 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Parametric
Emerging Markets Fund
January 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
Emerging Markets Fund
January 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended January 31, 2026, the Fund designates approximately $3,467,062, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended January 31, 2026, the Fund paid foreign taxes of $750,899 and recognized foreign source income of $7,099,918.

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EAEMX-NCSR    1.31.26

Parametric
Volatility Risk Premium -
Defensive Fund
Annual Financial Statements and
Additional Information
January 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2026
Parametric
Volatility Risk Premium - Defensive Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Portfolio of Investments

Common Stocks — 50.5%
Security	Shares	Value
Aerospace & Defense — 1.2%
General Electric Co.	16,821	$ 5,160,515
Huntington Ingalls Industries, Inc.	6,126	2,576,044
L3Harris Technologies, Inc.	8,065	2,765,085
RTX Corp.	27,037	5,432,544
		$ 15,934,188
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	7,466	$ 1,198,592
		$ 1,198,592
Automobile Components — 0.0%†
Phinia, Inc.	2,206	$ 157,001
		$ 157,001
Automobiles — 1.2%
Ford Motor Co.	164,893	$ 2,288,715
Tesla, Inc.(1)	32,331	13,915,586
		$ 16,204,301
Banks — 1.8%
Bank of America Corp.	106,294	$ 5,654,841
Fifth Third Bancorp	45,093	2,264,570
Huntington Bancshares, Inc.	120,186	2,100,851
JPMorgan Chase & Co.	37,320	11,415,815
Regions Financial Corp.	75,705	2,157,593
		$ 23,593,670
Beverages — 0.6%
Coca-Cola Co.	65,282	$ 4,883,746
PepsiCo, Inc.	22,519	3,459,594
		$ 8,343,340
Biotechnology — 0.9%
AbbVie, Inc.	27,380	$ 6,106,014
Amgen, Inc.	10,480	3,582,902
Biogen, Inc.(1)	7,341	1,320,572
Moderna, Inc.(1)	9,351	412,099
		$ 11,421,587
Security	Shares	Value
Broadline Retail — 2.1%
Amazon.com, Inc.(1)	115,030	$ 27,526,679
		$ 27,526,679
Building Products — 0.2%
A.O. Smith Corp.(2)	16,850	$ 1,238,306
Carrier Global Corp.	20,581	1,226,216
		$ 2,464,522
Capital Markets — 1.3%
Ameriprise Financial, Inc.	4,371	$ 2,304,348
Cboe Global Markets, Inc.	7,442	1,972,577
Invesco Ltd.	64,811	1,768,692
Moody's Corp.	4,962	2,558,209
Nasdaq, Inc.	24,914	2,413,917
S&P Global, Inc.	6,600	3,483,414
State Street Corp.	18,847	2,466,318
		$ 16,967,475
Chemicals — 0.7%
Albemarle Corp.	10,139	$ 1,730,017
CF Industries Holdings, Inc.	10,887	1,014,995
Linde PLC	8,502	3,885,159
Sherwin-Williams Co.	7,177	2,545,251
Solstice Advanced Materials, Inc.(1)	3,097	191,302
		$ 9,366,724
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,020	$ 1,940,112
		$ 1,940,112
Communications Equipment — 0.5%
Cisco Systems, Inc.	71,563	$ 5,604,814
F5, Inc.(1)	4,136	1,139,923
		$ 6,744,737
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 3,218,466
		$ 3,218,466
Consumer Finance — 0.4%
Capital One Financial Corp.	14,667	$ 3,211,046
Synchrony Financial	32,515	2,361,565
		$ 5,572,611

1
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	6,647	$ 6,249,842
Kroger Co.	24,103	1,514,873
Walmart, Inc.	57,349	6,832,560
		$ 14,597,275
Containers & Packaging — 0.2%
Avery Dennison Corp.	5,624	$ 1,043,308
Packaging Corp. of America	5,963	1,327,066
Sealed Air Corp.	7,254	303,797
		$ 2,674,171
Distributors — 0.1%
LKQ Corp.	22,462	$ 737,877
		$ 737,877
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	85,328	$ 3,798,803
		$ 3,798,803
Electric Utilities — 0.9%
Alliant Energy Corp.(2)	25,603	$ 1,687,494
Entergy Corp.	23,545	2,257,730
Evergy, Inc.	23,050	1,768,627
NextEra Energy, Inc.	30,965	2,721,823
NRG Energy, Inc.	15,547	2,372,939
Pinnacle West Capital Corp.	8,220	769,063
		$ 11,577,676
Electrical Equipment — 0.5%
Eaton Corp. PLC	10,470	$ 3,679,367
GE Vernova, Inc.	4,540	3,297,720
		$ 6,977,087
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity PLC	10,461	$ 2,330,502
		$ 2,330,502
Entertainment — 0.4%
Netflix, Inc.(1)	59,000	$ 4,925,910
		$ 4,925,910
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(1)	23,465	$ 11,275,636
Corpay, Inc.(1)	4,587	1,443,208
Mastercard, Inc., Class A	12,327	6,641,664
Security	Shares	Value
Financial Services (continued)
PayPal Holdings, Inc.	26,834	$ 1,413,884
Visa, Inc., Class A	23,896	7,690,450
		$ 28,464,842
Food Products — 0.1%
McCormick & Co., Inc., Non Voting Shares	17,055	$ 1,054,511
		$ 1,054,511
Ground Transportation — 0.4%
J.B. Hunt Transport Services, Inc.	9,567	$ 1,939,422
Union Pacific Corp.	13,794	3,242,970
		$ 5,182,392
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	23,951	$ 2,617,844
Boston Scientific Corp.(1)	32,535	3,042,999
IDEXX Laboratories, Inc.(1)	3,057	2,049,596
Insulet Corp.(1)	6,150	1,573,232
Intuitive Surgical, Inc.(1)	6,865	3,461,470
		$ 12,745,141
Health Care Providers & Services — 0.8%
Cencora, Inc.	7,142	$ 2,565,549
Centene Corp.(1)	52,925	2,292,711
DaVita, Inc.(1)	7,987	873,299
Quest Diagnostics, Inc.	9,481	1,773,231
UnitedHealth Group, Inc.	11,791	3,383,192
		$ 10,887,982
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	33,775	$ 1,845,466
		$ 1,845,466
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	94,977	$ 1,759,924
		$ 1,759,924
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.(1)	64,844	$ 1,946,617
Expedia Group, Inc.	9,477	2,509,889
Las Vegas Sands Corp.	30,667	1,617,071
McDonald's Corp.	13,297	4,188,555
Starbucks Corp.	30,891	2,840,427
Wynn Resorts Ltd.(2)	10,917	1,173,032
		$ 14,275,591

2
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Household Durables — 0.1%
Lennar Corp., Class A	13,931	$ 1,523,355
		$ 1,523,355
Household Products — 0.4%
Procter & Gamble Co.	34,222	$ 5,193,873
		$ 5,193,873
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	10,480	$ 1,659,508
		$ 1,659,508
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	14,625	$ 3,327,480
		$ 3,327,480
Insurance — 0.7%
Arthur J. Gallagher & Co.	8,020	$ 1,999,947
Assurant, Inc.	6,036	1,437,353
Erie Indemnity Co., Class A	903	255,558
Everest Group Ltd.	2,723	902,075
Progressive Corp.	14,682	3,053,856
Unum Group	22,676	1,722,696
		$ 9,371,485
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A	69,586	$ 23,520,068
Alphabet, Inc., Class C	55,972	18,948,201
Meta Platforms, Inc., Class A	24,848	17,803,592
		$ 60,271,861
IT Services — 0.2%
Accenture PLC, Class A	9,807	$ 2,585,517
		$ 2,585,517
Leisure Products — 0.1%
Hasbro, Inc.	14,652	$ 1,308,570
		$ 1,308,570
Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc.(1)	6,039	$ 1,389,876
Thermo Fisher Scientific, Inc.	7,661	4,432,731
Waters Corp.(1)	3,206	1,188,528
		$ 7,011,135
Security	Shares	Value
Machinery — 0.5%
Flowserve Corp.	2,794	$ 218,351
PACCAR, Inc.	20,719	2,546,572
Pentair PLC	17,848	1,880,644
Westinghouse Air Brake Technologies Corp.	10,792	2,483,671
		$ 7,129,238
Media — 0.2%
Omnicom Group, Inc.	14,163	$ 1,091,118
Paramount Skydance Corp., Class B	93,115	1,043,819
		$ 2,134,937
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	44,799	$ 2,698,244
		$ 2,698,244
Multi-Utilities — 0.2%
CMS Energy Corp.	13,298	$ 950,674
WEC Energy Group, Inc.	16,366	1,811,225
		$ 2,761,899
Oil, Gas & Consumable Fuels — 1.5%
APA Corp.(2)	29,232	$ 772,017
Chevron Corp.	29,475	5,214,127
Devon Energy Corp.	26,218	1,054,226
EOG Resources, Inc.	13,625	1,527,771
Exxon Mobil Corp.	61,912	8,754,357
HF Sinclair Corp.	23,402	1,216,670
ONEOK, Inc.	19,832	1,570,496
		$ 20,109,664
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,163	$ 923,225
		$ 923,225
Pharmaceuticals — 1.6%
Eli Lilly & Co.	11,006	$ 11,414,873
Johnson & Johnson	35,248	8,010,108
Viatris, Inc.	163,523	2,140,516
		$ 21,565,497
Professional Services — 0.3%
Amentum Holdings, Inc.(1)	8,975	$ 321,125
Jacobs Solutions, Inc.	8,461	1,144,435
Leidos Holdings, Inc.	4,027	758,204

3
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	2,050	$ 276,238
Verisk Analytics, Inc.	6,609	1,437,193
		$ 3,937,195
Residential REITs — 0.2%
Equity Residential	21,597	$ 1,345,925
Mid-America Apartment Communities, Inc.	12,612	1,693,792
		$ 3,039,717
Retail REITs — 0.1%
Kimco Realty Corp.	57,235	$ 1,206,514
		$ 1,206,514
Semiconductors & Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc.(1)	8,565	$ 2,027,593
Analog Devices, Inc.	13,516	4,201,854
Broadcom, Inc.	58,527	19,389,995
KLA Corp.	4,118	5,880,257
Microchip Technology, Inc.	22,182	1,684,057
Micron Technology, Inc.	13,186	5,470,608
NVIDIA Corp.	274,857	52,533,418
QUALCOMM, Inc.	20,648	3,130,030
Skyworks Solutions, Inc.	24,418	1,361,548
Teradyne, Inc.	5,732	1,381,699
Texas Instruments, Inc.	15,615	3,365,813
		$ 100,426,872
Software — 4.5%
Adobe, Inc.(1)	6,940	$ 2,035,155
AppLovin Corp., Class A(1)	4,104	1,941,643
Autodesk, Inc.(1)	7,661	1,937,237
Intuit, Inc.	5,019	2,504,080
Microsoft Corp.	86,815	37,355,626
Oracle Corp.	28,604	4,707,646
Palantir Technologies, Inc., Class A(1)	34,886	5,113,939
Synopsys, Inc.(1)	5,318	2,473,482
Trimble, Inc.(1)	12,632	853,923
		$ 58,922,731
Specialized REITs — 0.4%
American Tower Corp.	12,703	$ 2,277,394
Extra Space Storage, Inc.	8,148	1,124,179
Millrose Properties, Inc., Class A	6,755	201,299
Public Storage	4,567	1,261,360
		$ 4,864,232
Security	Shares	Value
Specialty Retail — 0.6%
Bath & Body Works, Inc.	20,278	$ 442,060
Carvana Co.(1)	311	124,745
Home Depot, Inc.	15,523	5,814,761
Ross Stores, Inc.	5,621	1,060,402
		$ 7,441,968
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	167,355	$ 43,425,275
Sandisk Corp.(1)	6,220	3,584,275
		$ 47,009,550
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., Class A	3,952	$ 1,396,676
		$ 1,396,676
Tobacco — 0.4%
Philip Morris International, Inc.	27,300	$ 4,898,712
		$ 4,898,712
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	1,871	$ 2,020,568
		$ 2,020,568
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	10,198	$ 2,011,148
		$ 2,011,148
Total Common Stocks (identified cost $246,523,837)		$ 661,240,526

Short-Term Investments — 50.1%
Affiliated Fund — 5.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(3)	72,770,909	$ 72,770,909
Total Affiliated Fund (identified cost $72,770,909)		$ 72,770,909

4
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Portfolio of Investments — continued

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.71%(4)	8,436,805	$ 8,436,805
Total Securities Lending Collateral (identified cost $8,436,805)		$ 8,436,805

U.S. Treasury Obligations — 43.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/19/26(5)	$36,706	$ 36,643,669
0.00%, 4/16/26(5)	13,510	13,411,918
0.00%, 6/11/26(2)(5)	115,000	113,547,406
0.00%, 7/9/26	82,706	81,434,567
0.00%, 9/3/26(5)	13,455	13,183,176
0.00%, 10/1/26	20,152	19,689,271
0.00%, 10/29/26(5)	26,552	25,872,472
U.S. Treasury Notes:
0.75%, 3/31/26	4,085	4,066,449
0.75%, 8/31/26	11,730	11,539,852
0.875%, 9/30/26	20,420	20,060,434
1.25%, 11/30/26	10,188	9,996,191
1.375%, 8/31/26	11,730	11,580,955
1.50%, 8/15/26	11,730	11,598,111
1.625%, 2/15/26	7,128	7,122,672
1.625%, 9/30/26	6,876	6,788,522
1.625%, 10/31/26	32,952	32,477,069
2.00%, 11/15/26	6,400	6,321,584
2.125%, 5/31/26	35,000	34,822,946
3.75%, 8/31/26	28,000	28,019,511
4.125%, 10/31/26	19,200	19,267,547
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.375%, 7/31/26	$36,440	$ 36,569,815
4.625%, 2/28/26	10,692	10,698,301
4.625%, 9/15/26	20,420	20,542,001
Total U.S. Treasury Obligations (identified cost $574,659,276)		$ 575,254,439
Total Short-Term Investments (identified cost $655,866,990)		$ 656,462,153
Total Investments — 100.6% (identified cost $902,390,827)		$1,317,702,679
Total Written Options — (0.2)% (premiums received $3,507,372)		$ (2,465,771)
Other Assets, Less Liabilities — (0.4)%		$ (6,040,782)
Net Assets — 100.0%		$1,309,196,126
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2026. The aggregate market value of securities on loan at January 31, 2026 was $13,090,152.
(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of January 31, 2026.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	154	$106,861,062	$7,045	2/6/26	$(153,230)
S&P 500 Index	77	53,430,531	7,110	2/11/26	(47,355)
S&P 500 Index	77	53,430,531	7,140	2/13/26	(42,658)
S&P 500 Index	77	53,430,531	7,025	2/18/26	(293,293)
S&P 500 Index	77	53,430,531	7,150	2/23/26	(96,866)
S&P 500 Index	77	53,430,531	7,150	2/27/26	(167,321)
Total					$(800,723)
5
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Portfolio of Investments — continued

Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$53,430,531	$6,825	2/2/26	$ (29,876)
S&P 500 Index	77	53,430,531	6,740	2/4/26	(33,033)
S&P 500 Index	77	53,430,531	6,850	2/4/26	(121,121)
S&P 500 Index	77	53,430,531	6,740	2/6/26	(92,939)
S&P 500 Index	77	53,430,531	6,800	2/6/26	(145,915)
S&P 500 Index	77	53,430,531	6,750	2/9/26	(113,267)
S&P 500 Index	77	53,430,531	6,800	2/11/26	(212,520)
S&P 500 Index	77	53,430,531	6,710	2/13/26	(201,817)
S&P 500 Index	77	53,430,531	6,525	2/18/26	(101,640)
S&P 500 Index	77	53,430,531	6,725	2/23/26	(304,535)
S&P 500 Index	77	53,430,531	6,650	2/27/26	(308,385)
Total					$(1,665,048)
Abbreviations:
REITs	– Real Estate Investment Trusts
6
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Statement of Assets and Liabilities

January 31, 2026
Assets
Unaffiliated investments, at value (identified cost $829,619,918) — including $13,090,152 of securities on loan	$1,244,931,770
Affiliated investments, at value (identified cost $72,770,909)	72,770,909
Interest and dividends receivable	3,016,055
Dividends receivable from affiliated investments	128,271
Receivable for premiums on written options	729,786
Receivable for Fund shares sold	391,543
Securities lending income receivable	18,947
Trustees' deferred compensation plan	41,835
Total assets	$1,322,029,116
Liabilities
Collateral for securities loaned	$8,436,805
Written options outstanding, at value (premiums received $3,507,372)	2,465,771
Payable for investments purchased	977,511
Payable for closed written options	32,398
Payable for Fund shares redeemed	220,515
Payable to affiliates:
Investment adviser and administration fee	423,130
Sub-transfer agency fee	1,307
Trustees' deferred compensation plan	41,835
Accrued expenses	233,718
Total liabilities	$12,832,990
Net Assets	$1,309,196,126
Sources of Net Assets
Paid-in capital	$874,048,792
Distributable earnings	435,147,334
Net Assets	$1,309,196,126
Class I Shares
Net Assets	$1,309,196,126
Shares Outstanding	77,388,617
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.92
7
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Statement of Operations

Year Ended
January 31, 2026
Investment Income
Dividend income	$7,556,165
Dividend income from affiliated investments	1,097,509
Interest income	23,272,321
Securities lending income, net	116,731
Total investment income	$32,042,726
Expenses
Investment adviser and administration fee	$4,635,757
Trustees’ fees and expenses	71,242
Custodian fee	293,307
Transfer and dividend disbursing agent fees	157,499
Legal and accounting services	133,107
Printing and postage	14,549
Registration fees	43,313
Miscellaneous	66,696
Total expenses	$5,415,470
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$40,341
Total expense reductions	$40,341
Net expenses	$5,375,129
Net investment income	$26,667,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$8,410,233
Written options	27,283,673
Net realized gain	$35,693,906
Change in unrealized appreciation (depreciation):
Investments	$73,203,593
Written options	624,511
Net change in unrealized appreciation (depreciation)	$73,828,104
Net realized and unrealized gain	$109,522,010
Net increase in net assets from operations	$136,189,607
8
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Statements of Changes in Net Assets

	Year Ended January 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$26,667,597	$26,993,138
Net realized gain	35,693,906	15,368,796
Net change in unrealized appreciation (depreciation)	73,828,104	113,477,283
Net increase in net assets from operations	$136,189,607	$155,839,217
Distributions to shareholders:
Class I	$(48,508,383)	$(29,070,236)
Total distributions to shareholders	$(48,508,383)	$(29,070,236)
Transactions in shares of beneficial interest:
Class I	$93,466,103	$157,405,947
Net increase in net assets from Fund share transactions	$93,466,103	$157,405,947
Net increase in net assets	$181,147,327	$284,174,928
Net Assets
At beginning of year	$1,128,048,799	$843,873,871
At end of year	$1,309,196,126	$1,128,048,799
9
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Financial Highlights

	Class I
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$15.70	$13.77	$12.67	$14.00	$12.41
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.40	$0.37	$0.14	$0.04
Net realized and unrealized gain (loss)	1.52	1.94	1.42	(0.50)	1.73
Total income (loss) from operations	$1.89	$2.34	$1.79	$(0.36)	$1.77
Less Distributions
From net investment income	$(0.35)	$(0.36)	$(0.31)	$(0.11)	$(0.05)
From net realized gain	(0.32)	(0.05)	(0.38)	(0.86)	(0.13)
Total distributions	$(0.67)	$(0.41)	$(0.69)	$(0.97)	$(0.18)
Net asset value — End of year	$16.92	$15.70	$13.77	$12.67	$14.00
Total Return(2)	12.13%	17.09%	14.24%	(2.26)%	14.22%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,309,196	$1,128,049	$843,874	$713,500	$971,483
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.46%	0.47%	0.47%	0.49%	0.47%
Net expenses	0.46%(4)	0.47%(4)	0.47%(4)	0.49%(4)	0.47%
Net investment income	2.28%	2.69%	2.74%	1.04%	0.29%
Portfolio Turnover	25%	14%	13%	28%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023).
10
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of January 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
11

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2026 and January 31, 2025 was as follows:
	Year Ended January 31,
	2026	2025
Ordinary income	$28,249,595	$25,432,925
Long-term capital gains	$20,258,788	$3,637,311
During the year ended January 31, 2026, distributable earnings was decreased by $2,889,754 and paid-in capital was increased by $2,889,754 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
12

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Notes to Financial Statements — continued

As of January 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 9,410,911
Undistributed long-term capital gains	10,434,256
Net unrealized appreciation	415,302,167
Distributable earnings	$435,147,334
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$902,400,512
Gross unrealized appreciation	$416,384,681
Gross unrealized depreciation	(1,082,514)
Net unrealized appreciation	$415,302,167
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the year ended January 31, 2026, the investment adviser and administration fee amounted to $4,635,757 or 0.40% of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2026, the investment adviser and administration fee paid was reduced by $40,341 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2026, EVM earned $3,831 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $150,296,432 and $147,895,917, respectively, for the year ended January 31, 2026.
13

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Notes to Financial Statements — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	12,846,222	$209,048,088	16,663,313	$248,099,059
Issued to shareholders electing to receive payments of distributions in Fund shares	2,809,328	46,662,941	1,825,131	27,906,256
Redemptions	(10,132,713)	(162,244,926)	(7,905,234)	(118,599,368)
Net increase	5,522,837	$ 93,466,103	10,583,210	$157,405,947
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2026 is included in the Portfolio of Investments. At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at January 31, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(2,465,771)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended January 31, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$27,283,673	$624,511
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the year ended January 31, 2026, which is indicative of the volume of this derivative type, was 1,481 contracts.
14

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Notes to Financial Statements — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2026.
8  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At January 31, 2026, the value of the securities loaned, including accrued interest, and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $13,090,152 and $13,378,478, respectively. Collateral received was comprised of cash of $8,436,805 and U.S. government and/or agencies securities of $4,941,673. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
U.S. Treasury Obligations	$8,436,805	$ —	$ —	$ —	$8,436,805
The carrying amount of the liability for collateral for securities loaned at January 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2026.
9   Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $72,770,909, which represents 5.6% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$37,500,036	$715,072,329	$(679,801,456)	$ —	$ —	$72,770,909	$1,097,509	72,770,909
15

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Notes to Financial Statements — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$661,240,526*	$ —	$ —	$ 661,240,526
Short-Term Investments:
Affiliated Fund	72,770,909	—	—	72,770,909
Securities Lending Collateral	8,436,805	—	—	8,436,805
U.S. Treasury Obligations	—	575,254,439	—	575,254,439
Total Investments	$742,448,240	$575,254,439	$—	$1,317,702,679
Liability Description
Written Call Options	$ (800,723)	$ —	$ —	$ (800,723)
Written Put Options	(1,665,048)	—	—	(1,665,048)
Total	$ (2,465,771)	$ —	$ —	$ (2,465,771)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
16

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Volatility Risk Premium - Defensive Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Volatility Risk Premium - Defensive Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
17

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, capital gains dividends and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended January 31, 2026, the Fund designates approximately $6,946,298, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2026 ordinary income dividends, 16.88% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $26,210,668 or, if subsequently determined to be different, the net capital gain of such year.
163(j) Interest Dividends. For the fiscal year ended January 31, 2026, the Fund designates 50.71% of distributions from net investment income as a 163(j) interest dividend.
18

EIVPX-NCSR    1.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	March 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 24, 2026